Nationwide(R) VLI
Separate Account-2
December 31, 2001

                             Life Planning Series(R)

                                                                        2001
                                                                   ANNUAL REPORT

--------------------------------------------------------------------------------

                                                       [NATIONWIDE LOGO]
                                               Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio

VLOB-12-12/01

                                [NATIONWIDE LOGO]
                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                        [PHOTOGRAPH OF JOSEPH J. GASPER]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2001 annual report of the Nationwide VLI Separate Account-2.

During 2001 we continued to upgrade and enhance our technology capabilities for service excellence. We made significant investments to expand our Internet and telephone voice response systems to improve the ease with which our customers and business partners do business with Nationwide. We continued our strategic investment in new product design, and we reaffirm our commitment to develop competitive and innovative life and retirement saving products to meet the ever-changing needs of our customers. Nationwide is an acknowledged trailblazer in the financial services business and we have the greatest resolve to continue to earn this leadership position. As always, we welcome your candid and informed feedback on your service experience with Nationwide.

It has been a tough couple of years for equity investors. The equity markets had a long run in the '90s and it has taken longer than many expected to wring-out those excesses. Economic statistics appear to be pointing to an improved business and economic climate. And, we are hopeful this is the precursor for improved equity performance in the near future.

We sincerely appreciate your patronage and we look forward to helping you meet your future financial planning and retirement savings goals.


                              /S/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 20, 2002

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-2. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 49. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 38, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2001

ASSETS:

  Investments at fair value:

    American Century VP - American Century VP Balanced (ACVPBal)
      781,490 shares (cost $5,821,077) ..................................................   $  5,150,017

    American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
      2,173,271 shares (cost $24,043,046) ...............................................     16,299,534

    American Century VP - American Century VP Income & Growth (ACVPIncGr)
      662,065 shares (cost $4,752,168) ..................................................      4,276,937

    American Century VP - American Century VP International (ACVPInt)
      2,220,164 shares (cost $18,974,637) ...............................................     14,630,883

    American Century VP - American Century VP Value (ACVPValue)
      1,653,746 shares (cost $11,583,135) ...............................................     12,303,870

    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSWPGPV)
      177,315 shares (cost $2,145,061) ..................................................      1,723,501

    Credit Suisse Trust - International Equity Portfolio (CSWPIntEq)
      811,829 shares (cost $6,619,592) ..................................................      6,770,656

    Credit Suisse Trust - Small Cap Growth Portfolio (CSWPSmCo)
      1,301,131 shares (cost $21,273,729) ...............................................     18,228,846

    Dreyfus IP - European Equity Portfolio (DryEuroEq)
      7,666 shares (cost $81,306) .......................................................         81,944

    The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
      510,423 shares (cost $18,276,231) .................................................     13,612,983

    Dreyfus Stock Index Fund (DryStkIx)
      3,025,332 shares (cost $97,823,554) ...............................................     88,823,754

    Dreyfus VIF - Appreciation Portfolio (DryAp)
      192,936 shares (cost $7,293,541) ..................................................      6,748,906

    Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
      133,404 shares (cost $3,193,858) ..................................................      2,888,194

    Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
      3,385,841 shares (cost $81,987,638) ...............................................     77,027,880

    Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)
      3,551,766 shares (cost $159,626,892) ..............................................    119,374,842

    Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
      2,596,303 shares (cost $22,319,658) ...............................................     16,642,300

    Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
      1,245,436 shares (cost $25,570,260) ...............................................     17,286,658

    Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
      1,834,323 shares (cost $29,818,675) ...............................................     26,616,026

    Fidelity(R) VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
      2,612,730 shares (cost $63,463,282) ...............................................     52,594,255

    Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
      272,910 shares (cost $5,244,133) ..................................................      4,129,133

    Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
      127,773 shares (cost $2,893,416) ..................................................      2,628,288

    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
      461,980 shares (cost $1,907,991) ..................................................      1,884,877

    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
      83,743 shares (cost $1,859,200) ...................................................      1,951,218

    Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
      1,770,510 shares (cost $37,635,429) ...............................................     18,678,881

    Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx)
      253,656 shares (cost $3,293,702) ..................................................      3,340,652

    Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt)
      60,392 shares (cost $394,939) .....................................................        427,574

    Nationwide(R) SAT -
    Gartmore Global Technology & Communications Fund Class I (NSATGlobTC)
      83,133 shares (cost $367,567) .....................................................        349,990

    Nationwide(R) SAT - Gartmore International Growth Fund Class I (NSATIntGr)
      8,999 shares (cost $54,414) .......................................................         55,252

    Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
      1,602,637 shares (cost $18,941,535) ...............................................     18,686,753

    Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I (NSATMSecBd)
      68,346 shares (cost $625,323) .....................................................        624,683

    Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
      51,651,981 shares (cost $51,651,981) ..............................................     51,651,981

    Nationwide(R) SAT - Small Cap Growth Fund Class I (NSATSmCapG)
      92,044 shares (cost $1,322,196) ...................................................      1,332,790

    Nationwide(R) SAT - Small Cap Value Fund Class I (NSATSmCapV)
      1,523,366 shares (cost $15,782,867) ...............................................     15,782,072

    Nationwide(R) SAT - Small Company Fund Class I (NSATSmCo)
      1,373,785 shares (cost $28,912,245) ...............................................     25,607,361

    Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap)
      79,823 shares (cost $915,284) .....................................................        925,153

    Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
      7,808,043 shares (cost $114,619,147) ..............................................     77,221,541

    Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)
      55,997 shares (cost $201,411) .....................................................        203,829

    Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
      1,476 shares (cost $14,135) .......................................................         14,260

    Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
      2,059,243 shares (cost $27,220,898) ...............................................     23,722,484

    Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
      176,527 shares (cost $2,801,821) ..................................................      2,584,354

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED

    Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
      367,681 shares (cost $4,848,302) ..................................................      4,952,667

    Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
      1,566,122 shares (cost $26,356,552) ...............................................     23,648,440

    Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
      44,046 shares (cost $1,921,533) ...................................................      1,793,534

    Oppenheimer Bond Fund/VA (OppBdFd)
      1,168,321 shares (cost $13,301,583) ...............................................     13,096,874

    Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
      456,413 shares (cost $21,761,302) .................................................     16,695,583

    Oppenheimer Global Securities Fund/VA (OppGlSec)
      1,459,363 shares (cost $37,422,502) ...............................................     33,331,862

    Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)
      45,030 shares (cost $891,831) .....................................................        855,117

    Oppenheimer Multiple Strategies Fund/VA (OppMult)
      947,213 shares (cost $15,452,114) .................................................     14,587,088

    Strong Opportunity Fund II, Inc. (StOpp2)
      2,217,437 shares (cost $48,190,456) ...............................................     43,129,141

    Strong VIF - Strong Discovery Fund II (StDisc2)
      666,299 shares (cost $6,698,848) ..................................................      6,876,204

    Strong VIF - Strong International Stock Fund II (StIntStk2)
      308,039 shares (cost $2,462,548) ..................................................      2,291,811

    UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
      183,848 shares (cost $1,327,245) ..................................................      1,275,905

    UIF - U.S. Real Estate Portfolio (UIFUSRE)
      734,078 shares (cost $8,923,116) ..................................................      8,867,664

    Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
      238,713 shares (cost $2,297,143) ..................................................      2,248,680

    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
      444,033 shares (cost $3,491,190) ..................................................      3,614,431

    Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
      308,515 shares (cost $3,310,810) ..................................................      3,298,022
                                                                                            ------------
        Total investments ...............................................................    933,448,135

  Accounts receivable ...................................................................        --
                                                                                            ------------
        Total assets ....................................................................    933,448,135

ACCOUNTS PAYABLE ........................................................................         43,158
                                                                                            ------------
CONTRACT OWNERS' EQUITY (NOTE 7) ........................................................   $933,404,977
                                                                                            ============

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                          TOTAL
                                                     -----------------------------------------------
                                                          2001             2000             1999
                                                     -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $  14,498,694       14,156,269       14,098,293
  Mortality and expense risk charges (note 3) ....      (7,447,011)      (8,863,841)      (7,660,149)
                                                     -------------    -------------    -------------
    Net investment income ........................       7,051,683        5,292,428        6,438,144
                                                     -------------    -------------    -------------

  Proceeds from mutual funds shares sold .........     667,653,990      891,657,787      955,670,735
  Cost of mutual fund shares sold ................    (763,360,903)    (830,522,167)    (897,919,980)
                                                     -------------    -------------    -------------
    Realized gain (loss) on investments ..........     (95,706,913)      61,135,620       57,750,755
  Change in unrealized gain (loss)
    on investments ...............................    (102,443,273)    (263,179,099)      93,482,590
                                                     -------------    -------------    -------------
    Net gain (loss) on investments ...............    (198,150,186)    (202,043,479)     151,233,345
                                                     -------------    -------------    -------------
  Reinvested capital gains .......................      59,973,994      117,294,274       39,898,769
                                                     -------------    -------------    -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $(131,124,509)     (79,456,777)     197,570,258
                                                     =============    =============    =============

                                                                          ACVPBAL
                                                     -----------------------------------------------
                                                          2001             2000             1999
                                                     -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         149,365          142,768          104,861
  Mortality and expense risk charges (note 3) ....         (39,398)         (43,349)         (43,480)
                                                     -------------    -------------    -------------
    Net investment income ........................         109,967           99,419           61,381
                                                     -------------    -------------    -------------

  Proceeds from mutual funds shares sold .........         707,642        1,172,289          971,140
  Cost of mutual fund shares sold ................        (856,776)      (1,257,855)      (1,022,836)
                                                     -------------    -------------    -------------
    Realized gain (loss) on investments ..........        (149,134)         (85,566)         (51,696)
  Change in unrealized gain (loss)
    on investments ...............................        (374,866)        (306,371)        (209,153)
                                                     -------------    -------------    -------------
    Net gain (loss) on investments ...............        (524,000)        (391,937)        (260,849)
                                                     -------------    -------------    -------------
  Reinvested capital gains .......................         177,314           89,903          723,542
                                                     -------------    -------------    -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        (236,719)        (202,615)         524,074
                                                     =============    =============    =============

                                                                        ACVPCAPAP
                                                     -----------------------------------------------
                                                          2001             2000             1999
                                                     -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................              --               --               --
  Mortality and expense risk charges (note 3) ....        (157,084)        (225,875)        (108,580)
                                                     -------------    -------------    -------------
    Net investment income ........................        (157,084)        (225,875)        (108,580)
                                                     -------------    -------------    -------------

  Proceeds from mutual funds shares sold .........      10,422,004       25,900,893       22,591,735
  Cost of mutual fund shares sold ................     (19,980,200)     (17,223,897)     (21,828,544)
                                                     -------------    -------------    -------------
    Realized gain (loss) on investments ..........      (9,558,196)       8,676,996          763,191
  Change in unrealized gain (loss)
    on investments ...............................      (5,254,647)      (7,733,755)       6,761,369
                                                     -------------    -------------    -------------
    Net gain (loss) on investments ...............     (14,812,843)         943,241        7,524,560
                                                     -------------    -------------    -------------
  Reinvested capital gains .......................       7,598,012          750,781               --
                                                     -------------    -------------    -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........      (7,371,915)       1,468,147        7,415,980
                                                     =============    =============    =============

                                                                     ACVPINCGR
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $    35,914         25,931            655
  Mortality and expense risk charges (note 3) ....       (31,543)       (33,212)       (27,101)
                                                     -----------    -----------    -----------
    Net investment income ........................         4,371         (7,281)       (26,446)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     1,306,804      6,896,325      4,520,179
  Cost of mutual fund shares sold ................    (1,674,238)    (6,623,978)    (4,059,023)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (367,434)       272,347        461,156
  Change in unrealized gain (loss)
    on investments ...............................       (36,896)      (817,445)       247,602
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (404,330)      (545,098)       708,758
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $  (399,959)      (552,379)       682,312
                                                     ===========    ===========    ===========

                                                                      ACVPINT
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        16,208         31,996             --
  Mortality and expense risk charges (note 3) ....      (131,716)      (192,630)      (123,973)
                                                     -----------    -----------    -----------
    Net investment income ........................      (115,508)      (160,634)      (123,973)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    18,165,796     28,784,239     25,003,227
  Cost of mutual fund shares sold ................   (24,504,893)   (24,108,086)   (22,517,439)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (6,339,097)     4,676,153      2,485,788
  Change in unrealized gain (loss)
    on investments ...............................    (1,840,599)    (9,830,737)     6,850,984
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (8,179,696)    (5,154,584)     9,336,772
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................     1,789,528        478,387             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........    (6,505,676)    (4,836,831)     9,212,799
                                                     ===========    ===========    ===========

                                                                     ACVPVALUE
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        89,617         34,989         26,285
  Mortality and expense risk charges (note 3) ....       (66,662)       (27,164)       (20,993)
                                                     -----------    -----------    -----------
    Net investment income ........................        22,955          7,825          5,292
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    33,073,002     53,718,428     10,125,505
  Cost of mutual fund shares sold ................   (32,800,437)   (53,369,596)   (10,140,086)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........       272,565        348,832        (14,581)
  Change in unrealized gain (loss)
    on investments ...............................       549,875        414,821       (279,501)
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............       822,440        763,653       (294,082)
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --         89,531        249,026
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........       845,395        861,009        (39,764)
                                                     ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                       CSWPGPV
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $        --             --             --
  Mortality and expense risk charges (note 3) ....       (15,488)       (26,477)       (13,686)
                                                     -----------    -----------    -----------
    Net investment income ........................       (15,488)       (26,477)       (13,686)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     3,317,543     21,730,640     11,451,361
  Cost of mutual fund shares sold ................    (4,552,542)   (21,573,716)   (10,619,693)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (1,234,999)       156,924        831,668
  Change in unrealized gain (loss)
    on investments ...............................       471,352     (1,447,278)       489,466
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (763,647)    (1,290,354)     1,321,134
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --        359,529             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $  (779,135)      (957,302)     1,307,448
                                                     ===========    ===========    ===========

                                                                     CSWPINTEQ
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................            --         51,283        106,392
  Mortality and expense risk charges (note 3) ....       (56,285)       (81,674)       (70,225)
                                                     -----------    -----------    -----------
    Net investment income ........................       (56,285)       (30,391)        36,167
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    29,337,215     11,655,731     19,261,615
  Cost of mutual fund shares sold ................   (33,297,876)   (11,306,949)   (18,047,381)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (3,960,661)       348,782      1,214,234
  Change in unrealized gain (loss)
    on investments ...............................     2,099,268     (4,794,748)     3,271,039
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (1,861,393)    (4,445,966)     4,485,273
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --      1,233,063             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........    (1,917,678)    (3,243,294)     4,521,440
                                                     ===========    ===========    ===========

                                                                      CSWPSMCO
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................            --             --             --
  Mortality and expense risk charges (note 3) ....      (138,697)      (216,538)      (114,737)
                                                     -----------    -----------    -----------
    Net investment income ........................      (138,697)      (216,538)      (114,737)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    12,518,866     42,618,463     12,560,036
  Cost of mutual fund shares sold ................   (23,848,090)   (37,312,904)   (11,995,881)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........   (11,329,224)     5,305,559        564,155
  Change in unrealized gain (loss)
    on investments ...............................     7,104,902    (18,360,336)     8,391,845
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (4,224,322)   (13,054,777)     8,956,000
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --      5,714,137        709,970
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........    (4,363,019)    (7,557,178)     9,551,233
                                                     ===========    ===========    ===========

                                                                     DRYEUROEQ
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $       809            234             --
  Mortality and expense risk charges (note 3) ....        (1,545)          (527)            --
                                                     -----------    -----------    -----------
    Net investment income ........................          (736)          (293)            --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     4,515,612        633,945             --
  Cost of mutual fund shares sold ................    (4,512,771)      (640,858)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........         2,841         (6,913)            --
  Change in unrealized gain (loss)
    on investments ...............................          (878)         1,517             --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............         1,963         (5,396)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --          1,253             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $     1,227         (4,436)            --
                                                     ===========    ===========    ===========

                                                                      DRYSRGRO
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         9,820        157,148          2,403
  Mortality and expense risk charges (note 3) ....      (119,024)      (157,030)      (114,846)
                                                     -----------    -----------    -----------
    Net investment income ........................      (109,204)           118       (112,443)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     4,586,357      4,108,551     17,180,969
  Cost of mutual fund shares sold ................    (4,955,722)    (3,386,569)   (15,391,528)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (369,365)       721,982      1,789,441
  Change in unrealized gain (loss)
    on investments ...............................    (3,939,932)    (3,257,761)     1,688,692
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (4,309,297)    (2,535,779)     3,478,133
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --        646,972
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........    (4,418,501)    (2,535,661)     4,012,662
                                                     ===========    ===========    ===========

                                                                      DRYSTKIX
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................       997,440      1,011,600      1,066,045
  Mortality and expense risk charges (note 3) ....      (664,865)      (797,960)      (719,164)
                                                     -----------    -----------    -----------
    Net investment income ........................       332,575        213,640        346,881
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    18,098,585     16,033,223     20,339,759
  Cost of mutual fund shares sold ................   (18,088,650)   (11,951,284)   (15,264,747)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........         9,935      4,081,939      5,075,012
  Change in unrealized gain (loss)
    on investments ...............................   (13,687,873)   (16,940,040)    11,113,462
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............   (13,677,938)   (12,858,101)    16,188,474
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................       467,526      1,618,261        920,361
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   (12,877,837)   (11,026,200)    17,455,716
                                                     ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                        DRYAP
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $     58,719          47,656          43,739
  Mortality and expense risk charges (note 3) ....        (50,539)        (58,150)        (57,406)
                                                     ------------    ------------    ------------
    Net investment income ........................          8,180         (10,494)        (13,667)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      1,565,000       3,065,559       6,550,844
  Cost of mutual fund shares sold ................     (1,658,890)     (2,858,894)     (6,135,399)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........        (93,890)        206,665         415,445
  Change in unrealized gain (loss)
    on investments ...............................       (617,829)       (365,322)        269,060
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............       (711,719)       (158,657)        684,505
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --          80,911          29,215
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $   (703,539)        (88,240)        700,053
                                                     ============    ============    ============

                                                                       DRYGRINC
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         15,122          18,343          16,508
  Mortality and expense risk charges (note 3) ....        (20,036)        (19,919)        (15,950)
                                                     ------------    ------------    ------------
    Net investment income ........................         (4,914)         (1,576)            558
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........        744,456         319,148       1,753,038
  Cost of mutual fund shares sold ................       (752,434)       (251,568)     (1,678,061)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........         (7,978)         67,580          74,977
  Change in unrealized gain (loss)
    on investments ...............................       (258,534)       (314,432)        230,049
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............       (266,512)       (246,852)        305,026
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................         45,863         113,207          87,323
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........       (225,563)       (135,221)        392,907
                                                     ============    ============    ============

                                                                       FIDVIPEI
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................      1,346,217       1,394,973       1,233,625
  Mortality and expense risk charges (note 3) ....       (625,985)       (630,229)       (714,035)
                                                     ------------    ------------    ------------
    Net investment income ........................        720,232         764,744         519,590
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      6,533,958      29,031,941      21,969,547
  Cost of mutual fund shares sold ................     (6,478,110)    (24,700,721)    (15,562,997)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........         55,848       4,331,220       6,406,550
  Change in unrealized gain (loss)
    on investments ...............................     (9,359,446)     (5,231,085)     (5,267,170)
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............     (9,303,598)       (899,865)      1,139,380
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................      3,782,228       5,255,479       2,726,961
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........     (4,801,138)      5,120,358       4,385,931
                                                     ============    ============    ============

                                                                       FIDVIPGR
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $    107,526         196,483         215,538
  Mortality and expense risk charges (note 3) ....     (1,036,867)     (1,438,136)     (1,145,435)
                                                     ------------    ------------    ------------
    Net investment income ........................       (929,341)     (1,241,653)       (929,897)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........     14,172,289      20,493,336      91,394,903
  Cost of mutual fund shares sold ................    (18,446,053)    (16,880,509)    (75,684,409)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........     (4,273,764)      3,612,827      15,710,494
  Change in unrealized gain (loss)
    on investments ...............................    (33,423,042)    (42,932,678)     17,198,414
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............    (37,696,806)    (39,319,851)     32,908,908
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................     10,107,480      19,550,081      13,551,946
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $(28,518,667)    (21,011,423)     45,530,957
                                                     ============    ============    ============

                                                                       FIDVIPHI
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................      2,383,612       1,693,393       2,570,090
  Mortality and expense risk charges (note 3) ....       (136,475)       (168,596)       (197,828)
                                                     ------------    ------------    ------------
    Net investment income ........................      2,247,137       1,524,797       2,372,262
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      8,880,061       9,968,353      29,571,691
  Cost of mutual fund shares sold ................    (13,585,088)    (10,903,346)    (32,450,313)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........     (4,705,027)       (934,993)     (2,878,622)
  Change in unrealized gain (loss)
    on investments ...............................        (27,924)     (6,237,391)      2,437,032
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............     (4,732,951)     (7,172,384)       (441,590)
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --              --          96,078
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........     (2,485,814)     (5,647,587)      2,026,750
                                                     ============    ============    ============

                                                                       FIDVIPOV
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................      1,100,964         425,125         332,184
  Mortality and expense risk charges (note 3) ....       (162,010)       (230,607)       (199,894)
                                                     ------------    ------------    ------------
    Net investment income ........................        938,954         194,518         132,290
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      7,182,379      10,777,638      34,092,869
  Cost of mutual fund shares sold ................    (10,030,666)     (9,504,431)    (31,976,653)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........     (2,848,287)      1,273,207       2,116,216
  Change in unrealized gain (loss)
    on investments ...............................     (4,902,933)    (10,130,820)      6,394,423
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............     (7,751,220)     (8,857,613)      8,510,639
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................      1,740,234       2,677,139         535,780
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........     (5,072,032)     (5,985,956)      9,178,709
                                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      FIDVIPAM
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $ 1,179,485      1,031,299      1,040,155
  Mortality and expense risk charges (note 3) ....      (233,118)      (267,155)      (270,444)
                                                     -----------    -----------    -----------
    Net investment income ........................       946,367        764,144        769,711
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     2,948,969      4,375,902      4,829,331
  Cost of mutual fund shares sold ................    (3,146,043)    (3,632,011)    (3,813,802)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (197,074)       743,891      1,015,529
  Change in unrealized gain (loss)
    on investments ...............................    (2,656,974)    (5,439,784)        26,818
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (2,854,048)    (4,695,893)     1,042,347
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................       442,307      2,429,670      1,317,530
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $(1,465,374)    (1,502,079)     3,129,588
                                                     ===========    ===========    ===========

                                                                     FIDVIPCON
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................       456,978        244,158        261,343
  Mortality and expense risk charges (note 3) ....      (413,391)      (521,700)      (460,248)
                                                     -----------    -----------    -----------
    Net investment income ........................        43,587       (277,542)      (198,905)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     7,291,690      7,260,544     25,340,625
  Cost of mutual fund shares sold ................    (7,489,134)    (5,658,545)   (16,733,032)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (197,444)     1,601,999      8,607,593
  Change in unrealized gain (loss)
    on investments ...............................    (9,738,153)   (15,273,672)     2,632,252
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (9,935,597)   (13,671,673)    11,239,845
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................     1,612,865      8,862,945      1,916,516
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........    (8,279,145)    (5,086,270)    12,957,456
                                                     ===========    ===========    ===========

                                                                     FIDVIPGROP
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        17,465         77,263         58,964
  Mortality and expense risk charges (note 3) ....       (31,285)       (40,980)       (47,088)
                                                     -----------    -----------    -----------
    Net investment income ........................       (13,820)        36,283         11,876
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     1,573,054      5,312,933      3,165,507
  Cost of mutual fund shares sold ................    (2,207,850)    (5,576,382)    (2,711,647)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (634,796)      (263,449)       453,860
  Change in unrealized gain (loss)
    on investments ...............................      (126,832)    (1,250,959)      (343,328)
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (761,628)    (1,514,408)       110,532
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --        391,834        110,237
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........      (775,448)    (1,086,291)       232,645
                                                     ===========    ===========    ===========

                                                                      JANCAPAP
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $    25,263         19,570             --
  Mortality and expense risk charges (note 3) ....       (21,001)       (10,464)            --
                                                     -----------    -----------    -----------
    Net investment income ........................         4,262          9,106             --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     5,487,669      1,441,203             --
  Cost of mutual fund shares sold ................    (6,621,307)    (1,508,835)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (1,133,638)       (67,632)            --
  Change in unrealized gain (loss)
    on investments ...............................       244,422       (509,550)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (889,216)      (577,182)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $  (884,954)      (568,076)            --
                                                     ===========    ===========    ===========

                                                                     JANGLTECH
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        12,133         14,871             --
  Mortality and expense risk charges (note 3) ....       (15,286)       (10,447)            --
                                                     -----------    -----------    -----------
    Net investment income ........................        (3,153)         4,424             --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    10,060,090        733,862             --
  Cost of mutual fund shares sold ................   (12,182,785)      (720,686)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (2,122,695)        13,176             --
  Change in unrealized gain (loss)
    on investments ...............................     1,125,331     (1,148,444)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (997,364)    (1,135,268)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........    (1,000,517)    (1,130,844)            --
                                                     ===========    ===========    ===========

                                                                     JANINTGRO
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        14,370         68,254             --
  Mortality and expense risk charges (note 3) ....       (16,892)        (8,795)            --
                                                     -----------    -----------    -----------
    Net investment income ........................        (2,522)        59,459             --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     3,309,639      1,279,606             --
  Cost of mutual fund shares sold ................    (4,315,738)    (1,460,939)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (1,006,099)      (181,333)            --
  Change in unrealized gain (loss)
    on investments ...............................       441,311       (349,293)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (564,788)      (530,626)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........      (567,310)      (471,167)            --
                                                     ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                     NSATCAPAP
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $        --         64,829        277,922
  Mortality and expense risk charges (note 3) ....      (149,321)      (262,581)      (323,069)
                                                     -----------    -----------    -----------
    Net investment income ........................      (149,321)      (197,752)       (45,147)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     3,987,142      9,898,396     14,859,491
  Cost of mutual fund shares sold ................    (8,267,452)    (9,942,866)   (13,314,168)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (4,280,310)       (44,470)     1,545,323
  Change in unrealized gain (loss)
    on investments ...............................    (3,202,773)   (16,033,473)    (2,937,651)
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (7,483,083)   (16,077,943)    (1,392,328)
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --      6,018,129      2,820,485
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $(7,632,404)   (10,257,566)     1,383,010
                                                     ===========    ===========    ===========

                                                                    NSATMIDCAPIX
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        13,844          5,044             --
  Mortality and expense risk charges (note 3) ....       (17,915)        (4,225)            --
                                                     -----------    -----------    -----------
    Net investment income ........................        (4,071)           819             --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     5,810,245      5,847,137             --
  Cost of mutual fund shares sold ................    (6,065,948)    (5,829,612)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (255,703)        17,525             --
  Change in unrealized gain (loss)
    on investments ...............................       115,892        (68,941)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (139,811)       (51,416)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................        25,776         59,565             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........      (118,106)         8,968             --
                                                     ===========    ===========    ===========

                                                                     NSATEMMKT
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         1,129             --             --
  Mortality and expense risk charges (note 3) ....        (1,054)           (21)            --
                                                     -----------    -----------    -----------
    Net investment income ........................            75            (21)            --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........       925,621         21,742             --
  Cost of mutual fund shares sold ................      (950,127)       (22,889)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........       (24,506)        (1,147)            --
  Change in unrealized gain (loss)
    on investments ...............................        33,345           (711)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............         8,839         (1,858)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........         8,914         (1,879)            --
                                                     ===========    ===========    ===========

                                                                     NSATGLOBTC
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $        --             --             --
  Mortality and expense risk charges (note 3) ....        (2,955)          (918)            --
                                                     -----------    -----------    -----------
    Net investment income ........................        (2,955)          (918)            --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........       410,266         16,330             --
  Cost of mutual fund shares sold ................      (835,201)       (22,265)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (424,935)        (5,935)            --
  Change in unrealized gain (loss)
    on investments ...............................       215,502       (233,078)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (209,433)      (239,013)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --          8,554             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $  (212,388)      (231,377)            --
                                                     ===========    ===========    ===========

                                                                     NSATINTGR
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................            28             --             --
  Mortality and expense risk charges (note 3) ....          (193)           (14)            --
                                                     -----------    -----------    -----------
    Net investment income ........................          (165)           (14)            --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........       427,289         23,858             --
  Cost of mutual fund shares sold ................      (430,379)       (24,091)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........        (3,090)          (233)            --
  Change in unrealized gain (loss)
    on investments ...............................         1,005           (168)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............        (2,085)          (401)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        (2,250)          (415)            --
                                                     ===========    ===========    ===========

                                                                     NSATGVTBD
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................       811,537        692,626        787,049
  Mortality and expense risk charges (note 3) ....      (128,835)       (99,480)      (121,678)
                                                     -----------    -----------    -----------
    Net investment income ........................       682,702        593,146        665,371
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    21,314,906     10,368,266     29,946,083
  Cost of mutual fund shares sold ................   (20,624,557)   (10,500,566)   (30,797,415)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........       690,349       (132,300)      (851,332)
  Change in unrealized gain (loss)
    on investments ...............................      (567,238)       822,785       (301,600)
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............       123,111        690,485     (1,152,932)
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................        25,190             --         25,753
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........       831,003      1,283,631       (461,808)
                                                     ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      NSATMSECBD
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $     29,490           3,708              --
  Mortality and expense risk charges (note 3) ....         (2,786)           (220)             --
                                                     ------------    ------------    ------------
    Net investment income ........................         26,704           3,488              --
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      1,985,743         237,528              --
  Cost of mutual fund shares sold ................     (2,002,292)       (238,314)             --
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........        (16,549)           (786)             --
  Change in unrealized gain (loss)
    on investments ...............................         (1,097)            457              --
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............        (17,646)           (329)             --
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $      9,058           3,159              --
                                                     ============    ============    ============

                                                                      NSATMYMKT
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................      1,894,859       3,057,620       2,607,883
  Mortality and expense risk charges (note 3) ....       (423,551)       (413,875)       (415,133)
                                                     ------------    ------------    ------------
    Net investment income ........................      1,471,308       2,643,745       2,192,750
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........    207,472,704     292,342,512     257,299,024
  Cost of mutual fund shares sold ................   (207,472,704)   (292,342,512)   (257,299,024)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........             --              --              --
  Change in unrealized gain (loss)
    on investments ...............................             --              --              --
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............             --              --              --
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........      1,471,308       2,643,745       2,192,750
                                                     ============    ============    ============

                                                                     NSATSMCAPG
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................             --              --              --
  Mortality and expense risk charges (note 3) ....         (8,611)         (2,514)             --
                                                     ------------    ------------    ------------
    Net investment income ........................         (8,611)         (2,514)             --
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........     11,138,422       1,286,406              --
  Cost of mutual fund shares sold ................    (11,361,555)     (1,360,619)             --
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........       (223,133)        (74,213)             --
  Change in unrealized gain (loss)
    on investments ...............................        178,447        (167,853)             --
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............        (44,686)       (242,066)             --
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --           2,683              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        (53,297)       (241,897)             --
                                                     ============    ============    ============

                                                                      NSATSMCAPV
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $      3,877              --              --
  Mortality and expense risk charges (note 3) ....        (97,351)        (51,635)        (12,857)
                                                     ------------    ------------    ------------
    Net investment income ........................        (93,474)        (51,635)        (12,857)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........     41,798,997       9,626,402      38,165,993
  Cost of mutual fund shares sold ................    (41,688,579)     (9,463,196)    (37,730,603)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........        110,418         163,206         435,390
  Change in unrealized gain (loss)
    on investments ...............................      1,228,548      (1,082,758)       (178,227)
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............      1,338,966        (919,552)        257,163
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................      1,026,030       1,418,043         463,979
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $  2,271,522         446,856         708,285
                                                     ============    ============    ============

                                                                       NSATSMCO
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         29,451           8,275              --
  Mortality and expense risk charges (note 3) ....       (195,239)       (220,692)       (133,984)
                                                     ------------    ------------    ------------
    Net investment income ........................       (165,788)       (212,417)       (133,984)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........     12,888,373      34,607,733      12,258,303
  Cost of mutual fund shares sold ................    (17,290,472)    (25,554,105)    (11,935,965)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........     (4,402,099)      9,053,628         322,338
  Change in unrealized gain (loss)
    on investments ...............................      2,206,825     (12,312,627)      6,521,648
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............     (2,195,274)     (3,258,999)      6,843,986
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --       5,338,437       1,017,362
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........     (2,361,062)      1,867,021       7,727,364
                                                     ============    ============    ============

                                                                      NSATSTMCAP
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................             --              --              --
  Mortality and expense risk charges (note 3) ....         (6,440)         (2,791)             --
                                                     ------------    ------------    ------------
    Net investment income ........................         (6,440)         (2,791)             --
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      6,243,931       1,977,764              --
  Cost of mutual fund shares sold ................     (6,691,865)     (2,065,729)             --
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........       (447,934)        (87,965)             --
  Change in unrealized gain (loss)
    on investments ...............................        118,872        (109,003)             --
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............       (329,062)       (196,968)             --
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --          14,918              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........       (335,502)       (184,841)             --
                                                     ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      NSATTOTRE
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $    622,347         612,176         663,979
  Mortality and expense risk charges (note 3) ....       (612,246)       (736,850)       (774,887)
                                                     ------------    ------------    ------------
    Net investment income ........................         10,101        (124,674)       (110,908)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      5,229,380      13,544,946       7,683,042
  Cost of mutual fund shares sold ................     (6,985,175)     (9,201,670)     (4,796,181)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........     (1,755,795)      4,343,276       2,886,861
  Change in unrealized gain (loss)
    on investments ...............................    (11,829,407)    (40,766,537)       (615,625)
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............    (13,585,202)    (36,423,261)      2,271,236
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................      2,194,987      33,726,301       3,857,973
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $(11,380,114)     (2,821,634)      6,018,301
                                                     ============    ============    ============

                                                                      NSATGRFOC
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................             --              --              --
  Mortality and expense risk charges (note 3) ....         (1,295)           (100)             --
                                                     ------------    ------------    ------------
    Net investment income ........................         (1,295)           (100)             --
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      5,355,883           7,483              --
  Cost of mutual fund shares sold ................     (5,498,348)        (10,247)             --
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........       (142,465)         (2,764)             --
  Change in unrealized gain (loss)
    on investments ...............................         26,613         (24,195)             --
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............       (115,852)        (26,959)             --
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........       (117,147)        (27,059)             --
                                                     ============    ============    ============

                                                                       NBAMTBAL
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................             --              --              --
  Mortality and expense risk charges (note 3) ....            (43)             --              --
                                                     ------------    ------------    ------------
    Net investment income ........................            (43)             --              --
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........            357              --              --
  Cost of mutual fund shares sold ................           (373)             --              --
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........            (16)             --              --
  Change in unrealized gain (loss)
    on investments ...............................            125              --              --
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............            109              --              --
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........             66              --              --
                                                     ============    ============    ============

                                                                       NBAMTGRO
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $         --              --              --
  Mortality and expense risk charges (note 3) ....       (193,586)       (326,947)       (183,268)
                                                     ------------    ------------    ------------
    Net investment income ........................       (193,586)       (326,947)       (183,268)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........     15,400,054      29,136,062      90,781,328
  Cost of mutual fund shares sold ................    (44,397,183)    (19,441,919)    (88,544,143)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........    (28,997,129)      9,694,143       2,237,185
  Change in unrealized gain (loss)
    on investments ...............................      6,433,848     (18,572,555)      7,073,105
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............    (22,563,281)     (8,878,412)      9,310,290
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................     12,536,350       3,211,533       1,124,154
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $(10,220,517)     (5,993,826)     10,251,176
                                                     ============    ============    ============

                                                                      NBAMTGUARD
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         10,656          12,425           4,569
  Mortality and expense risk charges (note 3) ....        (16,691)        (14,688)        (12,787)
                                                     ------------    ------------    ------------
    Net investment income ........................         (6,035)         (2,263)         (8,218)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      1,068,268       2,733,360       8,197,327
  Cost of mutual fund shares sold ................     (1,061,536)     (2,651,491)     (8,110,096)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........          6,732          81,869          87,231
  Change in unrealized gain (loss)
    on investments ...............................       (216,517)        (98,383)         43,771
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............       (209,785)        (16,514)        131,002
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................        152,227              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        (63,593)        (18,777)        122,784
                                                     ============    ============    ============

                                                                      NBAMTLMAT
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        255,613         306,913         277,113
  Mortality and expense risk charges (note 3) ....        (35,234)        (32,093)        (35,738)
                                                     ------------    ------------    ------------
    Net investment income ........................        220,379         274,820         241,375
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      3,377,140       9,275,328       1,296,663
  Cost of mutual fund shares sold ................     (3,287,910)     (9,541,403)     (1,370,958)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........         89,230        (266,075)        (74,295)
  Change in unrealized gain (loss)
    on investments ...............................         11,853         223,548        (128,665)
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............        101,083         (42,527)       (202,960)
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        321,462         232,293          38,415
                                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                     NBAMTPART
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $    90,620        217,800        395,343
  Mortality and expense risk charges (note 3) ....      (165,930)      (194,093)      (234,549)
                                                     -----------    -----------    -----------
    Net investment income ........................       (75,310)        23,707        160,794
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     2,321,375     11,982,768     10,213,406
  Cost of mutual fund shares sold ................    (3,124,641)   (14,409,112)   (10,762,285)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (803,266)    (2,426,344)      (548,879)
  Change in unrealized gain (loss)
    on investments ...............................      (872,728)    (2,383,122)     1,854,882
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (1,675,994)    (4,809,466)     1,306,003
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................       860,887      4,631,886        687,554
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $  (890,417)      (153,873)     2,154,351
                                                     ===========    ===========    ===========

                                                                     OPPAGGGRO
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        20,230             --             --
  Mortality and expense risk charges (note 3) ....       (16,032)        (9,718)            --
                                                     -----------    -----------    -----------
    Net investment income ........................         4,198         (9,718)            --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     4,586,812      8,805,282             --
  Cost of mutual fund shares sold ................    (6,129,642)    (9,294,608)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (1,542,830)      (489,326)            --
  Change in unrealized gain (loss)
    on investments ...............................       307,499       (435,498)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (1,235,331)      (924,824)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................       315,653             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........      (915,480)      (934,542)            --
                                                     ===========    ===========    ===========

                                                                      OPPBDFD
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................       864,092        888,727        563,814
  Mortality and expense risk charges (note 3) ....       (92,640)       (84,563)       (91,553)
                                                     -----------    -----------    -----------
    Net investment income ........................       771,452        804,164        472,261
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     6,081,563      2,331,159      3,691,017
  Cost of mutual fund shares sold ................    (6,575,644)    (2,569,226)    (3,697,719)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (494,081)      (238,067)        (6,702)
  Change in unrealized gain (loss)
    on investments ...............................       471,071         16,219       (794,086)
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............       (23,010)      (221,848)      (800,788)
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --         54,146
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........       748,442        582,316       (274,381)
                                                     ===========    ===========    ===========

                                                                      OPPCAPAP
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $   110,415         18,905         16,006
  Mortality and expense risk charges (note 3) ....      (129,492)      (129,760)       (48,619)
                                                     -----------    -----------    -----------
    Net investment income ........................       (19,077)      (110,855)       (32,613)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     3,376,810     10,473,722     25,212,861
  Cost of mutual fund shares sold ................    (4,406,616)    (8,613,035)   (24,502,814)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (1,029,806)     1,860,687        710,047
  Change in unrealized gain (loss)
    on investments ...............................    (3,248,518)    (3,665,305)     1,735,399
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (4,278,324)    (1,804,618)     2,445,446
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................     1,656,912      1,008,850        175,824
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $(2,640,489)      (906,623)     2,588,657
                                                     ===========    ===========    ===========

                                                                      OPPGLSEC
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................       250,956         99,579        255,944
  Mortality and expense risk charges (note 3) ....      (268,070)      (313,312)      (190,529)
                                                     -----------    -----------    -----------
    Net investment income ........................       (17,114)      (213,733)        65,415
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     8,061,340      4,035,642      6,535,136
  Cost of mutual fund shares sold ................    (7,350,064)    (2,393,689)    (4,397,501)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........       711,276      1,641,953      2,137,635
  Change in unrealized gain (loss)
    on investments ...............................   (10,336,593)    (5,708,731)     9,595,322
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (9,625,317)    (4,066,778)    11,732,957
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................     4,652,673      5,565,874        717,222
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........    (4,989,758)     1,285,363     12,515,594
                                                     ===========    ===========    ===========

                                                                    OPPMSGRINC
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         2,647             --             --
  Mortality and expense risk charges (note 3) ....        (4,216)          (965)            --
                                                     -----------    -----------    -----------
    Net investment income ........................        (1,569)          (965)            --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........       271,972        100,863             --
  Cost of mutual fund shares sold ................      (340,552)       (98,302)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........       (68,580)         2,561             --
  Change in unrealized gain (loss)
    on investments ...............................         3,903        (40,617)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............       (64,677)       (38,056)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........       (66,246)       (39,021)            --
                                                     ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                       OPPMULT
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $    585,774         684,260         480,400
  Mortality and expense risk charges (note 3) ....       (122,655)       (125,117)       (115,579)
                                                     ------------    ------------    ------------
    Net investment income ........................        463,119         559,143         364,821
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      2,496,202       4,981,698       2,796,637
  Cost of mutual fund shares sold ................     (2,749,417)     (4,584,087)     (2,391,468)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........       (253,215)        397,611         405,169
  Change in unrealized gain (loss)
    on investments ...............................       (788,871)     (1,160,185)         10,270
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............     (1,042,086)       (762,574)        415,439
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................        782,407         993,822         694,901
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $    203,440         790,391       1,475,161
                                                     ============    ============    ============

                                                                        STOPP2
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        254,345              --              --
  Mortality and expense risk charges (note 3) ....       (345,200)       (355,887)       (283,101)
                                                     ------------    ------------    ------------
    Net investment income ........................        (90,855)       (355,887)       (283,101)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      4,912,670       5,753,763       6,031,119
  Cost of mutual fund shares sold ................     (4,102,002)     (3,771,596)     (4,291,744)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........        810,668       1,982,167       1,739,375
  Change in unrealized gain (loss)
    on investments ...............................     (9,214,867)     (4,879,451)      5,430,662
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............     (8,404,199)     (2,897,284)      7,170,037
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................      6,568,447       5,562,609       3,541,869
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........     (1,926,607)      2,309,438      10,428,805
                                                     ============    ============    ============

                                                                       STDISC2
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         48,229              --              --
  Mortality and expense risk charges (note 3) ....        (56,087)        (58,904)        (53,820)
                                                     ------------    ------------    ------------
    Net investment income ........................         (7,858)        (58,904)        (53,820)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      8,810,961       6,435,185       8,370,593
  Cost of mutual fund shares sold ................    (10,205,721)     (5,682,290)     (9,362,894)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........     (1,394,760)        752,895        (992,301)
  Change in unrealized gain (loss)
    on investments ...............................        323,479        (482,257)        125,370
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............     (1,071,281)        270,638        (866,931)
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................      1,246,478              --       1,035,670
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        167,339         211,734         114,919
                                                     ============    ============    ============

                                                                       STINTSTK2
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $         --              --           7,958
  Mortality and expense risk charges (note 3) ....        (19,820)        (49,525)        (22,468)
                                                     ------------    ------------    ------------
    Net investment income ........................        (19,820)        (49,525)        (14,510)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........     19,473,590      45,151,810      12,615,085
  Cost of mutual fund shares sold ................    (20,141,787)    (45,538,936)    (11,285,141)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........       (668,197)       (387,126)      1,329,944
  Change in unrealized gain (loss)
    on investments ...............................        (12,561)     (1,546,991)      1,572,604
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............       (680,758)     (1,934,117)      2,902,548
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................         94,952              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $   (605,626)     (1,983,642)      2,888,038
                                                     ============    ============    ============

                                                                       UIFEMMKT
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        109,934         108,788          84,322
  Mortality and expense risk charges (note 3) ....         (6,381)         (6,391)         (3,195)
                                                     ------------    ------------    ------------
    Net investment income ........................        103,553         102,397          81,127
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      1,558,402         696,248       1,067,995
  Cost of mutual fund shares sold ................     (1,555,432)       (669,859)     (1,041,803)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........          2,970          26,389          26,192
  Change in unrealized gain (loss)
    on investments ...............................        (10,775)        (38,552)         29,379
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............         (7,805)        (12,163)         55,571
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........         95,748          90,234         136,698
                                                     ============    ============    ============

                                                                       UIFUSRE
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        324,384         514,484         400,217
  Mortality and expense risk charges (note 3) ....        (63,716)        (46,629)        (44,010)
                                                     ------------    ------------    ------------
    Net investment income ........................        260,668         467,855         356,207
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      9,726,902      11,404,275       6,089,310
  Cost of mutual fund shares sold ................     (9,227,767)    (10,957,678)     (7,139,977)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........        499,135         446,597      (1,050,667)
  Change in unrealized gain (loss)
    on investments ...............................       (151,471)        443,730         478,383
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............        347,664         890,327        (572,284)
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................         71,668          36,959              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        680,000       1,395,141        (216,077)
                                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      VEWRLDBD
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $   101,924        125,433        135,225
  Mortality and expense risk charges (note 3) ....       (19,527)       (21,681)       (25,601)
                                                     -----------    -----------    -----------
    Net investment income ........................        82,397        103,752        109,624
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     6,609,847     11,085,379      4,442,114
  Cost of mutual fund shares sold ................    (6,708,322)   (11,357,847)    (4,822,035)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........       (98,475)      (272,468)      (379,921)
  Change in unrealized gain (loss)
    on investments ...............................      (128,804)       148,290        (74,747)
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (227,279)      (124,178)      (454,668)
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --         60,420
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $  (144,882)       (20,426)      (284,624)
                                                     ===========    ===========    ===========

                                                                     VEWRLDEMKT
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................            --             --             --
  Mortality and expense risk charges (note 3) ....       (26,750)       (53,777)       (32,044)
                                                     -----------    -----------    -----------
    Net investment income ........................       (26,750)       (53,777)       (32,044)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    27,874,002     22,197,969     26,145,515
  Cost of mutual fund shares sold ................   (28,521,629)   (22,523,533)   (24,002,878)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (647,627)      (325,564)     2,142,637
  Change in unrealized gain (loss)
    on investments ...............................       690,151     (2,614,711)     1,939,640
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............        42,524     (2,940,275)     4,082,277
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        15,774     (2,994,052)     4,050,233
                                                     ===========    ===========    ===========

                                                                     VEWRLDHAS
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        45,286         47,340         61,762
  Mortality and expense risk charges (note 3) ....       (31,957)       (36,261)       (36,567)
                                                     -----------    -----------    -----------
    Net investment income ........................        13,329         11,079         25,195
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    10,858,141     17,958,019     19,298,812
  Cost of mutual fund shares sold ................   (11,323,718)   (17,432,316)   (18,689,697)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (465,577)       525,703        609,115
  Change in unrealized gain (loss)
    on investments ...............................       (17,134)      (152,863)       199,401
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (482,711)       372,840        808,516
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........      (469,382)       383,919        833,711
                                                     ===========    ===========    ===========

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                             TOTAL
                                                     -----------------------------------------------------
                                                           2001               2000               1999
                                                     ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $     7,051,683          5,292,428          6,438,144
  Realized gain (loss) on investments ............       (95,706,913)        61,135,620         57,750,755
  Change in unrealized gain (loss)
    on investments ...............................      (102,443,273)      (263,179,099)        93,482,590
  Reinvested capital gains .......................        59,973,994        117,294,274         39,898,769
                                                     ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (131,124,509)       (79,456,777)       197,570,258
                                                     ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       103,755,686        120,946,341        155,876,754
  Transfers between funds ........................                --                 --                 --
  Surrenders .....................................       (47,591,030)       (41,340,894)       (29,241,082)
  Death benefits (note 4) ........................        (3,310,640)        (2,753,264)        (5,189,106)
  Policy loans (net of repayments) (note 5) ......        (8,284,301)       (18,700,994)       (16,840,767)
  Deductions for surrender charges (note 2d) .....        (4,259,124)        (3,783,229)        (4,371,271)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (46,802,944)       (46,656,142)       (46,509,797)
  Asset charges (note 3):
    MSP contracts ................................          (487,482)          (600,986)          (560,395)
    LSFP contracts ...............................          (374,976)          (385,150)          (275,681)
                                                     ---------------    ---------------    ---------------
      Net equity transactions ....................        (7,354,811)         6,725,682         52,888,655
                                                     ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (138,479,320)       (72,731,095)       250,458,913
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     1,071,884,297      1,144,615,392        894,156,479
                                                     ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $   933,404,977      1,071,884,297      1,144,615,392
                                                     ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................        44,184,383         42,923,800         39,766,962
                                                     ---------------    ---------------    ---------------
  Units purchased ................................         8,105,043          9,659,168         12,461,932
  Units redeemed .................................        (7,779,263)        (8,398,585)        (9,305,094)
                                                     ---------------    ---------------    ---------------
  Ending units ...................................        44,510,163         44,184,383         42,923,800
                                                     ===============    ===============    ===============


                                                                            ACVPBAL
                                                     -----------------------------------------------------
                                                           2001               2000               1999
                                                     ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ..........................           109,967             99,419             61,381
  Realized gain (loss) on investments ............          (149,134)           (85,566)           (51,696)
  Change in unrealized gain (loss)
    on investments ...............................          (374,866)          (306,371)          (209,153)
  Reinvested capital gains .......................           177,314             89,903            723,542
                                                     ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................          (236,719)          (202,615)           524,074
                                                     ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................           537,559            657,944            765,352
  Transfers between funds ........................           (18,553)          (516,182)           (71,304)
  Surrenders .....................................          (274,881)          (287,549)          (170,759)
  Death benefits (note 4) ........................           (19,851)            (2,238)            (3,696)
  Policy loans (net of repayments) (note 5) ......            (7,043)           (90,905)          (109,266)
  Deductions for surrender charges (note 2d) .....           (24,600)           (26,315)           (25,527)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................          (264,440)          (253,169)          (273,361)
  Asset charges (note 3):
    MSP contracts ................................            (4,877)            (5,232)            (4,829)
    LSFP contracts ...............................            (1,571)            (1,420)              (912)
                                                     ---------------    ---------------    ---------------
      Net equity transactions ....................           (78,257)          (525,066)           105,698
                                                     ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............          (314,976)          (727,681)           629,772
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................         5,464,950          6,192,631          5,562,859
                                                     ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............         5,149,974          5,464,950          6,192,631
                                                     ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           280,165            306,093            299,058
                                                     ---------------    ---------------    ---------------
  Units purchased ................................            32,188             35,007             51,610
  Units redeemed .................................           (36,385)           (60,935)           (44,575)
                                                     ---------------    ---------------    ---------------
  Ending units ...................................           275,968            280,165            306,093
                                                     ===============    ===============    ===============

                                                                           ACVPCAPAP
                                                     -----------------------------------------------------
                                                           2001               2000               1999
                                                     ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ..........................          (157,084)          (225,875)          (108,580)
  Realized gain (loss) on investments ............        (9,558,196)         8,676,996            763,191
  Change in unrealized gain (loss)
    on investments ...............................        (5,254,647)        (7,733,755)         6,761,369
  Reinvested capital gains .......................         7,598,012            750,781                 --
                                                     ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        (7,371,915)         1,468,147          7,415,980
                                                     ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................         1,922,090          2,321,398          1,955,940
  Transfers between funds ........................        (3,106,083)         6,725,158            261,755
  Surrenders .....................................          (994,264)        (1,026,955)          (723,035)
  Death benefits (note 4) ........................           (26,610)           (20,053)           (23,318)
  Policy loans (net of repayments) (note 5) ......          (266,547)          (635,720)          (241,323)
  Deductions for surrender charges (note 2d) .....           (88,981)           (93,980)          (108,087)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................          (917,212)        (1,000,118)          (687,205)
  Asset charges (note 3):
    MSP contracts ................................            (8,721)           (12,135)            (3,806)
    LSFP contracts ...............................            (4,237)            (4,320)            (1,392)
                                                     ---------------    ---------------    ---------------
      Net equity transactions ....................        (3,490,565)         6,253,275            429,529
                                                     ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       (10,862,480)         7,721,422          7,845,509
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................        27,161,584         19,440,162         11,594,653
                                                     ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        16,299,104         27,161,584         19,440,162
                                                     ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,120,543            851,973            825,873
                                                     ---------------    ---------------    ---------------
  Units purchased ................................           114,186            379,881            175,114
  Units redeemed .................................          (289,549)          (111,311)          (149,014)
                                                     ---------------    ---------------    ---------------
  Ending units ...................................           945,180          1,120,543            851,973
                                                     ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                     ACVPINCGR
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $     4,371         (7,281)       (26,446)
  Realized gain (loss) on investments ............      (367,434)       272,347        461,156
  Change in unrealized gain (loss)
    on investments ...............................       (36,896)      (817,445)       247,602
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (399,959)      (552,379)       682,312
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       463,372        588,512        482,154
  Transfers between funds ........................       (30,266)        51,206      2,244,545
  Surrenders .....................................      (128,813)      (103,924)       (56,332)
  Death benefits (note 4) ........................            --        (25,723)            --
  Policy loans (net of repayments) (note 5) ......          (177)       (54,872)        49,802
  Deductions for surrender charges (note 2d) .....       (11,528)        (9,510)        (8,421)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (171,662)      (149,381)      (109,013)
  Asset charges (note 3):
    MSP contracts ................................        (2,384)        (3,446)        (3,326)
    LSFP contracts ...............................        (2,139)        (3,118)        (4,278)
                                                     -----------    -----------    -----------
      Net equity transactions ....................       116,403        289,744      2,595,131
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (283,556)      (262,635)     3,277,443
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     4,560,448      4,823,083      1,545,640
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 4,276,892      4,560,448      4,823,083
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       403,910        378,466        142,086
                                                     -----------    -----------    -----------
  Units purchased ................................        56,641        100,713        256,957
  Units redeemed .................................       (44,262)       (75,269)       (20,577)
                                                     -----------    -----------    -----------
  Ending units ...................................       416,289        403,910        378,466
                                                     ===========    ===========    ===========

                                                                      ACVPINT
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................      (115,508)      (160,634)      (123,973)
  Realized gain (loss) on investments ............    (6,339,097)     4,676,153      2,485,788
  Change in unrealized gain (loss)
    on investments ...............................    (1,840,599)    (9,830,737)     6,850,984
  Reinvested capital gains .......................     1,789,528        478,387             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................    (6,505,676)    (4,836,831)     9,212,799
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................     1,563,930      1,859,782      1,793,620
  Transfers between funds ........................    (1,610,440)     2,472,737      1,521,029
  Surrenders .....................................      (411,527)      (699,631)      (363,715)
  Death benefits (note 4) ........................       (16,220)       (56,581)       (15,489)
  Policy loans (net of repayments) (note 5) ......      (123,790)      (164,750)      (508,785)
  Deductions for surrender charges (note 2d) .....       (36,829)       (64,025)       (54,372)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (668,820)      (777,200)      (578,192)
  Asset charges (note 3):
    MSP contracts ................................        (7,104)       (13,908)        (9,808)
    LSFP contracts ...............................       (10,541)       (14,309)        (5,962)
                                                     -----------    -----------    -----------
      Net equity transactions ....................    (1,321,341)     2,542,115      1,778,326
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (7,827,017)    (2,294,716)    10,991,125
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................    22,457,622     24,752,338     13,761,213
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    14,630,605     22,457,622     24,752,338
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................     1,027,636        935,555        847,041
                                                     -----------    -----------    -----------
  Units purchased ................................        97,198        201,426        177,900
  Units redeemed .................................      (174,047)      (109,345)       (89,386)
                                                     -----------    -----------    -----------
  Ending units ...................................       950,787      1,027,636        935,555
                                                     ===========    ===========    ===========

                                                                     ACVPVALUE
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................        22,955          7,825          5,292
  Realized gain (loss) on investments ............       272,565        348,832        (14,581)
  Change in unrealized gain (loss)
    on investments ...............................       549,875        414,821       (279,501)
  Reinvested capital gains .......................            --         89,531        249,026
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       845,395        861,009        (39,764)
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       582,884        396,314        536,794
  Transfers between funds ........................     4,815,841      2,843,992        (10,220)
  Surrenders .....................................      (424,152)      (139,365)       (44,773)
  Death benefits (note 4) ........................       (32,416)            --        (18,972)
  Policy loans (net of repayments) (note 5) ......       258,803       (132,570)       (46,175)
  Deductions for surrender charges (note 2d) .....       (37,959)       (12,754)        (6,693)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (320,328)      (122,278)      (138,847)
  Asset charges (note 3):
    MSP contracts ................................        (5,886)        (2,874)        (3,246)
    LSFP contracts ...............................        (4,940)        (4,255)        (1,972)
                                                     -----------    -----------    -----------
      Net equity transactions ....................     4,831,847      2,826,210        265,896
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     5,677,242      3,687,219        226,132
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     6,626,601      2,939,382      2,713,250
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    12,303,843      6,626,601      2,939,382
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       435,109        225,895        205,278
                                                     -----------    -----------    -----------
  Units purchased ................................       340,692        242,795         49,493
  Units redeemed .................................       (53,917)       (33,581)       (28,876)
                                                     -----------    -----------    -----------
  Ending units ...................................       721,884        435,109        225,895
                                                     ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      CSWPGPV
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $   (15,488)       (26,477)       (13,686)
  Realized gain (loss) on investments ............    (1,234,999)       156,924        831,668
  Change in unrealized gain (loss)
    on investments ...............................       471,352     (1,447,278)       489,466
  Reinvested capital gains .......................            --        359,529             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (779,135)      (957,302)     1,307,448
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       175,113        246,696        139,661
  Transfers between funds ........................      (290,162)      (728,042)     2,043,854
  Surrenders .....................................       (95,856)       (35,654)       (28,894)
  Death benefits (note 4) ........................        (2,390)            --             --
  Policy loans (net of repayments) (note 5) ......        36,298        (69,160)       (72,651)
  Deductions for surrender charges (note 2d) .....        (8,579)        (3,263)        (4,319)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (90,037)      (103,357)       (50,521)
  Asset charges (note 3):
    MSP contracts ................................          (952)        (1,735)          (847)
    LSFP contracts ...............................          (980)        (1,618)          (855)
                                                     -----------    -----------    -----------
      Net equity transactions ....................      (277,545)      (696,133)     2,025,428
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (1,056,680)    (1,653,435)     3,332,876
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     2,780,103      4,433,538      1,100,662
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 1,723,423      2,780,103      4,433,538
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       176,075        227,326         91,311
                                                     -----------    -----------    -----------
  Units purchased ................................        20,442         37,149        157,184
  Units redeemed .................................       (42,279)       (88,400)       (21,169)
                                                     -----------    -----------    -----------
  Ending units ...................................       154,238        176,075        227,326
                                                     ===========    ===========    ===========

                                                                     CSWPINTEQ
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................       (56,285)       (30,391)        36,167
  Realized gain (loss) on investments ............    (3,960,661)       348,782      1,214,234
  Change in unrealized gain (loss)
    on investments ...............................     2,099,268     (4,794,748)     3,271,039
  Reinvested capital gains .......................            --      1,233,063             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................    (1,917,678)    (3,243,294)     4,521,440
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................     1,047,183      1,203,310      1,411,984
  Transfers between funds ........................      (704,029)    (1,618,161)      (167,066)
  Surrenders .....................................      (368,264)      (182,801)      (642,724)
  Death benefits (note 4) ........................        (7,251)       (17,201)      (124,597)
  Policy loans (net of repayments) (note 5) ......       (66,856)      (160,238)       (83,407)
  Deductions for surrender charges (note 2d) .....       (32,958)       (16,729)       (96,081)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (361,742)      (426,399)      (427,942)
  Asset charges (note 3):
    MSP contracts ................................        (5,243)        (8,051)        (8,596)
    LSFP contracts ...............................        (4,614)        (6,243)        (3,905)
                                                     -----------    -----------    -----------
      Net equity transactions ....................      (503,774)    (1,232,513)      (142,334)
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (2,421,452)    (4,475,807)     4,379,106
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     9,192,407     13,668,214      9,289,108
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     6,770,955      9,192,407     13,668,214
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       711,440        779,846        805,473
                                                     -----------    -----------    -----------
  Units purchased ................................       110,791         83,704        160,398
  Units redeemed .................................      (142,631)      (152,110)      (186,025)
                                                     -----------    -----------    -----------
  Ending units ...................................       679,600        711,440        779,846
                                                     ===========    ===========    ===========

                                                                     CSWPSMCO
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................      (138,697)      (216,538)      (114,737)
  Realized gain (loss) on investments ............   (11,329,224)     5,305,559        564,155
  Change in unrealized gain (loss)
    on investments ...............................     7,104,902    (18,360,336)     8,391,845
  Reinvested capital gains .......................            --      5,714,137        709,970
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................    (4,363,019)    (7,557,178)     9,551,233
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................     2,168,671      3,205,250      2,658,532
  Transfers between funds ........................    (3,347,967)     7,227,152       (248,812)
  Surrenders .....................................      (805,855)      (818,535)      (301,023)
  Death benefits (note 4) ........................       (86,645)       (46,924)       (60,498)
  Policy loans (net of repayments) (note 5) ......        (1,349)      (406,035)      (288,744)
  Deductions for surrender charges (note 2d) .....       (72,120)       (74,907)       (45,000)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (922,151)    (1,346,935)      (902,731)
  Asset charges (note 3):
    MSP contracts ................................        (9,810)       (17,598)        (9,685)
    LSFP contracts ...............................        (8,705)       (12,620)        (5,597)
                                                     -----------    -----------    -----------
      Net equity transactions ....................    (3,085,931)     7,708,848        796,442
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (7,448,950)       151,670     10,347,675
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................    25,677,975     25,526,305     15,178,630
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    18,229,025     25,677,975     25,526,305
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................     1,272,956      1,024,167      1,015,805
                                                     -----------    -----------    -----------
  Units purchased ................................       137,229        353,977        183,941
  Units redeemed .................................      (325,463)      (105,188)      (175,579)
                                                     -----------    -----------    -----------
  Ending units ...................................     1,084,722      1,272,956      1,024,167
                                                     ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      DRYEUROEQ
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $       (736)           (293)             --
  Realized gain (loss) on investments ............          2,841          (6,913)             --
  Change in unrealized gain (loss)
    on investments ...............................           (878)          1,517              --
  Reinvested capital gains .......................             --           1,253              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................          1,227          (4,436)             --
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................         12,657           5,122              --
  Transfers between funds ........................        (35,400)        113,027              --
  Surrenders .....................................         (1,022)             --              --
  Death benefits (note 4) ........................             --              --              --
  Policy loans (net of repayments) (note 5) ......           (300)              2              --
  Deductions for surrender charges (note 2d) .....            (91)             --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................         (6,296)         (2,481)             --
  Asset charges (note 3):
    MSP contracts ................................            (46)            (27)             --
    LSFP contracts ...............................             (3)             (6)             --
                                                     ------------    ------------    ------------
      Net equity transactions ....................        (30,501)        115,637              --
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        (29,274)        111,201              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................        111,201              --              --
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $     81,927         111,201              --
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................         11,957              --              --
                                                     ------------    ------------    ------------
  Units purchased ................................          6,654          12,230              --
  Units redeemed .................................         (6,237)           (273)             --
                                                     ------------    ------------    ------------
  Ending units ...................................         12,374          11,957              --
                                                     ============    ============    ============

                                                                       DRYSRGRO
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................       (109,204)            118        (112,443)
  Realized gain (loss) on investments ............       (369,365)        721,982       1,789,441
  Change in unrealized gain (loss)
    on investments ...............................     (3,939,932)     (3,257,761)      1,688,692
  Reinvested capital gains .......................             --              --         646,972
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (4,418,501)     (2,535,661)      4,012,662
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      2,143,427       2,490,032       2,602,017
  Transfers between funds ........................     (1,098,629)      2,460,935       2,581,796
  Surrenders .....................................       (891,852)       (724,497)       (387,508)
  Death benefits (note 4) ........................        (23,643)        (47,303)        (31,507)
  Policy loans (net of repayments) (note 5) ......       (372,581)       (577,113)       (488,829)
  Deductions for surrender charges (note 2d) .....        (79,816)        (66,301)        (57,929)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (968,162)     (1,048,030)       (879,312)
  Asset charges (note 3):
    MSP contracts ................................         (6,768)         (9,779)         (7,129)
    LSFP contracts ...............................         (5,485)         (7,247)         (5,332)
                                                     ------------    ------------    ------------
      Net equity transactions ....................     (1,303,509)      2,470,697       3,326,267
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (5,722,010)        (64,964)      7,338,929
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     19,334,340      19,399,304      12,060,375
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     13,612,330      19,334,340      19,399,304
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        629,857         556,165         446,957
                                                     ------------    ------------    ------------
  Units purchased ................................         83,928         149,111         173,727
  Units redeemed .................................       (139,814)        (75,419)        (64,519)
                                                     ------------    ------------    ------------
  Ending units ...................................        573,971         629,857         556,165
                                                     ============    ============    ============

                                                                      DRYSTKIX
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................        332,575         213,640         346,881
  Realized gain (loss) on investments ............          9,935       4,081,939       5,075,012
  Change in unrealized gain (loss)
    on investments ...............................    (13,687,873)    (16,940,040)     11,113,462
  Reinvested capital gains .......................        467,526       1,618,261         920,361
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................    (12,877,837)    (11,026,200)     17,455,716
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................     10,603,012      12,374,808      13,344,420
  Transfers between funds ........................      1,384,992      (5,097,368)     11,928,413
  Surrenders .....................................     (4,146,012)     (3,029,913)     (2,827,148)
  Death benefits (note 4) ........................       (431,669)       (407,101)       (157,295)
  Policy loans (net of repayments) (note 5) ......       (379,222)     (1,621,944)     (1,610,756)
  Deductions for surrender charges (note 2d) .....       (371,045)       (277,277)       (422,632)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (4,015,363)     (4,198,947)     (4,097,507)
  Asset charges (note 3):
    MSP contracts ................................        (40,868)        (52,991)        (54,699)
    LSFP contracts ...............................        (56,827)        (60,980)        (48,577)
                                                     ------------    ------------    ------------
      Net equity transactions ....................      2,546,998      (2,371,713)     16,054,219
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (10,330,839)    (13,397,913)     33,509,935
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     99,153,528     112,551,441      79,041,506
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     88,822,689      99,153,528     112,551,441
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      3,460,355       3,543,874       2,959,968
                                                     ------------    ------------    ------------
  Units purchased ................................        525,479         448,057         907,973
  Units redeemed .................................       (433,865)       (531,576)       (324,067)
                                                     ------------    ------------    ------------
  Ending units ...................................      3,551,969       3,460,355       3,543,874
                                                     ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                       DRYAP
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $     8,180        (10,494)       (13,667)
  Realized gain (loss) on investments ............       (93,890)       206,665        415,445
  Change in unrealized gain (loss)
    on investments ...............................      (617,829)      (365,322)       269,060
  Reinvested capital gains .......................            --         80,911         29,215
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (703,539)       (88,240)       700,053
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       775,908        980,051      1,147,358
  Transfers between funds ........................       107,630     (1,176,921)     2,166,937
  Surrenders .....................................      (233,967)       101,300       (296,009)
  Death benefits (note 4) ........................          (642)        (8,995)       (13,006)
  Policy loans (net of repayments) (note 5) ......       (93,305)      (150,408)      (134,352)
  Deductions for surrender charges (note 2d) .....       (20,939)         9,270        (44,251)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (325,049)      (296,841)      (299,558)
  Asset charges (note 3):
    MSP contracts ................................        (2,606)        (2,821)        (3,070)
    LSFP contracts ...............................        (6,023)        (5,196)        (2,988)
                                                     -----------    -----------    -----------
      Net equity transactions ....................       201,007       (550,561)     2,521,061
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (502,532)      (638,801)     3,221,114
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     7,251,397      7,890,198      4,669,084
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 6,748,865      7,251,397      7,890,198
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       503,469        540,642        353,868
                                                     -----------    -----------    -----------
  Units purchased ................................        85,636        100,075        246,230
  Units redeemed .................................       (68,687)      (137,248)       (59,456)
                                                     -----------    -----------    -----------
  Ending units ...................................       520,418        503,469        540,642
                                                     ===========    ===========    ===========

                                                                      DRYGRINC
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................        (4,914)        (1,576)           558
  Realized gain (loss) on investments ............        (7,978)        67,580         74,977
  Change in unrealized gain (loss)
    on investments ...............................      (258,534)      (314,432)       230,049
  Reinvested capital gains .......................        45,863        113,207         87,323
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (225,563)      (135,221)       392,907
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       293,388        350,148        430,878
  Transfers between funds ........................       103,859        289,849         18,919
  Surrenders .....................................      (217,868)       (36,572)       (34,300)
  Death benefits (note 4) ........................          (317)            --        (18,064)
  Policy loans (net of repayments) (note 5) ......       (34,479)       (40,935)       (18,736)
  Deductions for surrender charges (note 2d) .....       (19,498)        (3,347)        (5,128)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (138,857)      (130,262)      (129,582)
  Asset charges (note 3):
    MSP contracts ................................        (3,439)        (3,923)        (3,346)
    LSFP contracts ...............................        (2,419)        (2,236)        (1,645)
                                                     -----------    -----------    -----------
      Net equity transactions ....................       (19,630)       422,722        238,996
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (245,193)       287,501        631,903
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     3,133,370      2,845,869      2,213,966
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     2,888,177      3,133,370      2,845,869
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       220,323        191,266        172,937
                                                     -----------    -----------    -----------
  Units purchased ................................        34,265         44,176         59,773
  Units redeemed .................................       (37,315)       (15,119)       (41,444)
                                                     -----------    -----------    -----------
  Ending units ...................................       217,273        220,323        191,266
                                                     ===========    ===========    ===========

                                                                      FIDVIPEI
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................       720,232        764,744        519,590
  Realized gain (loss) on investments ............        55,848      4,331,220      6,406,550
  Change in unrealized gain (loss)
    on investments ...............................    (9,359,446)    (5,231,085)    (5,267,170)
  Reinvested capital gains .......................     3,782,228      5,255,479      2,726,961
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................    (4,801,138)     5,120,358      4,385,931
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................     7,191,894      8,138,570     10,203,955
  Transfers between funds ........................     1,446,582    (10,789,250)    (3,247,107)
  Surrenders .....................................    (3,544,539)    (3,122,051)    (2,431,139)
  Death benefits (note 4) ........................      (225,553)      (189,944)      (137,938)
  Policy loans (net of repayments) (note 5) ......      (805,494)    (1,035,827)    (1,117,875)
  Deductions for surrender charges (note 2d) .....      (317,216)      (285,708)      (363,433)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................    (3,630,378)    (3,073,309)    (3,725,075)
  Asset charges (note 3):
    MSP contracts ................................       (39,422)       (38,789)       (46,610)
    LSFP contracts ...............................       (22,617)       (19,695)       (17,059)
                                                     -----------    -----------    -----------
      Net equity transactions ....................        53,257    (10,416,003)      (882,281)
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (4,747,881)    (5,295,645)     3,503,650
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................    81,772,283     87,067,928     83,564,278
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    77,024,402     81,772,283     87,067,928
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................     2,276,206      2,594,139      2,614,531
                                                     -----------    -----------    -----------
  Units purchased ................................       280,800        259,043        349,328
  Units redeemed .................................      (271,444)      (576,976)      (369,720)
                                                     -----------    -----------    -----------
  Ending units ...................................     2,285,562      2,276,206      2,594,139
                                                     ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                         FIDVIPGR
                                                     -----------------------------------------------
                                                          2001             2000             1999
                                                     -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    (929,341)      (1,241,653)        (929,897)
  Realized gain (loss) on investments ............      (4,273,764)       3,612,827       15,710,494
  Change in unrealized gain (loss)
    on investments ...............................     (33,423,042)     (42,932,678)      17,198,414
  Reinvested capital gains .......................      10,107,480       19,550,081       13,551,946
                                                     -------------    -------------    -------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (28,518,667)     (21,011,423)      45,530,957
                                                     -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      13,007,093       15,063,048       15,418,413
  Transfers between funds ........................      (8,018,175)       2,949,689       13,284,488
  Surrenders .....................................      (5,631,639)      (5,630,898)      (3,962,266)
  Death benefits (note 4) ........................        (304,251)        (464,693)        (299,356)
  Policy loans (net of repayments) (note 5) ......      (1,189,965)      (3,566,377)      (3,173,351)
  Deductions for surrender charges (note 2d) .....        (504,000)        (515,300)        (592,322)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (6,302,082)      (6,864,591)      (6,220,078)
  Asset charges (note 3):
    MSP contracts ................................         (46,539)         (69,249)         (50,059)
    LSFP contracts ...............................         (31,178)         (34,365)         (23,234)
                                                     -------------    -------------    -------------
      Net equity transactions ....................      (9,020,736)         867,264       14,382,235
                                                     -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (37,539,403)     (20,144,159)      59,913,192
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     156,911,792      177,055,951      117,142,759
                                                     -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 119,372,389      156,911,792      177,055,951
                                                     =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................       3,462,746        3,435,387        3,041,033
                                                     -------------    -------------    -------------
  Units purchased ................................         354,493          378,450          730,961
  Units redeemed .................................        (591,126)        (351,091)        (336,607)
                                                     -------------    -------------    -------------
  Ending units ...................................       3,226,113        3,462,746        3,435,387
                                                     =============    =============    =============

                                                                         FIDVIPHI
                                                     -----------------------------------------------
                                                          2001             2000             1999
                                                     -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Net investment income ..........................       2,247,137        1,524,797        2,372,262
  Realized gain (loss) on investments ............      (4,705,027)        (934,993)      (2,878,622)
  Change in unrealized gain (loss)
    on investments ...............................         (27,924)      (6,237,391)       2,437,032
  Reinvested capital gains .......................              --               --           96,078
                                                     -------------    -------------    -------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (2,485,814)      (5,647,587)       2,026,750
                                                     -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       2,363,311        2,816,915        3,767,754
  Transfers between funds ........................         603,870       (2,585,935)      (4,726,508)
  Surrenders .....................................        (908,331)      (1,009,915)        (711,931)
  Death benefits (note 4) ........................         (56,917)        (215,967)         (83,542)
  Policy loans (net of repayments) (note 5) ......         (38,801)         (36,510)        (257,597)
  Deductions for surrender charges (note 2d) .....         (81,290)         (92,420)        (106,427)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................        (953,764)        (982,080)      (1,219,918)
  Asset charges (note 3):
    MSP contracts ................................         (14,190)         (22,334)         (29,175)
    LSFP contracts ...............................          (8,038)          (7,947)          (7,937)
                                                     -------------    -------------    -------------
      Net equity transactions ....................         905,850       (2,136,193)      (3,375,281)
                                                     -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (1,579,964)      (7,783,780)      (1,348,531)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      18,222,153       26,005,933       27,354,464
                                                     -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............      16,642,189       18,222,153       26,005,933
                                                     =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................         972,429        1,081,513        1,213,502
                                                     -------------    -------------    -------------
  Units purchased ................................         170,800          140,914          174,332
  Units redeemed .................................        (125,490)        (249,998)        (306,321)
                                                     -------------    -------------    -------------
  Ending units ...................................       1,017,739          972,429        1,081,513
                                                     =============    =============    =============

                                                                         FIDVIPOV
                                                     -----------------------------------------------
                                                          2001             2000             1999
                                                     -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Net investment income ..........................         938,954          194,518          132,290
  Realized gain (loss) on investments ............      (2,848,287)       1,273,207        2,116,216
  Change in unrealized gain (loss)
    on investments ...............................      (4,902,933)     (10,130,820)       6,394,423
  Reinvested capital gains .......................       1,740,234        2,677,139          535,780
                                                     -------------    -------------    -------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (5,072,032)      (5,985,956)       9,178,709
                                                     -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       2,097,571        2,338,549        2,603,811
  Transfers between funds ........................      (1,327,939)        (191,092)      (1,140,865)
  Surrenders .....................................      (1,006,514)      (1,476,671)        (511,027)
  Death benefits (note 4) ........................        (101,240)         (31,249)         (42,803)
  Policy loans (net of repayments) (note 5) ......         (85,860)        (709,130)        (436,230)
  Deductions for surrender charges (note 2d) .....         (90,077)        (135,135)         (76,394)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................        (832,760)        (931,867)        (936,056)
  Asset charges (note 3):
    MSP contracts ................................          (5,818)          (9,547)          (9,310)
    LSFP contracts ...............................          (6,533)          (8,001)          (4,398)
                                                     -------------    -------------    -------------
      Net equity transactions ....................      (1,359,170)      (1,154,143)        (553,272)
                                                     -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (6,431,202)      (7,140,099)       8,625,437
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      23,708,747       30,848,846       22,223,409
                                                     -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............      17,277,545       23,708,747       30,848,846
                                                     =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................       1,146,574        1,202,196        1,218,999
                                                     -------------    -------------    -------------
  Units purchased ................................         129,935          139,166          165,048
  Units redeemed .................................        (208,734)        (194,788)        (181,851)
                                                     -------------    -------------    -------------
  Ending units ...................................       1,067,775        1,146,574        1,202,196
                                                     =============    =============    =============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                       FIDVIPAM
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    946,367         764,144         769,711
  Realized gain (loss) on investments ............       (197,074)        743,891       1,015,529
  Change in unrealized gain (loss)
    on investments ...............................     (2,656,974)     (5,439,784)         26,818
  Reinvested capital gains .......................        442,307       2,429,670       1,317,530
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (1,465,374)     (1,502,079)      3,129,588
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      1,952,879       2,378,371       2,909,351
  Transfers between funds ........................       (924,825)     (1,984,742)     (2,311,042)
  Surrenders .....................................     (1,051,266)       (944,977)       (832,733)
  Death benefits (note 4) ........................        (24,025)        (13,747)        (42,640)
  Policy loans (net of repayments) (note 5) ......       (139,132)       (368,885)       (659,859)
  Deductions for surrender charges (note 2d) .....        (94,082)        (86,478)       (124,486)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (1,110,503)     (1,085,359)     (1,199,744)
  Asset charges (note 3):
    MSP contracts ................................        (10,168)        (11,244)        (11,668)
    LSFP contracts ...............................         (3,155)         (3,046)         (2,332)
                                                     ------------    ------------    ------------
      Net equity transactions ....................     (1,404,277)     (2,120,107)     (2,275,153)
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (2,869,651)     (3,622,186)        854,435
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     29,485,536      33,107,722      32,253,287
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 26,615,885      29,485,536      33,107,722
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      1,150,637       1,229,226       1,312,905
                                                     ------------    ------------    ------------
  Units purchased ................................         95,668         102,304         133,092
  Units redeemed .................................       (151,886)       (180,893)       (216,771)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,094,419       1,150,637       1,229,226
                                                     ============    ============    ============

                                                                      FIDVIPCON
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................         43,587        (277,542)       (198,905)
  Realized gain (loss) on investments ............       (197,444)      1,601,999       8,607,593
  Change in unrealized gain (loss)
    on investments ...............................     (9,738,153)    (15,273,672)      2,632,252
  Reinvested capital gains .......................      1,612,865       8,862,945       1,916,516
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (8,279,145)     (5,086,270)     12,957,456
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      5,795,249       7,336,354       8,483,644
  Transfers between funds ........................     (3,613,770)     (2,948,975)      5,291,011
  Surrenders .....................................     (2,048,334)     (2,212,824)     (1,395,137)
  Death benefits (note 4) ........................       (148,293)        (73,090)       (199,019)
  Policy loans (net of repayments) (note 5) ......       (442,265)     (1,259,765)       (834,500)
  Deductions for surrender charges (note 2d) .....       (183,314)       (202,502)       (208,560)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (2,534,714)     (2,638,799)     (2,643,787)
  Asset charges (note 3):
    MSP contracts ................................        (28,667)        (38,581)        (36,244)
    LSFP contracts ...............................        (22,235)        (23,285)        (18,084)
                                                     ------------    ------------    ------------
      Net equity transactions ....................     (3,226,343)     (2,061,467)      8,439,324
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (11,505,488)     (7,147,737)     21,396,780
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     64,099,278      71,247,015      49,850,235
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     52,593,790      64,099,278      71,247,015
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      2,697,733       2,777,590       2,397,557
                                                     ------------    ------------    ------------
  Units purchased ................................        300,960         337,798         636,459
  Units redeemed .................................       (458,872)       (417,655)       (256,426)
                                                     ------------    ------------    ------------
  Ending units ...................................      2,539,821       2,697,733       2,777,590
                                                     ============    ============    ============

                                                                      FIDVIPGROP
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................        (13,820)         36,283          11,876
  Realized gain (loss) on investments ............       (634,796)       (263,449)        453,860
  Change in unrealized gain (loss)
    on investments ...............................       (126,832)     (1,250,959)       (343,328)
  Reinvested capital gains .......................             --         391,834         110,237
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       (775,448)     (1,086,291)        232,645
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        793,729         917,497       1,132,717
  Transfers between funds ........................       (496,644)       (800,042)         12,561
  Surrenders .....................................       (258,771)       (161,720)       (135,968)
  Death benefits (note 4) ........................           (237)        (20,814)        (53,293)
  Policy loans (net of repayments) (note 5) ......        (39,475)        (58,980)        (44,200)
  Deductions for surrender charges (note 2d) .....        (23,158)        (14,800)        (20,326)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (236,312)       (280,822)       (320,411)
  Asset charges (note 3):
    MSP contracts ................................         (2,717)         (3,949)         (5,191)
    LSFP contracts ...............................         (2,557)         (3,318)         (2,905)
                                                     ------------    ------------    ------------
      Net equity transactions ....................       (266,142)       (426,948)        562,984
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (1,041,590)     (1,513,239)        795,629
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      5,170,670       6,683,909       5,888,280
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............      4,129,080       5,170,670       6,683,909
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        446,913         475,926         434,495
                                                     ------------    ------------    ------------
  Units purchased ................................         82,751          80,319         135,244
  Units redeemed .................................       (109,553)       (109,332)        (93,813)
                                                     ------------    ------------    ------------
  Ending units ...................................        420,111         446,913         475,926
                                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      JANCAPAP
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $     4,262          9,106             --
  Realized gain (loss) on investments ............    (1,133,638)       (67,632)            --
  Change in unrealized gain (loss)
    on investments ...............................       244,422       (509,550)            --
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (884,954)      (568,076)            --
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       395,668        163,374             --
  Transfers between funds ........................       497,060      3,483,176             --
  Surrenders .....................................       (98,492)       (18,995)            --
  Death benefits (note 4) ........................            --             --             --
  Policy loans (net of repayments) (note 5) ......       (63,185)       (36,245)            --
  Deductions for surrender charges (note 2d) .....        (8,814)        (1,738)            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (158,392)       (66,641)            --
  Asset charges (note 3):
    MSP contracts ................................        (2,325)        (1,552)            --
    LSFP contracts ...............................        (1,195)          (436)            --
                                                     -----------    -----------    -----------
      Net equity transactions ....................       560,325      3,520,943             --
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (324,629)     2,952,867             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     2,952,867             --             --
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 2,628,238      2,952,867             --
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       373,970             --             --
                                                     -----------    -----------    -----------
  Units purchased ................................       118,903        387,744             --
  Units redeemed .................................       (64,088)       (13,774)            --
                                                     -----------    -----------    -----------
  Ending units ...................................       428,785        373,970             --
                                                     ===========    ===========    ===========

                                                                     JANGLTECH
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................        (3,153)         4,424             --
  Realized gain (loss) on investments ............    (2,122,695)        13,176             --
  Change in unrealized gain (loss)
    on investments ...............................     1,125,331     (1,148,444)            --
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................    (1,000,517)    (1,130,844)            --
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       364,127        200,047             --
  Transfers between funds ........................       478,283      3,477,054             --
  Surrenders .....................................      (146,539)       (16,070)            --
  Death benefits (note 4) ........................       (98,999)            --             --
  Policy loans (net of repayments) (note 5) ......       (41,135)       (15,097)            --
  Deductions for surrender charges (note 2d) .....       (13,114)        (1,471)            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (106,881)       (59,588)            --
  Asset charges (note 3):
    MSP contracts ................................        (1,712)        (1,521)            --
    LSFP contracts ...............................          (802)          (407)            --
                                                     -----------    -----------    -----------
      Net equity transactions ....................       433,228      3,582,947             --
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (567,289)     2,452,103             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     2,452,103             --             --
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     1,884,814      2,452,103             --
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       363,557             --             --
                                                     -----------    -----------    -----------
  Units purchased ................................       180,547        375,042             --
  Units redeemed .................................       (94,989)       (11,485)            --
                                                     -----------    -----------    -----------
  Ending units ...................................       449,115        363,557             --
                                                     ===========    ===========    ===========

                                                                     JANINTGRO
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................        (2,522)        59,459             --
  Realized gain (loss) on investments ............    (1,006,099)      (181,333)            --
  Change in unrealized gain (loss)
    on investments ...............................       441,311       (349,293)            --
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (567,310)      (471,167)            --
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       286,461        121,443             --
  Transfers between funds ........................       263,144      2,598,237             --
  Surrenders .....................................       (60,603)       (16,540)            --
  Death benefits (note 4) ........................            --             --             --
  Policy loans (net of repayments) (note 5) ......       (50,849)       (11,714)            --
  Deductions for surrender charges (note 2d) .....        (5,424)        (1,514)            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (95,431)       (34,493)            --
  Asset charges (note 3):
    MSP contracts ................................        (1,219)        (1,038)            --
    LSFP contracts ...............................          (668)          (146)            --
                                                     -----------    -----------    -----------
      Net equity transactions ....................       335,411      2,654,235             --
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (231,899)     2,183,068             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     2,183,068             --             --
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     1,951,169      2,183,068             --
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       276,083             --             --
                                                     -----------    -----------    -----------
  Units purchased ................................       104,433        284,504             --
  Units redeemed .................................       (55,767)        (8,421)            --
                                                     -----------    -----------    -----------
  Ending units ...................................       324,749        276,083             --
                                                     ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      NSATCAPAP
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $   (149,321)       (197,752)        (45,147)
  Realized gain (loss) on investments ............     (4,280,310)        (44,470)      1,545,323
  Change in unrealized gain (loss)
    on investments ...............................     (3,202,773)    (16,033,473)     (2,937,651)
  Reinvested capital gains .......................             --       6,018,129       2,820,485
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (7,632,404)    (10,257,566)      1,383,010
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      4,054,677       5,307,598       6,414,922
  Transfers between funds ........................     (1,301,931)     (7,322,445)       (902,464)
  Surrenders .....................................     (1,215,938)     (1,101,685)     (1,464,698)
  Death benefits (note 4) ........................        (94,201)        (67,374)        (26,646)
  Policy loans (net of repayments) (note 5) ......       (469,940)       (651,768)       (839,186)
  Deductions for surrender charges (note 2d) .....       (108,820)       (100,818)       (218,959)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (1,486,232)     (1,990,000)     (2,416,248)
  Asset charges (note 3):
    MSP contracts ................................         (8,664)        (20,853)        (26,238)
    LSFP contracts ...............................         (9,001)        (15,363)        (15,764)
                                                     ------------    ------------    ------------
      Net equity transactions ....................       (640,050)     (5,962,708)        504,719
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (8,272,454)    (16,220,274)      1,887,729
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     26,950,799      43,171,073      41,283,344
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 18,678,345      26,950,799      43,171,073
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      1,201,390       1,403,197       1,381,944
                                                     ------------    ------------    ------------
  Units purchased ................................        245,018         187,771         272,423
  Units redeemed .................................       (289,101)       (389,578)       (251,170)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,157,307       1,201,390       1,403,197
                                                     ============    ============    ============

                                                                     NSATMIDCAPIX
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................         (4,071)            819              --
  Realized gain (loss) on investments ............       (255,703)         17,525              --
  Change in unrealized gain (loss)
    on investments ...............................        115,892         (68,941)             --
  Reinvested capital gains .......................         25,776          59,565              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       (118,106)          8,968              --
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        190,528          32,770              --
  Transfers between funds ........................      1,669,130       1,786,882              --
  Surrenders .....................................        (44,557)         (2,384)             --
  Death benefits (note 4) ........................         (7,174)             --              --
  Policy loans (net of repayments) (note 5) ......        (24,551)         (7,462)             --
  Deductions for surrender charges (note 2d) .....         (3,988)           (218)             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (116,906)        (19,481)             --
  Asset charges (note 3):
    MSP contracts ................................         (1,953)           (199)             --
    LSFP contracts ...............................           (578)            (87)             --
                                                     ------------    ------------    ------------
      Net equity transactions ....................      1,659,951       1,789,821              --
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      1,541,845       1,798,789              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      1,798,789              --              --
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............      3,340,634       1,798,789              --
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        171,893              --              --
                                                     ------------    ------------    ------------
  Units purchased ................................        173,353         174,796              --
  Units redeemed .................................        (19,255)         (2,903)             --
                                                     ------------    ------------    ------------
  Ending units ...................................        325,991         171,893              --
                                                     ============    ============    ============

                                                                      NSATEMMKT
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................             75             (21)             --
  Realized gain (loss) on investments ............        (24,506)         (1,147)             --
  Change in unrealized gain (loss)
    on investments ...............................         33,345            (711)             --
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................          8,914          (1,879)             --
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................          5,169             541              --
  Transfers between funds ........................        413,987          10,816              --
  Surrenders .....................................         (2,213)             --              --
  Death benefits (note 4) ........................             --              --              --
  Policy loans (net of repayments) (note 5) ......            198              --              --
  Deductions for surrender charges (note 2d) .....           (198)             --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................         (7,221)           (235)             --
  Asset charges (note 3):
    MSP contracts ................................           (295)             --              --
    LSFP contracts ...............................             (7)             --              --
                                                     ------------    ------------    ------------
      Net equity transactions ....................        409,420          11,122              --
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        418,334           9,243              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................          9,243              --              --
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        427,577           9,243              --
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................          1,063              --              --
                                                     ------------    ------------    ------------
  Units purchased ................................         52,164           1,081              --
  Units redeemed .................................         (1,215)            (18)             --
                                                     ------------    ------------    ------------
  Ending units ...................................         52,012           1,063              --
                                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                     NSATGLOBTC
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    (2,955)          (918)            --
  Realized gain (loss) on investments ............      (424,935)        (5,935)            --
  Change in unrealized gain (loss)
    on investments ...............................       215,502       (233,078)            --
  Reinvested capital gains .......................            --          8,554             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (212,388)      (231,377)            --
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        75,992         13,606             --
  Transfers between funds ........................       172,244        634,363             --
  Surrenders .....................................        (3,862)            --             --
  Death benefits (note 4) ........................            --             --             --
  Policy loans (net of repayments) (note 5) ......       (58,752)          (641)            --
  Deductions for surrender charges (note 2d) .....          (346)            --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (29,002)        (9,740)            --
  Asset charges (note 3):
    MSP contracts ................................           (90)           (34)            --
    LSFP contracts ...............................            --             --             --
                                                     -----------    -----------    -----------
      Net equity transactions ....................       156,184        637,554             --
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       (56,204)       406,177             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................       406,177             --             --
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $   349,973        406,177             --
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................        67,646             --             --
                                                     -----------    -----------    -----------
  Units purchased ................................        65,702         68,793             --
  Units redeemed .................................       (30,732)        (1,147)            --
                                                     -----------    -----------    -----------
  Ending units ...................................       102,616         67,646             --
                                                     ===========    ===========    ===========

                                                                     NSATINTGR
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................          (165)           (14)            --
  Realized gain (loss) on investments ............        (3,090)          (233)            --
  Change in unrealized gain (loss)
    on investments ...............................         1,005           (168)            --
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        (2,250)          (415)            --
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................         2,587              2             --
  Transfers between funds ........................        52,127          4,696             --
  Surrenders .....................................           (14)            --             --
  Death benefits (note 4) ........................            --             --             --
  Policy loans (net of repayments) (note 5) ......          (105)            (1)            --
  Deductions for surrender charges (note 2d) .....            (1)            --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................        (1,273)          (100)            --
  Asset charges (note 3):
    MSP contracts ................................            --             --             --
    LSFP contracts ...............................            --             --             --
                                                     -----------    -----------    -----------
      Net equity transactions ....................        53,321          4,597             --
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        51,071          4,182             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................         4,182             --             --
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        55,253          4,182             --
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................           453             --             --
                                                     -----------    -----------    -----------
  Units purchased ................................         8,228            464             --
  Units redeemed .................................          (225)           (11)            --
                                                     -----------    -----------    -----------
  Ending units ...................................         8,456            453             --
                                                     ===========    ===========    ===========

                                                                     NSATGVTBD
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................       682,702        593,146        665,371
  Realized gain (loss) on investments ............       690,349       (132,300)      (851,332)
  Change in unrealized gain (loss)
    on investments ...............................      (567,238)       822,785       (301,600)
  Reinvested capital gains .......................        25,190             --         25,753
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       831,003      1,283,631       (461,808)
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................     1,047,084        943,979        755,607
  Transfers between funds ........................     6,329,761     (1,337,392)       381,498
  Surrenders .....................................      (497,629)      (403,544)      (310,304)
  Death benefits (note 4) ........................       (69,873)        (5,619)        (3,017)
  Policy loans (net of repayments) (note 5) ......    (1,259,271)      (161,143)      (495,291)
  Deductions for surrender charges (note 2d) .....       (44,535)       (36,929)       (46,387)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (627,606)      (631,603)      (500,735)
  Asset charges (note 3):
    MSP contracts ................................       (13,288)        (9,707)       (13,045)
    LSFP contracts ...............................        (8,008)        (4,392)        (2,382)
                                                     -----------    -----------    -----------
      Net equity transactions ....................     4,856,635     (1,646,350)      (234,056)
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     5,687,638       (362,719)      (695,864)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................    12,999,190     13,361,909     14,057,773
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    18,686,828     12,999,190     13,361,909
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       696,947        791,927        790,689
                                                     -----------    -----------    -----------
  Units purchased ................................       377,562         74,451        135,050
  Units redeemed .................................      (134,347)      (169,431)      (133,812)
                                                     -----------    -----------    -----------
  Ending units ...................................       940,162        696,947        791,927
                                                     ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                     NSATMSECBD
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    26,704          3,488             --
  Realized gain (loss) on investments ............       (16,549)          (786)            --
  Change in unrealized gain (loss)
    on investments ...............................        (1,097)           457             --
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................         9,058          3,159             --
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        22,300          2,289             --
  Transfers between funds ........................       526,721         82,990             --
  Surrenders .....................................        (4,013)            --             --
  Death benefits (note 4) ........................          (954)            --             --
  Policy loans (net of repayments) (note 5) ......          (829)          (190)            --
  Deductions for surrender charges (note 2d) .....          (359)            --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (13,528)        (1,041)            --
  Asset charges (note 3):
    MSP contracts ................................          (733)          (115)            --
    LSFP contracts ...............................           (60)            (4)            --
                                                     -----------    -----------    -----------
      Net equity transactions ....................       528,545         83,929             --
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       537,603         87,088             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................        87,088             --             --
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $   624,691         87,088             --
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................         8,333             --             --
                                                     -----------    -----------    -----------
  Units purchased ................................        54,885          8,485             --
  Units redeemed .................................        (5,339)          (152)            --
                                                     -----------    -----------    -----------
  Ending units ...................................        57,879          8,333             --
                                                     ===========    ===========    ===========

                                                                     NSATMYMKT
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................     1,471,308      2,643,745      2,192,750
  Realized gain (loss) on investments ............            --             --             --
  Change in unrealized gain (loss)
    on investments ...............................            --             --             --
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     1,471,308      2,643,745      2,192,750
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................     7,038,540      9,251,495     33,970,462
  Transfers between funds ........................    (1,799,877)    (7,781,365)   (20,060,327)
  Surrenders .....................................    (6,733,123)    (3,720,656)    (2,949,962)
  Death benefits (note 4) ........................      (323,940)       (45,052)    (1,748,315)
  Policy loans (net of repayments) (note 5) ......       312,202        335,834        257,119
  Deductions for surrender charges (note 2d) .....      (602,577)      (340,488)      (440,992)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................    (2,220,627)    (1,615,471)    (2,710,844)
  Asset charges (note 3):
    MSP contracts ................................       (44,176)       (45,443)       (55,122)
    LSFP contracts ...............................       (38,727)       (27,847)       (32,642)
                                                     -----------    -----------    -----------
      Net equity transactions ....................    (4,412,305)    (3,988,993)     6,229,377
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (2,940,997)    (1,345,248)     8,422,127
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................    54,591,864     55,937,112     47,514,985
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    51,650,867     54,591,864     55,937,112
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................     3,829,526      4,122,003      3,682,600
                                                     -----------    -----------    -----------
  Units purchased ................................       732,398        935,006      3,648,845
  Units redeemed .................................    (1,021,909)    (1,227,483)    (3,209,442)
                                                     -----------    -----------    -----------
  Ending units ...................................     3,540,015      3,829,526      4,122,003
                                                     ===========    ===========    ===========

                                                                    NSATSMCAPG
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................        (8,611)        (2,514)            --
  Realized gain (loss) on investments ............      (223,133)       (74,213)            --
  Change in unrealized gain (loss)
    on investments ...............................       178,447       (167,853)            --
  Reinvested capital gains .......................            --          2,683             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       (53,297)      (241,897)            --
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       104,712         34,629             --
  Transfers between funds ........................       646,697        992,140             --
  Surrenders .....................................       (30,141)        (8,200)            --
  Death benefits (note 4) ........................            --             --             --
  Policy loans (net of repayments) (note 5) ......       (30,450)          (923)            --
  Deductions for surrender charges (note 2d) .....        (2,697)          (750)            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (61,379)       (14,507)            --
  Asset charges (note 3):
    MSP contracts ................................          (635)          (255)            --
    LSFP contracts ...............................          (264)            (8)            --
                                                     -----------    -----------    -----------
      Net equity transactions ....................       625,843      1,002,126             --
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       572,546        760,229             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................       760,229             --             --
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     1,332,775        760,229             --
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................        94,113             --             --
                                                     -----------    -----------    -----------
  Units purchased ................................       113,449         96,894             --
  Units redeemed .................................       (21,282)        (2,781)            --
                                                     -----------    -----------    -----------
  Ending units ...................................       186,280         94,113             --
                                                     ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      NSATSMCAPV
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    (93,474)        (51,635)        (12,857)
  Realized gain (loss) on investments ............        110,418         163,206         435,390
  Change in unrealized gain (loss)
    on investments ...............................      1,228,548      (1,082,758)       (178,227)
  Reinvested capital gains .......................      1,026,030       1,418,043         463,979
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      2,271,522         446,856         708,285
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        856,736         441,523         205,584
  Transfers between funds ........................      6,194,722       4,096,956       1,364,159
  Surrenders .....................................       (349,290)       (460,458)         (9,301)
  Death benefits (note 4) ........................         (3,924)         (1,053)             --
  Policy loans (net of repayments) (note 5) ......        (53,992)        (43,917)        (17,764)
  Deductions for surrender charges (note 2d) .....        (31,259)        (42,138)         (1,390)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (387,192)       (151,631)        (60,914)
  Asset charges (note 3):
    MSP contracts ................................         (5,500)         (2,859)         (3,844)
    LSFP contracts ...............................         (8,972)         (7,330)         (2,270)
                                                     ------------    ------------    ------------
      Net equity transactions ....................      6,211,329       3,829,093       1,474,260
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      8,482,851       4,275,949       2,182,545
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      7,299,116       3,023,167         840,622
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 15,781,967       7,299,116       3,023,167
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        610,738         277,593          98,226
                                                     ------------    ------------    ------------
  Units purchased ................................        520,517         411,148         195,544
  Units redeemed .................................        (96,353)        (78,003)        (16,177)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,034,902         610,738         277,593
                                                     ============    ============    ============

                                                                       NSATSMCO
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................       (165,788)       (212,417)       (133,984)
  Realized gain (loss) on investments ............     (4,402,099)      9,053,628         322,338
  Change in unrealized gain (loss)
    on investments ...............................      2,206,825     (12,312,627)      6,521,648
  Reinvested capital gains .......................             --       5,338,437       1,017,362
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (2,361,062)      1,867,021       7,727,364
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      2,441,354       2,677,792       3,047,229
  Transfers between funds ........................     (3,075,492)      2,990,395         108,189
  Surrenders .....................................       (849,541)       (609,371)       (506,958)
  Death benefits (note 4) ........................        (69,847)       (168,776)        (58,447)
  Policy loans (net of repayments) (note 5) ......       (474,171)       (467,147)       (304,105)
  Deductions for surrender charges (note 2d) .....        (76,029)        (55,765)        (75,786)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (1,301,720)     (1,160,409)     (1,042,927)
  Asset charges (note 3):
    MSP contracts ................................        (17,316)        (21,930)        (14,377)
    LSFP contracts ...............................        (13,625)        (16,087)         (6,706)
                                                     ------------    ------------    ------------
      Net equity transactions ....................     (3,436,387)      3,168,702       1,146,112
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (5,797,449)      5,035,723       8,873,476
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     31,404,476      26,368,753      17,495,277
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     25,607,027      31,404,476      26,368,753
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      1,306,261       1,185,688       1,118,367
                                                     ------------    ------------    ------------
  Units purchased ................................        116,845         234,167         222,497
  Units redeemed .................................       (281,130)       (113,594)       (155,176)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,141,976       1,306,261       1,185,688
                                                     ============    ============    ============

                                                                      NSATSTMCAP
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................         (6,440)         (2,791)             --
  Realized gain (loss) on investments ............       (447,934)        (87,965)             --
  Change in unrealized gain (loss)
    on investments ...............................        118,872        (109,003)             --
  Reinvested capital gains .......................             --          14,918              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       (335,502)       (184,841)             --
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        128,618          52,824              --
  Transfers between funds ........................        407,630         989,506              --
  Surrenders .....................................        (17,647)         (1,135)             --
  Death benefits (note 4) ........................             --              --              --
  Policy loans (net of repayments) (note 5) ......        (28,387)        (20,424)             --
  Deductions for surrender charges (note 2d) .....         (1,579)           (104)             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................        (47,737)        (14,396)             --
  Asset charges (note 3):
    MSP contracts ................................           (769)           (656)             --
    LSFP contracts ...............................           (240)            (36)             --
                                                     ------------    ------------    ------------
      Net equity transactions ....................        439,889       1,005,579              --
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        104,387         820,738              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................        820,738              --              --
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        925,125         820,738              --
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        101,174              --              --
                                                     ------------    ------------    ------------
  Units purchased ................................         87,445         105,044              --
  Units redeemed .................................        (23,747)         (3,870)             --
                                                     ------------    ------------    ------------
  Ending units ...................................        164,872         101,174              --
                                                     ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      NSATTOTRE
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $     10,101        (124,674)       (110,908)
  Realized gain (loss) on investments ............     (1,755,795)      4,343,276       2,886,861
  Change in unrealized gain (loss)
    on investments ...............................    (11,829,407)    (40,766,537)       (615,625)
  Reinvested capital gains .......................      2,194,987      33,726,301       3,857,973
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................    (11,380,114)     (2,821,634)      6,018,301
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................     10,570,297      12,173,163      14,477,695
  Transfers between funds ........................     (1,415,297)     (9,625,991)     (3,544,992)
  Surrenders .....................................     (4,543,745)     (3,857,717)     (2,714,451)
  Death benefits (note 4) ........................       (691,160)       (355,642)       (233,861)
  Policy loans (net of repayments) (note 5) ......       (338,342)     (2,458,440)     (2,351,544)
  Deductions for surrender charges (note 2d) .....       (406,639)       (353,031)       (405,785)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (5,593,239)     (5,594,595)     (6,266,041)
  Asset charges (note 3):
    MSP contracts ................................        (34,275)        (42,471)        (46,751)
    LSFP contracts ...............................        (19,473)        (21,288)        (17,691)
                                                     ------------    ------------    ------------
      Net equity transactions ....................     (2,471,873)    (10,136,012)     (1,103,421)
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (13,851,987)    (12,957,646)      4,914,880
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     91,072,596     104,030,242      99,115,362
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 77,220,609      91,072,596     104,030,242
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      2,847,611       3,151,278       3,169,018
                                                     ------------    ------------    ------------
  Units purchased ................................        387,748         376,602         505,511
  Units redeemed .................................       (476,855)       (680,269)       (523,251)
                                                     ------------    ------------    ------------
  Ending units ...................................      2,758,504       2,847,611       3,151,278
                                                     ============    ============    ============

                                                                      NSATGRFOC
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................         (1,295)           (100)             --
  Realized gain (loss) on investments ............       (142,465)         (2,764)             --
  Change in unrealized gain (loss)
    on investments ...............................         26,613         (24,195)             --
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       (117,147)        (27,059)             --
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................         17,433           2,062              --
  Transfers between funds ........................        263,212          75,866              --
  Surrenders .....................................           (397)             --              --
  Death benefits (note 4) ........................             --              --              --
  Policy loans (net of repayments) (note 5) ......             (5)           (160)             --
  Deductions for surrender charges (note 2d) .....            (35)             --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................         (8,497)         (1,281)             --
  Asset charges (note 3):
    MSP contracts ................................           (166)             --              --
    LSFP contracts ...............................             --              --              --
                                                     ------------    ------------    ------------
      Net equity transactions ....................        271,545          76,487              --
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        154,398          49,428              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................         49,428              --              --
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        203,826          49,428              --
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................          7,806              --              --
                                                     ------------    ------------    ------------
  Units purchased ................................         47,788           7,989              --
  Units redeemed .................................         (2,354)           (183)             --
                                                     ------------    ------------    ------------
  Ending units ...................................         53,240           7,806              --
                                                     ============    ============    ============

                                                                       NBAMTBAL
                                                     -------------------------------------------
                                                         2001            2000           1999
                                                     ------------    ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................            (43)             --             --
  Realized gain (loss) on investments ............            (16)             --             --
  Change in unrealized gain (loss)
    on investments ...............................            125              --             --
  Reinvested capital gains .......................             --              --             --
                                                     ------------    ------------   ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................             66              --             --
                                                     ------------    ------------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................            469              --             --
  Transfers between funds ........................         14,107              --             --
  Surrenders .....................................             --              --             --
  Death benefits (note 4) ........................             --              --             --
  Policy loans (net of repayments) (note 5) ......             --              --             --
  Deductions for surrender charges (note 2d) .....             --              --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................           (374)             --             --
  Asset charges (note 3):
    MSP contracts ................................             --              --             --
    LSFP contracts ...............................             --              --             --
                                                     ------------    ------------   ------------
      Net equity transactions ....................         14,202              --             --
                                                     ------------    ------------   ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............         14,268              --             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................             --              --             --
                                                     ------------    ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............         14,268              --             --
                                                     ============    ============   ============

CHANGES IN UNITS:
  Beginning units ................................             --              --             --
                                                     ------------    ------------   ------------
  Units purchased ................................            654              --             --
  Units redeemed .................................            (18)             --             --
                                                     ------------    ------------   ------------
  Ending units ...................................            636              --             --
                                                     ============    ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                       NBAMTGRO
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $   (193,586)       (326,947)       (183,268)
  Realized gain (loss) on investments ............    (28,997,129)      9,694,143       2,237,185
  Change in unrealized gain (loss)
    on investments ...............................      6,433,848     (18,572,555)      7,073,105
  Reinvested capital gains .......................     12,536,350       3,211,533       1,124,154
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................    (10,220,517)     (5,993,826)     10,251,176
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      2,731,498       3,061,931       2,741,841
  Transfers between funds ........................        444,727       9,518,532      (2,585,171)
  Surrenders .....................................       (974,018)     (1,565,105)       (733,093)
  Death benefits (note 4) ........................        (42,216)        (35,426)     (1,410,172)
  Policy loans (net of repayments) (note 5) ......       (212,223)       (903,203)       (530,684)
  Deductions for surrender charges (note 2d) .....        (87,169)       (143,228)       (109,591)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (1,244,333)     (1,638,100)     (1,049,294)
  Asset charges (note 3):
    MSP contracts ................................        (12,841)        (20,766)         (9,624)
    LSFP contracts ...............................         (9,710)        (11,928)         (4,427)
                                                     ------------    ------------    ------------
      Net equity transactions ....................        593,715       8,262,707      (3,690,215)
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (9,626,802)      2,268,881       6,560,961
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     33,341,564      31,072,683      24,511,722
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 23,714,762      33,341,564      31,072,683
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      1,073,053         862,532       1,004,418
                                                     ------------    ------------    ------------
  Units purchased ................................        180,511         320,777         172,219
  Units redeemed .................................       (138,923)       (110,256)       (314,105)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,114,641       1,073,053         862,532
                                                     ============    ============    ============

                                                                      NBAMTGUARD
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................         (6,035)         (2,263)         (8,218)
  Realized gain (loss) on investments ............          6,732          81,869          87,231
  Change in unrealized gain (loss)
    on investments ...............................       (216,517)        (98,383)         43,771
  Reinvested capital gains .......................        152,227              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        (63,593)        (18,777)        122,784
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        222,976         236,546         241,772
  Transfers between funds ........................        726,698        (205,049)      1,149,560
  Surrenders .....................................       (143,079)       (207,025)        (18,129)
  Death benefits (note 4) ........................             --         (13,947)           (281)
  Policy loans (net of repayments) (note 5) ......        (25,903)         (1,956)        (19,356)
  Deductions for surrender charges (note 2d) .....        (12,805)        (18,946)         (2,710)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................        (90,460)        (64,600)        (59,481)
  Asset charges (note 3):
    MSP contracts ................................         (1,858)         (1,487)         (1,168)
    LSFP contracts ...............................         (1,559)         (1,145)           (701)
                                                     ------------    ------------    ------------
      Net equity transactions ....................        674,010        (277,609)      1,289,506
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        610,417        (296,386)      1,412,290
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      1,974,105       2,270,491         858,201
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............      2,584,522       1,974,105       2,270,491
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        184,667         213,441          92,073
                                                     ------------    ------------    ------------
  Units purchased ................................         88,493          29,781         134,132
  Units redeemed .................................        (26,023)        (58,555)        (12,764)
                                                     ------------    ------------    ------------
  Ending units ...................................        247,137         184,667         213,441
                                                     ============    ============    ============

                                                                      NBAMTLMAT
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................        220,379         274,820         241,375
  Realized gain (loss) on investments ............         89,230        (266,075)        (74,295)
  Change in unrealized gain (loss)
    on investments ...............................         11,853         223,548        (128,665)
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        321,462         232,293          38,415
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        299,644         124,829         418,414
  Transfers between funds ........................      1,321,934        (907,154)       (166,249)
  Surrenders .....................................       (773,410)       (310,740)        (82,093)
  Death benefits (note 4) ........................        (14,103)             --         (50,646)
  Policy loans (net of repayments) (note 5) ......        159,958          (7,769)        (66,552)
  Deductions for surrender charges (note 2d) .....        (69,216)        (28,437)        (12,272)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (172,678)       (139,082)       (161,822)
  Asset charges (note 3):
    MSP contracts ................................         (5,349)         (5,836)         (7,656)
    LSFP contracts ...............................         (1,030)           (720)           (487)
                                                     ------------    ------------    ------------
      Net equity transactions ....................        745,750      (1,274,909)       (129,363)
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      1,067,212      (1,042,616)        (90,948)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      3,885,764       4,928,380       5,019,328
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............      4,952,976       3,885,764       4,928,380
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        252,610         342,163         349,795
                                                     ------------    ------------    ------------
  Units purchased ................................        105,369          23,235          62,199
  Units redeemed .................................        (59,489)       (112,788)        (69,831)
                                                     ------------    ------------    ------------
  Ending units ...................................        298,490         252,610         342,163
                                                     ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      NBAMTPART
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    (75,310)         23,707         160,794
  Realized gain (loss) on investments ............       (803,266)     (2,426,344)       (548,879)
  Change in unrealized gain (loss)
    on investments ...............................       (872,728)     (2,383,122)      1,854,882
  Reinvested capital gains .......................        860,887       4,631,886         687,554
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       (890,417)       (153,873)      2,154,351
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      2,895,052       3,997,213       5,441,082
  Transfers between funds ........................       (551,168)     (6,757,477)     (8,211,478)
  Surrenders .....................................       (900,324)     (1,477,559)       (949,302)
  Death benefits (note 4) ........................        (80,967)       (143,800)        (94,956)
  Policy loans (net of repayments) (note 5) ......       (121,221)       (176,640)       (473,894)
  Deductions for surrender charges (note 2d) .....        (80,574)       (135,216)       (141,912)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (1,226,475)     (1,294,898)     (1,823,914)
  Asset charges (note 3):
    MSP contracts ................................        (16,055)        (19,393)        (23,724)
    LSFP contracts ...............................        (13,840)        (12,402)        (10,391)
                                                     ------------    ------------    ------------
      Net equity transactions ....................        (95,572)     (6,020,172)     (6,288,489)
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       (985,989)     (6,174,045)     (4,134,138)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     24,634,148      30,808,193      34,942,331
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 23,648,159      24,634,148      30,808,193
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      1,056,621       1,307,010       1,570,249
                                                     ------------    ------------    ------------
  Units purchased ................................        143,261         184,798         257,385
  Units redeemed .................................       (149,545)       (435,187)       (520,624)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,050,337       1,056,621       1,307,010
                                                     ============    ============    ============

                                                                      OPPAGGGRO
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................          4,198          (9,718)             --
  Realized gain (loss) on investments ............     (1,542,830)       (489,326)             --
  Change in unrealized gain (loss)
    on investments ...............................        307,499        (435,498)             --
  Reinvested capital gains .......................        315,653              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       (915,480)       (934,542)             --
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        414,251         238,305              --
  Transfers between funds ........................       (327,543)      3,670,423              --
  Surrenders .....................................        (70,469)        (19,423)             --
  Death benefits (note 4) ........................             --              --              --
  Policy loans (net of repayments) (note 5) ......        (30,433)        (15,499)             --
  Deductions for surrender charges (note 2d) .....         (6,307)         (1,778)             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (140,549)        (63,844)             --
  Asset charges (note 3):
    MSP contracts ................................         (1,861)         (1,077)             --
    LSFP contracts ...............................           (353)            (72)             --
                                                     ------------    ------------    ------------
      Net equity transactions ....................       (163,264)      3,807,035              --
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (1,078,744)      2,872,493              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      2,872,493              --              --
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............      1,793,749       2,872,493              --
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        369,008              --              --
                                                     ------------    ------------    ------------
  Units purchased ................................         71,698         379,813              --
  Units redeemed .................................       (102,937)        (10,805)             --
                                                     ------------    ------------    ------------
  Ending units ...................................        337,769         369,008              --
                                                     ============    ============    ============

                                                                       OPPBDFD
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................        771,452         804,164         472,261
  Realized gain (loss) on investments ............       (494,081)       (238,067)         (6,702)
  Change in unrealized gain (loss)
    on investments ...............................        471,071          16,219        (794,086)
  Reinvested capital gains .......................             --              --          54,146
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        748,442         582,316        (274,381)
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      1,078,932       1,288,550       1,530,602
  Transfers between funds ........................      1,213,664      (1,146,061)       (747,631)
  Surrenders .....................................       (744,342)       (429,249)       (352,928)
  Death benefits (note 4) ........................        (21,063)         (4,850)         (9,225)
  Policy loans (net of repayments) (note 5) ......        (35,391)        (75,839)       (214,389)
  Deductions for surrender charges (note 2d) .....        (66,614)        (39,282)        (52,759)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (528,090)       (431,185)       (496,721)
  Asset charges (note 3):
    MSP contracts ................................        (10,865)         (9,970)         (9,861)
    LSFP contracts ...............................         (3,915)         (2,013)         (1,060)
                                                     ------------    ------------    ------------
      Net equity transactions ....................        882,316        (849,899)       (353,972)
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      1,630,758        (267,583)       (628,353)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     11,466,171      11,733,754      12,362,107
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     13,096,929      11,466,171      11,733,754
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        647,048         692,055         707,690
                                                     ------------    ------------    ------------
  Units purchased ................................        120,657          89,307         108,517
  Units redeemed .................................        (75,805)       (134,314)       (124,152)
                                                     ------------    ------------    ------------
  Ending units ...................................        691,900         647,048         692,055
                                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                       OPPCAPAP
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    (19,077)       (110,855)        (32,613)
  Realized gain (loss) on investments ............     (1,029,806)      1,860,687         710,047
  Change in unrealized gain (loss)
    on investments ...............................     (3,248,518)     (3,665,305)      1,735,399
  Reinvested capital gains .......................      1,656,912       1,008,850         175,824
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (2,640,489)       (906,623)      2,588,657
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      1,908,054       2,157,034       1,214,511
  Transfers between funds ........................      1,333,450       6,354,660       3,004,317
  Surrenders .....................................       (730,423)       (726,427)        (60,102)
  Death benefits (note 4) ........................        (20,947)         (6,975)         (6,703)
  Policy loans (net of repayments) (note 5) ......       (312,079)       (235,392)       (111,846)
  Deductions for surrender charges (note 2d) .....        (65,369)        (66,477)         (8,985)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (860,437)       (739,986)       (351,903)
  Asset charges (note 3):
    MSP contracts ................................         (9,111)         (9,840)         (4,217)
    LSFP contracts ...............................         (7,689)         (7,653)         (3,718)
                                                     ------------    ------------    ------------
      Net equity transactions ....................      1,235,449       6,718,944       3,671,354
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (1,405,040)      5,812,321       6,260,011
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     18,099,350      12,287,029       6,027,018
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 16,694,310      18,099,350      12,287,029
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      1,010,305         679,081         467,763
                                                     ------------    ------------    ------------
  Units purchased ................................        199,382         432,286         284,637
  Units redeemed .................................       (135,693)       (101,062)        (73,319)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,073,994       1,010,305         679,081
                                                     ============    ============    ============

                                                                       OPPGLSEC
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................        (17,114)       (213,733)         65,415
  Realized gain (loss) on investments ............        711,276       1,641,953       2,137,635
  Change in unrealized gain (loss)
    on investments ...............................    (10,336,593)     (5,708,731)      9,595,322
  Reinvested capital gains .......................      4,652,673       5,565,874         717,222
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (4,989,758)      1,285,363      12,515,594
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      3,040,269       3,586,290       3,377,203
  Transfers between funds ........................       (700,733)      3,670,519         127,319
  Surrenders .....................................     (1,165,344)     (1,335,643)       (755,080)
  Death benefits (note 4) ........................        (59,812)       (106,833)        (44,903)
  Policy loans (net of repayments) (note 5) ......       (641,888)       (736,228)       (343,214)
  Deductions for surrender charges (note 2d) .....       (104,292)       (122,229)       (112,877)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (1,470,276)     (1,541,228)     (1,110,398)
  Asset charges (note 3):
    MSP contracts ................................        (14,321)        (17,080)         (9,874)
    LSFP contracts ...............................         (7,414)         (8,237)         (4,111)
                                                     ------------    ------------    ------------
      Net equity transactions ....................     (1,123,811)      3,389,331       1,124,065
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (6,113,569)      4,674,694      13,639,659
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     39,444,895      34,770,201      21,130,542
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     33,331,326      39,444,895      34,770,201
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      1,321,836       1,212,506       1,158,329
                                                     ------------    ------------    ------------
  Units purchased ................................        124,911         237,815         196,187
  Units redeemed .................................       (168,042)       (128,485)       (142,010)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,278,705       1,321,836       1,212,506
                                                     ============    ============    ============

                                                                      OPPMSGRINC
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................         (1,569)           (965)             --
  Realized gain (loss) on investments ............        (68,580)          2,561              --
  Change in unrealized gain (loss)
    on investments ...............................          3,903         (40,617)             --
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        (66,246)        (39,021)             --
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................         73,457          18,231              --
  Transfers between funds ........................        478,473         465,697              --
  Surrenders .....................................        (13,868)             --              --
  Death benefits (note 4) ........................         (5,572)             --              --
  Policy loans (net of repayments) (note 5) ......         (6,462)        (13,064)             --
  Deductions for surrender charges (note 2d) .....         (1,241)             --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................        (28,125)         (5,465)             --
  Asset charges (note 3):
    MSP contracts ................................           (846)           (407)             --
    LSFP contracts ...............................           (396)            (32)             --
                                                     ------------    ------------    ------------
      Net equity transactions ....................        495,420         464,960              --
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        429,174         425,939              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................        425,939              --              --
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        855,113         425,939              --
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................         47,244              --              --
                                                     ------------    ------------    ------------
  Units purchased ................................         67,246          49,163              --
  Units redeemed .................................         (8,150)         (1,919)             --
                                                     ------------    ------------    ------------
  Ending units ...................................        106,340          47,244              --
                                                     ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                        OPPMULT
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    463,119         559,143         364,821
  Realized gain (loss) on investments ............       (253,215)        397,611         405,169
  Change in unrealized gain (loss)
    on investments ...............................       (788,871)     (1,160,185)         10,270
  Reinvested capital gains .......................        782,407         993,822         694,901
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        203,440         790,391       1,475,161
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      1,340,866       1,409,025       1,717,678
  Transfers between funds ........................         73,937        (593,747)     (1,101,933)
  Surrenders .....................................     (1,108,678)       (532,389)       (382,853)
  Death benefits (note 4) ........................        (15,941)        (31,040)        (36,757)
  Policy loans (net of repayments) (note 5) ......       (124,435)       (299,399)       (234,710)
  Deductions for surrender charges (note 2d) .....        (99,220)        (48,720)        (57,233)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (685,803)       (598,149)       (646,532)
  Asset charges (note 3):
    MSP contracts ................................         (8,884)         (8,633)         (8,700)
    LSFP contracts ...............................         (3,101)         (2,652)         (1,730)
                                                     ------------    ------------    ------------
      Net equity transactions ....................       (631,259)       (705,704)       (752,770)
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       (427,819)         84,687         722,391
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     15,014,837      14,930,150      14,207,759
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 14,587,018      15,014,837      14,930,150
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        597,489         625,008         661,584
                                                     ------------    ------------    ------------
  Units purchased ................................         62,920          66,207          80,794
  Units redeemed .................................        (85,593)        (93,726)       (117,370)
                                                     ------------    ------------    ------------
  Ending units ...................................        574,816         597,489         625,008
                                                     ============    ============    ============

                                                                        STOPP2
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................        (90,855)       (355,887)       (283,101)
  Realized gain (loss) on investments ............        810,668       1,982,167       1,739,375
  Change in unrealized gain (loss)
    on investments ...............................     (9,214,867)     (4,879,451)      5,430,662
  Reinvested capital gains .......................      6,568,447       5,562,609       3,541,869
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (1,926,607)      2,309,438      10,428,805
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      3,747,736       3,997,729       4,448,212
  Transfers between funds ........................      1,868,557          46,907         (12,621)
  Surrenders .....................................     (1,628,712)     (1,864,450)     (1,148,838)
  Death benefits (note 4) ........................       (138,099)        (68,640)       (104,927)
  Policy loans (net of repayments) (note 5) ......       (509,235)       (890,076)       (753,805)
  Deductions for surrender charges (note 2d) .....       (145,760)       (170,621)       (171,741)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (1,891,585)     (1,687,865)     (1,589,094)
  Asset charges (note 3):
    MSP contracts ................................        (10,652)        (11,771)         (9,653)
    LSFP contracts ...............................         (7,189)         (6,074)         (4,177)
                                                     ------------    ------------    ------------
      Net equity transactions ....................      1,285,061        (654,861)        653,356
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       (641,546)      1,654,577      11,082,161
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     43,772,522      42,117,945      31,035,784
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     43,130,976      43,772,522      42,117,945
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      1,075,957       1,086,172       1,071,986
                                                     ------------    ------------    ------------
  Units purchased ................................        153,470         130,217         143,914
  Units redeemed .................................       (120,020)       (140,432)       (129,728)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,109,407       1,075,957       1,086,172
                                                     ============    ============    ============

                                                                       STDISC2
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................         (7,858)        (58,904)        (53,820)
  Realized gain (loss) on investments ............     (1,394,760)        752,895        (992,301)
  Change in unrealized gain (loss)
    on investments ...............................        323,479        (482,257)        125,370
  Reinvested capital gains .......................      1,246,478              --       1,035,670
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        167,339         211,734         114,919
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        677,166         954,266       1,126,745
  Transfers between funds ........................        331,868        (570,553)     (2,017,437)
  Surrenders .....................................       (500,137)       (235,086)       (201,408)
  Death benefits (note 4) ........................         (9,601)        (21,678)         (1,033)
  Policy loans (net of repayments) (note 5) ......          1,236        (266,090)       (115,906)
  Deductions for surrender charges (note 2d) .....        (44,759)        (21,513)        (30,109)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (360,160)       (329,564)       (340,295)
  Asset charges (note 3):
    MSP contracts ................................         (1,879)         (1,697)         (1,300)
    LSFP contracts ...............................         (1,043)           (903)           (513)
                                                     ------------    ------------    ------------
      Net equity transactions ....................         92,691        (492,818)     (1,581,256)
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        260,030        (281,084)     (1,466,337)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      6,604,411       6,885,495       8,351,832
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............      6,864,441       6,604,411       6,885,495
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        325,876         349,019         440,162
                                                     ------------    ------------    ------------
  Units purchased ................................         54,515          53,248          70,498
  Units redeemed .................................        (53,274)        (76,391)       (161,641)
                                                     ------------    ------------    ------------
  Ending units ...................................        327,117         325,876         349,019
                                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                     STINTSTK2
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $   (19,820)       (49,525)       (14,510)
  Realized gain (loss) on investments ............      (668,197)      (387,126)     1,329,944
  Change in unrealized gain (loss)
    on investments ...............................       (12,561)    (1,546,991)     1,572,604
  Reinvested capital gains .......................        94,952             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (605,626)    (1,983,642)     2,888,038
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       379,003        580,207        428,882
  Transfers between funds ........................      (626,846)    (2,282,869)     2,309,650
  Surrenders .....................................       (73,457)      (136,421)       (56,239)
  Death benefits (note 4) ........................        (8,282)        (8,738)        (4,048)
  Policy loans (net of repayments) (note 5) ......        (5,357)       (28,642)        52,892
  Deductions for surrender charges (note 2d) .....        (6,574)       (12,484)        (8,407)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (138,425)      (207,957)      (125,810)
  Asset charges (note 3):
    MSP contracts ................................        (1,205)        (2,758)        (2,085)
    LSFP contracts ...............................        (2,203)        (4,055)        (1,753)
                                                     -----------    -----------    -----------
      Net equity transactions ....................      (483,346)    (2,103,717)     2,593,082
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (1,088,972)    (4,087,359)     5,481,120
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     3,380,757      7,468,116      1,986,996
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 2,291,785      3,380,757      7,468,116
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       339,841        453,067        222,590
                                                     -----------    -----------    -----------
  Units purchased ................................        48,269         53,645        255,086
  Units redeemed .................................       (90,356)      (166,871)       (24,609)
                                                     -----------    -----------    -----------
  Ending units ...................................       297,754        339,841        453,067
                                                     ===========    ===========    ===========

                                                                      UIFEMMKT
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................       103,553        102,397         81,127
  Realized gain (loss) on investments ............         2,970         26,389         26,192
  Change in unrealized gain (loss)
    on investments ...............................       (10,775)       (38,552)        29,379
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        95,748         90,234        136,698
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       115,651        106,585        106,804
  Transfers between funds ........................        58,296        219,001        158,219
  Surrenders .....................................       (10,839)       (10,363)        (6,693)
  Death benefits (note 4) ........................          (558)        (3,364)            --
  Policy loans (net of repayments) (note 5) ......        (2,643)        (4,279)        (7,238)
  Deductions for surrender charges (note 2d) .....          (970)          (948)        (1,001)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (40,159)       (31,590)       (24,247)
  Asset charges (note 3):
    MSP contracts ................................          (898)          (542)          (425)
    LSFP contracts ...............................        (2,146)        (1,706)          (885)
                                                     -----------    -----------    -----------
      Net equity transactions ....................       115,734        272,794        224,534
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       211,482        363,028        361,232
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     1,064,426        701,398        340,166
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     1,275,908      1,064,426        701,398
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       106,632         77,785         48,664
                                                     -----------    -----------    -----------
  Units purchased ................................        22,094         35,031         35,161
  Units redeemed .................................       (11,905)        (6,184)        (6,040)
                                                     -----------    -----------    -----------
  Ending units ...................................       116,821        106,632         77,785
                                                     ===========    ===========    ===========

                                                                      UIFUSRE
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................       260,668        467,855        356,207
  Realized gain (loss) on investments ............       499,135        446,597     (1,050,667)
  Change in unrealized gain (loss)
    on investments ...............................      (151,471)       443,730        478,383
  Reinvested capital gains .......................        71,668         36,959             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       680,000      1,395,141       (216,077)
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       771,202        743,161      1,006,759
  Transfers between funds ........................       801,119        623,498     (1,435,388)
  Surrenders .....................................      (221,091)      (117,484)      (187,346)
  Death benefits (note 4) ........................        (6,563)        (3,388)        (2,653)
  Policy loans (net of repayments) (note 5) ......      (125,377)       (37,568)      (131,155)
  Deductions for surrender charges (note 2d) .....       (19,786)       (10,751)       (28,007)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (419,054)      (274,253)      (432,919)
  Asset charges (note 3):
    MSP contracts ................................        (5,645)        (4,297)        (4,975)
    LSFP contracts ...............................        (3,546)        (2,747)        (2,459)
                                                     -----------    -----------    -----------
      Net equity transactions ....................       771,259        916,171     (1,218,143)
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     1,451,259      2,311,312     (1,434,220)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     7,416,383      5,105,071      6,539,291
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     8,867,642      7,416,383      5,105,071
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       388,011        339,591        417,073
                                                     -----------    -----------    -----------
  Units purchased ................................        83,489         81,265         63,982
  Units redeemed .................................       (46,231)       (32,845)      (141,464)
                                                     -----------    -----------    -----------
  Ending units ...................................       425,269        388,011        339,591
                                                     ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      VEWRLDBD
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    82,397        103,752        109,624
  Realized gain (loss) on investments ............       (98,475)      (272,468)      (379,921)
  Change in unrealized gain (loss)
    on investments ...............................      (128,804)       148,290        (74,747)
  Reinvested capital gains .......................            --             --         60,420
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (144,882)       (20,426)      (284,624)
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       148,351        195,128        232,837
  Transfers between funds ........................       (16,738)      (244,098)      (449,720)
  Surrenders .....................................       (89,552)      (111,418)       (98,243)
  Death benefits (note 4) ........................          (911)          (594)       (25,665)
  Policy loans (net of repayments) (note 5) ......        58,063        (49,056)       (70,184)
  Deductions for surrender charges (note 2d) .....        (8,014)       (10,196)       (14,686)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (94,179)       (83,862)      (113,947)
  Asset charges (note 3):
    MSP contracts ................................        (1,268)        (1,432)        (1,809)
    LSFP contracts ...............................          (221)          (159)          (145)
                                                     -----------    -----------    -----------
      Net equity transactions ....................        (4,469)      (305,687)      (541,562)
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (149,351)      (326,113)      (826,186)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     2,394,922      2,721,035      3,547,221
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 2,245,571      2,394,922      2,721,035
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       170,727        195,887        233,069
                                                     -----------    -----------    -----------
  Units purchased ................................        17,591         16,793         18,613
  Units redeemed .................................       (18,125)       (41,953)       (55,795)
                                                     -----------    -----------    -----------
  Ending units ...................................       170,193        170,727        195,887
                                                     ===========    ===========    ===========

                                                                     VEWRLDEMKT
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................       (26,750)       (53,777)       (32,044)
  Realized gain (loss) on investments ............      (647,627)      (325,564)     2,142,637
  Change in unrealized gain (loss)
    on investments ...............................       690,151     (2,614,711)     1,939,640
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        15,774     (2,994,052)     4,050,233
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       490,507        797,659        580,564
  Transfers between funds ........................      (331,274)    (3,479,128)     4,022,991
  Surrenders .....................................      (180,526)      (194,407)      (107,435)
  Death benefits (note 4) ........................        (8,562)       (13,706)            --
  Policy loans (net of repayments) (note 5) ......        28,266       (160,319)       (70,361)
  Deductions for surrender charges (note 2d) .....       (16,156)       (17,791)       (16,061)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (186,521)      (270,107)      (157,046)
  Asset charges (note 3):
    MSP contracts ................................        (2,672)        (4,809)        (3,494)
    LSFP contracts ...............................        (2,560)        (4,221)        (1,983)
                                                     -----------    -----------    -----------
      Net equity transactions ....................      (209,498)    (3,346,829)     4,247,175
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (193,724)    (6,340,881)     8,297,408
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     3,808,102     10,148,983      1,851,575
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     3,614,378      3,808,102     10,148,983
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       573,188        882,045        320,168
                                                     -----------    -----------    -----------
  Units purchased ................................        86,484         89,672        609,978
  Units redeemed .................................      (101,379)      (398,529)       (48,101)
                                                     -----------    -----------    -----------
  Ending units ...................................       558,293        573,188        882,045
                                                     ===========    ===========    ===========

                                                                     VEWRLDHAS
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................        13,329         11,079         25,195
  Realized gain (loss) on investments ............      (465,577)       525,703        609,115
  Change in unrealized gain (loss)
    on investments ...............................       (17,134)      (152,863)       199,401
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (469,382)       383,919        833,711
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       327,399        365,844        602,994
  Transfers between funds ........................      (274,541)      (236,020)      (822,875)
  Surrenders .....................................      (221,290)      (307,798)      (289,205)
  Death benefits (note 4) ........................        (9,201)        (5,146)        (1,818)
  Policy loans (net of repayments) (note 5) ......        (6,073)      (120,415)        77,240
  Deductions for surrender charges (note 2d) .....       (19,804)       (28,167)       (43,233)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (191,766)      (176,970)      (189,825)
  Asset charges (note 3):
    MSP contracts ................................        (1,931)        (2,345)        (1,809)
    LSFP contracts ...............................          (644)        (1,775)          (322)
                                                     -----------    -----------    -----------
      Net equity transactions ....................      (397,851)      (512,792)      (668,853)
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (867,233)      (128,873)       164,858
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     4,165,570      4,294,443      4,129,585
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     3,298,337      4,165,570      4,294,443
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       278,673        317,507        361,828
                                                     -----------    -----------    -----------
  Units purchased ................................        26,308         29,839         63,996
  Units redeemed .................................       (57,511)       (68,673)      (108,317)
                                                     -----------    -----------    -----------
  Ending units ...................................       247,470        278,673        317,507
                                                     ===========    ===========    ===========

See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2001, 2000 AND 1999

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      (a)   Organization and Nature of Operations

            The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

            The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

      (b)   The Contracts

            Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

            Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
               (American Century VP);
                  American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation
                    (ACVPCapAp)
                  American Century VP - American Century VP Income & Growth
                    (ACVPIncGr)
                  American Century VP - American Century VP International
                    (ACVPInt)
                  American Century VP - American Century VP Value (ACVPValue)

              Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital
                    Portfolio (CSWPGPV)
                  Credit Suisse Trust - International Equity
                    Portfolio (CSWPIntEq)
                  Credit Suisse Trust - Small Cap Growth Portfolio (CSWPSmCo)

              Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - European Equity Portfolio (DryEuroEq)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio (DryAp)
                  Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

              Portfolios of the Fidelity(R) Variable Insurance Products Fund
               (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
                    (FidVIPEI)
                  Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio: Initial Class
                    (FidVIPHI)
                  Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)

              Portfolios of the Fidelity(R) Variable Insurance Products Fund II
               (Fidelity(R) VIP-II);
                  Fidelity(R) VIP-II - Asset Manager Portfolio: Initial Class
                    (FidVIPAM)
                  Fidelity(R) VIP-II - Contrafund Portfolio: Initial
                    Class (FidVIPCon)

              Portfolio of the Fidelity(R) Variable Insurance Products
               Fund III (Fidelity(R) VIP-III);
                  Fidelity(R) VIP-III - Growth Opportunities Portfolio:
                    Initial Class (FidVIPGrOp)

              Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Capital Appreciation Portfolio -
                    Service Shares (JanCapAp)
                  Janus AS - Global Technology Portfolio -
                    Service Shares (JanGlTech)
                  Janus AS - International Growth Portfolio -
                    Service Shares (JanIntGro)

              Funds of the Nationwide(R) Separate Account Trust
               (Nationwide(R) SAT);
                  Nationwide(R) SAT - Capital Appreciation Fund Class I
                    (NSATCapAp)
                  Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
                    (NSATMidCapIx)
                  Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I
                    (NSATEmMkt)
                  Nationwide(R) SAT - Gartmore Global Technology &
                    Communications Fund Class I (NSATGlobTC)
                  Nationwide(R) SAT - Gartmore International Growth Fund Class I
                    (NSATIntGr)
                  Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd) Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
                    (NSATMSecBd)
                  Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt) Nationwide(R) SAT - Small Cap Growth Fund Class I (NSATSmCapG) Nationwide(R) SAT - Small Cap Value Fund Class I (NSATSmCapV) Nationwide(R) SAT - Small Company Fund Class I (NSATSmCo) Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
                    (NSATStMCap)
                  Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe) Nationwide(R) SAT - Turner Growth Focus Fund Class I
                    (NSATGrFoc)

              Portfolios of the Neuberger Berman Advisers Management Trust
               (Neuberger Berman AMT);
                  Neuberger Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger Berman AMT - Growth Portfolio (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio
                    (NBAMTLMat)
                  Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds;
                  Oppenheimer Aggressive Growth Fund/VA (OppAggGro) Oppenheimer Bond Fund/VA (OppBdFd)
                  Oppenheimer Capital Appreciation Fund/VA (OppCapAp) Oppenheimer Global Securities Fund/VA (OppGlSec)
                  Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc) Oppenheimer Multiple Strategies Fund/VA (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                  Strong VIF - Strong Discovery Fund II (StDisc2)
                  Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of The Universal Institutional Funds, Inc. (UIF);
                  UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
                    (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
                  UIF - U.S. Real Estate Portfolio (UIFUSRE)
                    (formerly Van Kampen American Capital - Morgan Stanley
                    U.S. Real Estate Portfolio)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                  Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

            At December 31, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

            A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

            Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

      (c)   Security Valuation, Transactions and Related Investment Income

            The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

      (d)   Federal Income Taxes

            Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

            The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

      (e)   Use of Estimates in the Preparation of Financial Statements

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)   POLICY CHARGES

      (a)   Deductions from Premiums

            For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts, flexible premium contracts and modified single premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

            On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

            The Company may at its sole discretion reduce this sales loading.

      (b)   Cost of Insurance

            A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

            For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

      (c)   Administrative Charges

            An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

            For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

                  Contracts issued prior to April 16, 1990:
                    Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

                  Contracts issued on or after April 16, 1990:
                    Purchase payments totalling less than $25,000 - $90/year
                      ($65/year in New York)
                    Purchase payments totalling $25,000 or more - $50/year

            For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (not to exceed $7.50 per month).

            For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

            For modified single premium contracts, the monthly charge is equal to an annual rate of .30% multiplied by the policy's cash value. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.15% of the policy's cash value. The monthly charge is subject to a $10 minimum.

            For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1,000 basic coverage charge (not less than $20 or more than $80 per policy). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 per $1,000 basic coverage charge (not less than $10 or more than $40 per policy). Additionally, the Company deducts a monthly increase charge of $2.40 per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. The charge may be raised to $3.60 per $1,000 of increase per year at the Company's discretion.

      (d)   Surrender Charges

            Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

            For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year.

            For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

            For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

            For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% in the fourteenth year if the average issue age is 74 or less. The charge is 100% of the initial surrender charge, declining to 0% in the ninth year if the average issue age is 75 or greater. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

            The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)   ASSET CHARGES

      For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

      For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

      For modified single premium contracts (MSP), the Company deducts an annual rate of .90% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

      For last survivor flexible premium contracts (LSFP), the Company deducts an annual rate of .80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of .80% if the cash value of the contract is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to .30%.

      The following table provides mortality and expense risk charges by contract type for the period ended December 31, 2001:



                                              TOTAL         ACVPBAL       ACVPCAPAP       ACVPINCGR         ACVPINT
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $      9,945              --           1,018              --              73
Single Premium contracts issued
  on or after April 16, 1990 ....         1,353,580           7,447          31,357           5,783          25,817
Multiple Payment contracts and
  Flexible Premium contracts ....         6,083,486          31,951         124,709          25,760         105,826
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $  7,447,011          39,398         157,084          31,543         131,716
                                       ============    ============    ============    ============    ============
                                          ACVPVALUE         CSWPGPV       CSWPINTEQ        CSWPSMCO       DRYEUROEQ
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $          5              94              --              --              --
Single Premium contracts issued
  on or after April 16, 1990 ....            17,208           1,626           9,068          17,489             452
Multiple Payment contracts and
  Flexible Premium contracts ....            49,449          13,768          47,217         121,208           1,093
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     66,662          15,488          56,285         138,697           1,545
                                       ============    ============    ============    ============    ============

                                           DRYSRGRO        DRYSTKIX           DRYAP        DRYGRINC        FIDVIPEI
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $         --             376              --              --             954
Single Premium contracts issued
  on or after April 16, 1990 ....            10,745          80,334          12,577           2,918         142,241
Multiple Payment contracts and
  Flexible Premium contracts ....           108,279         584,155          37,962          17,118         482,790
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $    119,024         664,865          50,539          20,036         625,985
                                       ============    ============    ============    ============    ============

                                           FIDVIPGR        FIDVIPHI        FIDVIPOV        FIDVIPAM       FIDVIPCON
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $      1,155             199             283             166              --
Single Premium contracts issued
  on or after April 16, 1990 ....           165,229          27,672          35,278          67,334          62,048
Multiple Payment contracts and
  Flexible Premium contracts ....           870,483         108,604         126,449         165,618         351,343
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $  1,036,867         136,475         162,010         233,118         413,391
                                       ============    ============    ============    ============    ============

                                         FIDVIPGROP        JANCAPAP       JANGLTECH       JANINTGRO       NSATCAPAP
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $         65              --              --               1               3
Single Premium contracts issued
  on or after April 16, 1990 ....             3,098           2,039           3,286           5,738           9,520
Multiple Payment contracts and
  Flexible Premium contracts ....            28,122          18,962          12,000          11,153         139,798
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     31,285          21,001          15,286          16,892         149,321
                                       ============    ============    ============    ============    ============

                                       NSATMIDCAPIX       NSATEMMKT      NSATGLOBTC       NSATINTGR       NSATGVTBD
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $         --              --              --              --             188
Single Premium contracts issued
  on or after April 16, 1990 ....             3,038              40             847              18          59,091
Multiple Payment contracts and
  Flexible Premium contracts ....            14,877           1,014           2,108             175          69,556
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     17,915           1,054           2,955             193         128,835
                                       ============    ============    ============    ============    ============

                                         NSATMSECBD       NSATMYMKT      NSATSMCAPG      NSATSMCAPV        NSATSMCO
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $          1           1,003              --           1,152              91
Single Premium contracts issued
  on or after April 16, 1990 ....               355         171,623           1,121          40,521          16,666
Multiple Payment contracts and
  Flexible Premium contracts ....             2,430         250,925           7,490          55,678         178,482
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $      2,786         423,551           8,611          97,351         195,239
                                       ============    ============    ============    ============    ============

                                         NSATSTMCAP       NSATTOTRE       NSATGRFOC        NBAMTBAL        NBAMTGRO
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $         --             232              --              --             572
Single Premium contracts issued
  on or after April 16, 1990 ....             1,051          40,397              97              --          34,690
Multiple Payment contracts and
  Flexible Premium contracts ....             5,389         571,617           1,198              43         158,324
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $      6,440         612,246           1,295              43         193,586
                                       ============    ============    ============    ============    ============

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                         NBAMTGUARD       NBAMTLMAT       NBAMTPART       OPPAGGGRO         OPPBDFD
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $          1             537               2               1               4
Single Premium contracts issued
  on or after April 16, 1990 ....               884          14,129          16,958           1,776          18,350
Multiple Payment contracts and
  Flexible Premium contracts ....            15,806          20,568         148,970          14,255          74,286
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     16,691          35,234         165,930          16,032          92,640
                                       ============    ============    ============    ============    ============

                                           OPPCAPAP        OPPGLSEC      OPPMSGRINC         OPPMULT          STOPP2
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $        661              84              --              --             581
Single Premium contracts issued
  on or after April 16, 1990 ....            19,634          33,610             588          33,772          51,199
Multiple Payment contracts and
  Flexible Premium contracts ....           109,197         234,376           3,628          88,883         293,420
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $    129,492         268,070           4,216         122,655         345,200
                                       ============    ============    ============    ============    ============

                                            STDISC2       STINTSTK2        UIFEMMKT         UIFUSRE        VEWRLDBD
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $         --              --              65             293              83
Single Premium contracts issued
  on or after April 16, 1990 ....             9,142           4,397             652          14,648           5,690
Multiple Payment contracts and
  Flexible Premium contracts ....            46,945          15,423           5,664          48,775          13,754
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     56,087          19,820           6,381          63,716          19,527
                                       ============    ============    ============    ============    ============

                                         VEWRLDEMKT       VEWRLDHAS
                                       ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $          2             --
Single Premium contracts issued
  on or after April 16, 1990 ....             3,098           9,194
Multiple Payment contracts and
  Flexible Premium contracts ....            23,650          22,763
                                       ------------    ------------
    Total .......................      $     26,750          31,957
                                       ============    ============

The following table provides mortality and expense risk charges by contract type for the period ended December 31, 2000:

                                              TOTAL         ACVPBAL        ACVCAPAP       ACVPINCGR         ACVPINT
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $     24,586              --           2,924              --             575
Single Premium contracts issued
  on or after April 16, 1990 ....         1,668,100           8,312          50,858           7,821          39,191
Multiple Payment and Flexible
  Premium contracts .............         7,171,155          35,037         172,093          25,391         152,864
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $  8,863,841          43,349         225,875          33,212         192,630
                                       ============    ============    ============    ============    ============

                                          ACVPVALUE         CSWPGPV       CSWPINTEQ        CSWPSMCO       DRYEUROEQ
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $          9             794              --              --              --
Single Premium contracts issued
  on or after April 16, 1990 ....             7,369           2,662          12,244          35,097             469
Multiple Payment and Flexible
  Premium contracts .............            19,786          23,021          69,430         181,441              58
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     27,164          26,477          81,674         216,538             527
                                       ============    ============    ============    ============    ============

                                           DRYSRGRO        DRYSTKIX           DRYAP        DRYGRINC        FIDVIPEI
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $         --           2,043              --              --           2,573
Single Premium contracts issued
  on or after April 16, 1990 ....            14,818         104,574          14,211           3,646         167,821
Multiple Payment and Flexible
  Premium contracts .............           142,212         691,343          43,939          16,273         459,835
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $    157,030         797,960          58,150          19,919         630,229
                                       ============    ============    ============    ============    ============

                                           FIDVIPGR        FIDVIPHI        FIDVIPOV        FIDVIPAM       FIDVIPCON
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $      3,497             443             734             369              --
Single Premium contracts issued
  on or after April 16, 1990 ....           234,747          32,538          47,224          81,758          85,023
Multiple Payment and Flexible
  Premium contracts .............         1,199,892         135,615         182,649         185,028         436,677
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $  1,438,136         168,596         230,607         267,155         521,700
                                       ============    ============    ============    ============    ============

                                         FIDVIPGROP        JANCAPAP       JANGLTECH       JANINTGRO       NSATCAPAP
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $        151              --              --              --              --
Single Premium contracts issued
  on or after April 16, 1990 ....             3,965           2,507           5,105           8,260          15,130
Multiple Payment and Flexible
  Premium contracts .............            36,864           7,957           5,342             535         247,451
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     40,980          10,464          10,447           8,795         262,581
                                       ============    ============    ============    ============    ============

                                       NSATMIDCAPIX       NSATEMMKT      NSATGLOBTC       NSATINTGR       NSATGVTBD
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $         --              --              --              --             458
Single Premium contracts issued
  on or after April 16, 1990 ....             1,586              --             789              --          55,609
Multiple Payment and Flexible
  Premium contracts .............             2,639              21             129              14          43,413
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $      4,225              21             918              14          99,480
                                       ============    ============    ============    ============    ============

                                         NSATMSECBD       NSATMYMKT      NSATSMCAPG      NSATSMCAPV        NSATSMCO
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $         15           2,426              --             737             203
Single Premium contracts issued
  on or after April 16, 1990 ....               109         180,399             362          40,313          26,301
Multiple Payment and Flexible
  Premium contracts .............                96         231,050           2,152          10,585         194,188
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $        220         413,875           2,514          51,635         220,692
                                       ============    ============    ============    ============    ============

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                         NSATSTMCAP       NSATTOTRE       NSATGRFOC        NBAMTGRO      NBAMTGUARD
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $         --             581              --           1,617              --
Single Premium contracts issued
  on or after April 16, 1990 ....             1,065          52,162              --          52,458             654
Multiple Payment and Flexible
  Premium contracts .............             1,726         684,107             100         272,872          14,034
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $      2,791         736,850             100         326,947          14,688
                                       ============    ============    ============    ============    ============

                                          NBAMTLMAT       NBAMTPART       OPPAGGGRO         OPPBDFD        OPPCAPAP
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $      1,243               9              --              11           1,316
Single Premium contracts issued
  on or after April 16, 1990 ....            13,012          16,642           2,875          15,964          23,233
Multiple Payment and Flexible
  Premium contracts .............            17,838         177,442           6,843          68,588         105,211
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     32,093         194,093           9,718          84,563         129,760
                                       ============    ============    ============    ============    ============

                                           OPPGLSEC      OPPMSGRINC         OPPMULT          STOPP2         STDISC2
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $        681              --              --             202              --
Single Premium contracts issued
  on or after April 16, 1990 ....            43,763             390          38,900          59,630           8,552
Multiple Payment and Flexible
  Premium contracts .............           268,868             575          86,217         296,055          50,352
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................          $313,312             965         125,117         355,887          58,904
                                       ============    ============    ============    ============    ============

                                          STINTSTK2        UIFEMMKT         UIFUSRE        VEWRLDBD      VEWRLDEMKT
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $         --             133             631             181              29
Single Premium contracts issued
  on or after April 16, 1990 ....            11,016           1,340          13,596           6,649           3,523
Multiple Payment and Flexible
  Premium contracts .............            38,509           4,918          32,402          14,851          50,225
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     49,525           6,391          46,629          21,681          53,777
                                       ============    ============    ============    ============    ============

                                          VEWRLDHAS
                                       ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $          1
Single Premium contracts issued
  on or after April 16, 1990 ....            11,858
Multiple Payment and Flexible
  Premium contracts .............            24,402
                                       ------------
    Total .......................      $     36,261
                                       ============

The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1999:

                                              TOTAL         ACVPBAL       ACVPCAPAP       ACVPINCGR         ACVPINT
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $     22,217             126             315              79             360
Single Premium contracts issued
  on or after April 16, 1990 ....         1,597,906           9,070          22,650           5,653          25,861
Multiple Payment and Flexible
  Premium contracts .............         6,040,026          34,284          85,615          21,369          97,752
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $  7,660,149          43,480         108,580          27,101         123,973
                                       ============    ============    ============    ============    ============

                                          ACVPVALUE         CSWPGPV       CSWPINTEQ        CSWPSMCO        DRYSRGRO
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $         61              40             204             333             333
Single Premium contracts issued
  on or after April 16, 1990 ....             4,379           2,855          14,649          23,934          23,957
Multiple Payment and Flexible
  Premium contracts .............            16,553          10,791          55,372          90,470          90,556
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     20,993          13,686          70,225         114,737         114,846
                                       ============    ============    ============    ============    ============

                                           DRYSTKIX           DRYAP        DRYGRINC        FIDVIPEI        FIDVIPGR
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $      2,086             166              46           2,071           3,322
Single Premium contracts issued
  on or after April 16, 1990 ....           150,018          11,975           3,327         148,948         238,938
Multiple Payment and Flexible
  Premium contracts .............           567,060          45,265          12,577         563,016         903,175
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $    719,164          57,406          15,950         714,035       1,145,435
                                       ============    ============    ============    ============    ============

                                           FIDVIPHI        FIDVIPOV        FIDVIPAM       FIDVIPCON      FIDVIPGROP
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $        574             580             784           1,335             137
Single Premium contracts issued
  on or after April 16, 1990 ....            41,267          41,698          56,415          96,008           9,823
Multiple Payment and Flexible
  Premium contracts .............           155,987         157,616         213,245         362,905          37,128
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $    197,828         199,894         270,444         460,248          47,088
                                       ============    ============    ============    ============    ============

                                          NSATCAPAP       NSATGVTBD       NSATMYMKT      NSATSMCAPV        NSATSMCO
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $        937             352           1,204              37             389
Single Premium contracts issued
  on or after April 16, 1990 ....            67,386          25,386          86,597           2,682          27,949
Multiple Payment and Flexible
  Premium contracts .............           254,746          95,940         327,332          10,138         105,646
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $    323,069         121,678         415,133          12,857         133,984
                                       ============    ============    ============    ============    ============

                                          NSATTOTRE        NBAMTGRO      NBAMTGUARD       NBAMTLMAT       NBAMTPART
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $      2,247             531              37             104             680
Single Premium contracts issued
  on or after April 16, 1990 ....           161,641          38,230           2,667           7,455          48,927
Multiple Payment and Flexible
  Premium contracts .............           610,999         144,507          10,083          28,179         184,942
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $    774,887         183,268          12,787          35,738         234,549
                                       ============    ============    ============    ============    ============

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                            OPPBDFD        OPPCAPAP        OPPGLSEC         OPPMULT          STOPP2
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $        266             141             553             335             821
Single Premium contracts issued
  on or after April 16, 1990 ....            19,098          10,142          39,744          24,110          59,055
Multiple Payment and Flexible
  Premium contracts .............            72,189          38,336         150,232          91,134         223,225
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     91,553          48,619         190,529         115,579         283,101
                                       ============    ============    ============    ============    ============

                                            STDISC2       STINTSTK2        UIFEMMKT         UIFUSRE        VEWRLDBD
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $        156              65               9             128              74
Single Premium contracts issued
  on or after April 16, 1990 ....            11,227           4,687             666           9,180           5,340
Multiple Payment and Flexible
  Premium contracts .............            42,437          17,716           2,520          34,702          20,187
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     53,820          22,468           3,195          44,010          25,601
                                       ============    ============    ============    ============    ============

                                         VEWRLDEMKT       VEWRLDHAS
                                       ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $         93             106
Single Premium contracts issued
  on or after April 16, 1990 ....             6,684           7,628
Multiple Payment and Flexible
  Premium contracts .............            25,267          28,833
                                       ------------    ------------
    Total .......................      $     32,044          36,567
                                       ============    ============

(4)   DEATH BENEFITS

      Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)   POLICY LOANS (NET OF REPAYMENTS)

      Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

      At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)   RELATED PARTY TRANSACTIONS

      The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)   FINANCIAL HIGHLIGHTS

      The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate and total return for each of the five years in the period ended December 31, 2001.

                                                             CONTRACT                             CONTRACT
                                                              EXPENSE                UNIT          OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE       EQUITY      RETURN**
                                                             --------    -----    ----------      --------     --------
Modified Single Premium contracts and Last Survivor
 Flexible Premium contracts:

  American Century VP - American Century VP Balanced
     2001 ............................................         0.00%      46,974  $15.146118    $  711,474      -3.54%
     2000 ............................................         0.00%      46,479   15.701900       729,809      -2.65%
     1999 ............................................         0.00%      47,439   16.129489       765,167      10.06%
     1998 ............................................         0.00%      40,224   14.655512       589,503      15.77%
     1997 ............................................         0.00%      27,206   12.659036       344,402      15.81%
  American Century VP - American Century VP Capital
   Appreciation
     2001 ............................................         0.00%     113,954   11.137742     1,269,190     -28.07%
     2000 ............................................         0.00%     136,380   15.483078     2,111,582       9.03%
     1999 ............................................         0.00%      67,671   14.200282       960,947      64.52%
     1998 ............................................         0.00%      56,709    8.631172       489,465      -2.16%
     1997 ............................................         0.00%      32,542    8.821378       287,065      -3.26%
  American Century VP - American Century VP Income
   & Growth
     2001 ............................................         0.00%      53,217   10.558315       561,882      -8.35%
     2000 ............................................         0.00%      51,494   11.520561       593,240     -10.62%
     1999 ............................................         0.00%      90,023   12.888778     1,160,286      18.02%
     1998 ............................................         0.00%      49,568   10.920877       541,326       9.21% 5/1/98
  American Century VP - American Century VP
   International
     2001 ............................................         0.00%     111,542   14.668200     1,636,120     -29.17%
     2000 ............................................         0.00%     143,626   20.710054     2,974,502     -16.83%
     1999 ............................................         0.00%     120,278   24.899615     2,994,876      64.04%
     1998 ............................................         0.00%     109,633   15.178805     1,664,098      18.76%
     1997 ............................................         0.00%      32,515   12.781185       415,580      18.63%
  American Century VP - American Century VP Value
     2001 ............................................         0.00%      98,909   17.718442     1,752,513      12.82%
     2000 ............................................         0.00%      53,790   15.704757       844,759      18.14%
     1999 ............................................         0.00%      42,323   13.293167       562,607      -0.85%
     1998 ............................................         0.00%      39,670   13.407134       531,861       4.81%
     1997 ............................................         0.00%      17,691   12.791587       226,296      26.08%
  Credit Suisse Trust - Global Post-Venture Capital
   Portfolio
     2001 ............................................         0.00%      12,080   11.607891       140,223     -28.63%
     2000 ............................................         0.00%      19,402   16.265390       315,581     -18.94%
     1999 ............................................         0.00%      14,680   20.065541       294,562      63.50%
     1998 ............................................         0.00%       4,122   12.272697        50,588       6.51%
     1997 ............................................         0.00%       2,527   11.522579        29,118      13.34%
  Credit Suisse Trust - International Equity Portfolio
     2001 ............................................         0.00%     120,573    9.040640     1,090,057     -22.27%
     2000 ............................................         0.00%     119,996   11.631433     1,395,725     -25.90%
     1999 ............................................         0.00%     142,042   15.696053     2,229,499      53.43%
     1998 ............................................         0.00%     132,142   10.230064     1,351,821       5.35%
     1997 ............................................         0.00%     112,574    9.710827     1,093,187      -2.26%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                             CONTRACT
                                                              EXPENSE                UNIT          OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE       EQUITY      RETURN**
                                                             --------    -----    ----------      --------     --------
  Credit Suisse Trust - Small Cap Growth Portfolio
     2001 ............................................         0.00%     185,522   12.840185     2,382,137     -16.01%
     2000 ............................................         0.00%     212,377   15.287247     3,246,660     -18.11%
     1999 ............................................         0.00%     154,684   18.668523     2,887,722      69.08%
     1998 ............................................         0.00%     131,376   11.041376     1,450,572      -2.85%
     1997 ............................................         0.00%     116,237   11.365509     1,321,093      15.65%
  Dreyfus IP - European Equity Portfolio
     2001 ............................................         0.00%         133    6.722485           894     -28.13%
     2000 ............................................         0.00%       2,553    9.353456        23,879      -9.65%
  The Dreyfus Socially Responsible Growth Fund, Inc.
     2001 ............................................         0.00%      72,096   16.646416     1,200,140     -22.57%
     2000 ............................................         0.00%      87,987   21.499776     1,891,701     -11.03%
     1999 ............................................         0.00%      72,077   24.166067     1,741,818      30.08%
     1998 ............................................         0.00%      59,391   18.577940     1,103,362      29.38%
     1997 ............................................         0.00%      37,804   14.359114       542,832      28.43%
  Dreyfus Stock Index Fund
     2001 ............................................         0.00%     599,693   18.770165    11,256,337     -12.18%
     2000 ............................................         0.00%     591,538   21.373424    12,643,192      -9.28%
     1999 ............................................         0.00%     619,532   23.560156    14,596,271      20.60%
     1998 ............................................         0.00%     451,985   19.535151     8,829,595      28.21%
     1997 ............................................         0.00%     228,273   15.236658     3,478,118      32.96%
  Dreyfus VIF - Appreciation Portfolio
     2001 ............................................         0.00%      81,387   13.409044     1,091,322      -9.31%
     2000 ............................................         0.00%      68,662   14.785375     1,015,193      -0.65%
     1999 ............................................         0.00%      54,118   14.882433       805,408      11.46%
     1998 ............................................         0.00%      32,649   13.352746       435,954      30.22%
     1997 ............................................         0.00%         450   10.254291         4,614       2.54% 7/14/97
  Dreyfus VIF - Growth and Income Portfolio
     2001 ............................................         0.00%      42,969   13.745232       590,619      -5.85%
     2000 ............................................         0.00%      50,580   14.598583       738,396      -3.78%
     1999 ............................................         0.00%      42,510   15.172345       644,976      16.88%
     1998 ............................................         0.00%      33,423   12.980656       433,852      11.81%
     1997 ............................................         0.00%      18,834   11.609215       218,648      16.21%
  Fidelity(R) VIP - Equity-Income Portfolio:
   Initial Class
     2001 ............................................         0.00%     431,008   16.906669     7,286,910      -4.96%
     2000 ............................................         0.00%     410,082   17.788146     7,294,598       8.42%
     1999 ............................................         0.00%     442,948   16.406894     7,267,401       6.33%
     1998 ............................................         0.00%     424,796   15.430209     6,554,691      11.63%
     1997 ............................................         0.00%     299,539   13.822981     4,140,522      28.11%
  Fidelity(R) VIP - Growth Portfolio: Initial Class
     2001 ............................................         0.00%     464,650   18.128151     8,423,245     -17.65%
     2000 ............................................         0.00%     494,090   22.013206    10,876,505     -10.98%
     1999 ............................................         0.00%     462,592   24.728511    11,439,211      37.44%
     1998 ............................................         0.00%     312,967   17.992701     5,631,122      39.49%
     1997 ............................................         0.00%     162,254   12.898986     2,092,912      23.48%

                                                                     (Continued)

                                                             CONTRACT                             CONTRACT
                                                              EXPENSE                UNIT          OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE       EQUITY      RETURN**
                                                             --------    -----    ----------      --------     --------
  Fidelity(R) VIP - High Income Portfolio:
   Initial Class
     2001 ............................................         0.00%     268,872    9.023656     2,426,208     -11.73%
     2000 ............................................         0.00%     251,453   10.222956     2,570,593     -22.47%
     1999 ............................................         0.00%     301,341   13.186454     3,973,619       8.15%
     1998 ............................................         0.00%     328,441   12.192188     4,004,414      -4.33%
     1997 ............................................         0.00%     171,832   12.743794     2,189,792      17.67%
  Fidelity(R) VIP - Overseas Portfolio: Initial Class
     2001 ............................................         0.00%     100,976   12.204145     1,232,326     -21.17%
     2000 ............................................         0.00%     109,074   15.480896     1,688,563     -19.11%
     1999 ............................................         0.00%     121,065   19.137888     2,316,928      42.63%
     1998 ............................................         0.00%      94,348   13.418281     1,265,988      12.75%
     1997 ............................................         0.00%      45,600   11.900892       542,681      11.56%
  Fidelity(R) VIP II - Asset Manager Portfolio:
   Initial Class
     2001 ............................................         0.00%      97,209   15.661062     1,522,396      -4.09%
     2000 ............................................         0.00%      97,054   16.328861     1,584,781      -3.93%
     1999 ............................................         0.00%      98,987   16.996678     1,682,450      11.09%
     1998 ............................................         0.00%      96,546   15.299714     1,477,126      15.05%
     1997 ............................................         0.00%      73,280   13.298253       974,496      20.65%
  Fidelity(R) VIP II - Contrafund Portfolio:
   Initial Class
     2001 ............................................         0.00%     310,919   18.482808     5,746,656     -12.24%
     2000 ............................................         0.00%     339,730   21.061590     7,155,254      -6.62%
     1999 ............................................         0.00%     334,798   22.555449     7,551,519      24.25%
     1998 ............................................         0.00%     294,323   18.152724     5,342,764      29.98%
     1997 ............................................         0.00%     167,595   13.965921     2,340,619      24.14%
  Fidelity(R) VIP III - Growth Opportunities Portfolio:
   Initial Class
     2001 ............................................         0.00%      59,212   10.143319       600,606     -14.42%
     2000 ............................................         0.00%      67,837   11.852480       804,037     -17.07%
     1999 ............................................         0.00%      67,209   14.291602       960,524       4.27%
     1998 ............................................         0.00%      54,891   13.706120       752,343      24.61%
     1997 ............................................         0.00%      13,840   10.998857       152,224       9.99% 7/14/97
  Janus AS - Capital Appreciation Portfolio -
   Service Shares
     2001 ............................................         0.00%      62,604    6.201616       388,246     -21.83%
     2000 ............................................         0.00%      54,056    7.933369       428,846     -30.82% 5/1/00
  Janus AS - Global Technology Portfolio -
   Service Shares
     2001 ............................................         0.00%      58,616    4.249300       249,077     -37.31%
     2000 ............................................         0.00%      51,067    6.778794       346,173     -20.67% 5/1/00
  Janus AS - International Growth Portfolio -
   Service Shares
     2001 ............................................         0.00%      37,721    6.088787       229,675     -23.43%
     2000 ............................................         0.00%      28,662    7.951801       227,915     -20.48% 5/1/00
  Nationwide(R) SAT - Capital Appreciation Fund Class I
     2001 ............................................         0.00%     169,484   11.173143     1,893,669     -28.13%
     2000 ............................................         0.00%     202,780   15.547089     3,152,639     -26.53%
     1999 ............................................         0.00%     234,699   21.161942     4,966,687       4.28%
     1998 ............................................         0.00%     207,778   20.293858     4,216,617      29.96%
     1997 ............................................         0.00%      92,414   15.614947     1,443,040      34.49%
  Nationwide(R) SAT - Dreyfus Mid Cap Index
   Fund Class I
     2001 ............................................         0.00%      37,983   10.379883       394,259      -1.30%
     2000 ............................................         0.00%      15,903   10.517026       167,252       5.17% 5/1/00
  Nationwide(R) SAT - Gartmore Emerging Markets
   Fund Class I
     2001 ............................................         0.00%      27,272    8.260926       225,292      -5.18%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                             CONTRACT
                                                              EXPENSE                UNIT          OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE       EQUITY      RETURN**
                                                             --------    -----    ----------      --------     --------
  Nationwide(R) SAT - Gartmore Global Technology &
   Communications Fund Class I
     2001 ............................................         0.00%       2,536    3.446837         8,741     -42.72%
     2000 ............................................         0.00%       2,596    6.017639        15,622     -39.82% 10/2/00
  Nationwide(R) SAT - Government Bond Fund Class I
     2001 ............................................         0.00%     192,314   15.033937     2,891,237       7.25%
     2000 ............................................         0.00%     147,694   14.017108     2,070,243      12.54%
     1999 ............................................         0.00%     146,891   12.455412     1,829,588      -2.35%
     1998 ............................................         0.00%     100,956   12.754801     1,287,674       8.91%
     1997 ............................................         0.00%      38,575   11.711522       451,772       9.67%
  Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
     2001 ............................................         0.00%       2,363   10.932334        25,833       4.19%
     2000 ............................................         0.00%       3,146   10.492823        33,010       4.93% 5/1/00
  Nationwide(R) SAT - Money Market Fund Class I
     2001 ............................................         0.00%     752,971   13.194770     9,935,279       3.60%
     2000 ............................................         0.00%     690,357   12.735851     8,792,284       6.03%
     1999 ............................................         0.00%     710,620   12.011954     8,535,935       4.85%
     1998 ............................................         0.00%     904,630   11.456534    10,363,924       5.27%
     1997 ............................................         0.00%     680,581   10.882768     7,406,605       5.26%
  Nationwide(R) SAT - Small Cap Growth Fund Class I
     2001 ............................................         0.00%      28,981    7.239237       209,800     -10.84%
     2000 ............................................         0.00%       5,428    8.119138        44,071     -18.81% 5/1/00
  Nationwide(R) SAT - Small Cap Value Fund Class I
     2001 ............................................         0.00%     145,093   15.689204     2,276,394      28.28%
     2000 ............................................         0.00%      92,343   12.230652     1,129,415      11.20%
     1999 ............................................         0.00%      86,677   10.998838       953,346      27.84%
     1998 ............................................         0.00%      18,425    8.603810       158,525     -13.96% 5/1/98
  Nationwide(R) SAT - Small Company Fund Class I
     2001 ............................................         0.00%     171,105   18.253468     3,123,260      -6.70%
     2000 ............................................         0.00%     232,635   19.565011     4,551,506       8.90%
     1999 ............................................         0.00%     210,131   17.966399     3,775,297      44.02%
     1998 ............................................         0.00%     170,740   12.475012     2,129,984       1.01%
     1997 ............................................         0.00%      99,062   12.350345     1,223,450      17.35%
  Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
     2001 ............................................         0.00%      15,083    5.680754        85,683     -30.31%
     2000 ............................................         0.00%      15,341    8.151094       125,046     -18.49% 5/1/00
  Nationwide(R) SAT - Total Return Fund Class I
     2001 ............................................         0.00%     370,050   16.144226     5,974,171     -11.82%
     2000 ............................................         0.00%     383,717   18.308017     7,025,097      -2.12%
     1999 ............................................         0.00%     408,867   18.704720     7,647,743       6.94%
     1998 ............................................         0.00%     377,762   17.490359     6,607,193      18.07%
     1997 ............................................         0.00%     270,928   14.813042     4,013,268      29.43%
  Neuberger Berman AMT - Growth Portfolio
     2001 ............................................         0.00%     194,831   13.610476     2,651,743     -30.36%
     2000 ............................................         0.00%     165,377   19.543829     3,232,100     -11.66%
     1999 ............................................         0.00%     101,415   22.122463     2,243,550      50.40%
     1998 ............................................         0.00%      95,390   14.709510     1,403,140      15.53%
     1997 ............................................         0.00%      35,081   12.732630       446,673      29.01%

                                                                     (Continued)

                                                             CONTRACT                             CONTRACT
                                                              EXPENSE                UNIT          OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE       EQUITY      RETURN**
                                                             --------    -----    ----------      --------     --------
  Neuberger Berman AMT - Guardian Portfolio
     2001 ............................................         0.00%      42,795   10.719948       458,760      -1.51%
     2000 ............................................         0.00%      31,192   10.883981       339,493       1.13%
     1999 ............................................         0.00%      28,718   10.762335       309,073      14.93%
     1998 ............................................         0.00%      15,552    9.364011       145,629      -6.36% 5/1/98
  Neuberger Berman AMT - Limited Maturity
   Bond Portfolio
     2001 ............................................         0.00%      53,267   13.761786       733,049       8.78%
     2000 ............................................         0.00%      48,744   12.650873       616,654       6.78%
     1999 ............................................         0.00%      73,941   11.847132       875,989       1.48%
     1998 ............................................         0.00%      72,201   11.674617       842,919       4.39%
     1997 ............................................         0.00%      63,831   11.183579       713,859       6.74%
  Neuberger Berman AMT - Partners Portfolio
     2001 ............................................         0.00%     214,234   16.491924     3,533,131      -2.83%
     2000 ............................................         0.00%     218,683   16.971642     3,711,410       0.07%
     1999 ............................................         0.00%     229,651   16.853460     3,870,414       7.37%
     1998 ............................................         0.00%     241,826   15.696640     3,795,856       4.21%
     1997 ............................................         0.00%     154,752   15.062681     2,330,980      31.25%
  Oppenheimer Aggressive Growth Fund/VA
     2001 ............................................         0.00%      27,049    5.377832       145,465     -31.27%
     2000 ............................................         0.00%      29,380    7.824211       229,875     -21.76% 5/1/00
  Oppenheimer Bond Fund/VA
     2001 ............................................         0.00%     120,742   13.988352     1,688,982       7.79%
     2000 ............................................         0.00%     108,962   12.977817     1,414,089       6.10%
     1999 ............................................         0.00%     101,438   12.232154     1,240,805      -1.52%
     1998 ............................................         0.00%      90,724   12.420731     1,126,858       6.80%
     1997 ............................................         0.00%      60,188   11.629634       699,964       9.25%
  Oppenheimer Capital Appreciation Fund/VA
     2001 ............................................         0.00%     116,791   16.074008     1,877,299     -12.58%
     2000 ............................................         0.00%     115,080   18.386180     2,115,882      -0.23%
     1999 ............................................         0.00%      83,414   18.428739     1,537,215      41.66%
     1998 ............................................         0.00%      98,891   13.009524     1,286,525      24.00%
     1997 ............................................         0.00%       7,635   10.491590        80,103       4.92% 7/14/97
  Oppenheimer Global Securities Fund/VA
     2001 ............................................         0.00%     111,537   22.171331     2,472,924     -12.04%
     2000 ............................................         0.00%     119,169   25.205074     3,003,663       5.09%
     1999 ............................................         0.00%      94,622   23.984739     2,269,484      58.48%
     1998 ............................................         0.00%      89,467   15.133929     1,353,987      14.10%
     1997 ............................................         0.00%      53,741   13.263226       712,779      22.42%
  Oppenheimer Main Street Growth & Income Fund/VA
     2001 ............................................         0.00%      21,240    8.134641       172,780     -10.16%
     2000 ............................................         0.00%      10,745    9.054521        97,291      -9.45% 5/1/00
  Oppenheimer Multiple Strategies Fund/VA
     2001 ............................................         0.00%      84,920   16.632670     1,412,446       2.22%
     2000 ............................................         0.00%      82,390   16.271709     1,340,626       6.44%
     1999 ............................................         0.00%      80,822   15.287602     1,235,575      11.80%
     1998 ............................................         0.00%      90,548   13.674340     1,238,184       6.65%
     1997 ............................................         0.00%      58,544   12.821215       750,605      17.22%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                             CONTRACT
                                                              EXPENSE                UNIT          OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE       EQUITY      RETURN**
                                                             --------    -----    ----------      --------     --------
  Strong Opportunity Fund II, Inc. ...................
     2001 ............................................         0.00%     103,859   21.238327     2,205,791      -3.70%
     2000 ............................................         0.00%      96,471   22.004768     2,122,822       6.60%
     1999 ............................................         0.00%      85,543   20.690172     1,769,899      34.91%
     1998 ............................................         0.00%      85,559   15.336685     1,312,191      13.54%
     1997 ............................................         0.00%      50,153   13.507426       677,438      25.45%
  Strong VIF - Strong Discovery Fund II
     2001 ............................................         0.00%      22,035   13.485135       297,145       4.08%
     2000 ............................................         0.00%      25,155   12.955970       325,907       4.39%
     1999 ............................................         0.00%      19,763   12.410693       245,273       5.09%
     1998 ............................................         0.00%      20,724   11.809640       244,743       7.26%
     1997 ............................................         0.00%      15,515   11.010302       170,825      11.39%
  Strong VIF - Strong International Stock Fund II
     2001 ............................................         0.00%      55,640    7.298468       406,087     -22.14%
     2000 ............................................         0.00%      51,648    9.373600       484,128     -39.52%
     1999 ............................................         0.00%      91,170   15.499580     1,413,097      87.20%
     1998 ............................................         0.00%      36,980    8.279751       306,185      -4.78%
     1997 ............................................         0.00%      28,984    8.695226       252,022     -13.52%
  UIF - Emerging Markets Debt Portfolio
     2001 ............................................         0.00%      33,534   11.216363       376,130      10.10%
     2000 ............................................         0.00%      33,493   10.187412       341,207      11.39%
     1999 ............................................         0.00%      25,999    9.146001       237,787      29.37%
     1998 ............................................         0.00%       6,444    7.069376        45,555     -28.38%
     1997 ............................................         0.00%       3,497    9.870449        34,517      -1.30% 7/14/97
  UIF - U.S. Real Estate Portfolio
     2001 ............................................         0.00%      58,299   19.952330     1,163,201       9.84%
     2000 ............................................         0.00%      57,529   18.164582     1,044,990      28.06%
     1999 ............................................         0.00%      53,125   14.184757       753,565      -3.37%
     1998 ............................................         0.00%      58,853   14.679798       863,950     -11.62%
     1997 ............................................         0.00%      47,746   16.610019       793,062      21.47%
  Van Eck WIT - Worldwide Bond Fund
     2001 ............................................         0.00%      15,977   10.819530       172,864      -5.10%
     2000 ............................................         0.00%      15,146   11.400381       172,670       1.87%
     1999 ............................................         0.00%      16,613   11.191476       185,924      -7.82%
     1998 ............................................         0.00%      21,531   12.141253       261,413      12.75%
     1997 ............................................         0.00%      19,142   10.767851       206,118       2.39%
  Van Eck WIT - Worldwide Emerging Markets Fund
     2001 ............................................         0.00%      79,757    6.710492       535,209      -1.81%
     2000 ............................................         0.00%      91,301    6.834145       623,964     -41.87%
     1999 ............................................         0.00%     175,122   11.755719     2,058,685     100.28%
     1998 ............................................         0.00%      41,962    5.869611       246,301     -34.13%
     1997 ............................................         0.00%      13,242    8.910909       117,998     -11.60%
  Van Eck WIT - Worldwide Hard Assets Fund
     2001 ............................................         0.00%      32,526    8.239575       268,000     -10.44%
     2000 ............................................         0.00%      35,253    9.200485       324,345      11.40%
     1999 ............................................         0.00%      38,783    8.258894       320,305      21.00%
     1998 ............................................         0.00%      21,804    6.825397       148,821     -30.97%
     1997 ............................................         0.00%      14,793    9.887286       146,263      -1.68%

                                                                     (Continued)

                                                             CONTRACT                             CONTRACT
                                                              EXPENSE                UNIT          OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE       EQUITY      RETURN**
                                                             --------    -----    ----------      --------     --------
Single Premium contracts issued prior to April 16, 1990
 (policy years 11 and thereafter):

  American Century VP - American Century VP Capital
   Appreciation
     2001 ............................................         0.50%       2,922   28.500613        83,279      -28.43%
     2000 ............................................         0.50%       7,428   39.820221       295,785        8.49%
     1999 ............................................         0.50%       6,108   36.406768       222,373       63.70%
     1998 ............................................         0.50%       6,437   22.339504       143,799       -2.73%
     1997 ............................................         0.50%       8,329   23.049846       191,982       -4.17%
  American Century VP - American Century VP
   International
     2000 ............................................         0.50%       2,453   22.205291        54,470      -17.24%
     1999 ............................................         0.50%       2,459   26.614141        65,444       63.23%
  American Century VP - American Century VP Value
     2000 ............................................         0.50%         118   15.308543         1,806       17.56%
  Credit Suisse Trust - Global Post-Venture Capital
   Portfolio
     2000 ............................................         0.50%       4,740   15.854894        75,152      -19.34%
  Credit Suisse Trust - International Equity Portfolio
     1998 ............................................         0.50%       1,777   11.754581        20,888        4.73%
     1997 ............................................         0.50%       1,792   11.264405        20,186       -3.18%
  Credit Suisse Trust - Small Cap Growth Portfolio
     1997 ............................................         0.50%         134   16.093971         2,157       14.56%
  The Dreyfus Socially Responsible Growth Fund, Inc.
     1999 ............................................         0.50%       1,699   36.209915        61,521       29.43%
  Dreyfus Stock Index Fund
     2001 ............................................         0.50%       1,122   26.476528        29,707      -12.62%
     2000 ............................................         0.50%       6,384   30.300792       193,440       -9.73%
     1999 ............................................         0.50%      16,208   33.296352       539,667       20.00%
     1998 ............................................         0.50%      14,798   27.871347       412,440       27.46%
     1997 ............................................         0.50%       9,956   21.945853       218,493       31.70%
  Dreyfus VIF - Appreciation Portfolio
     1999 ............................................         0.50%         868   14.538186        12,619       10.90%
     1998 ............................................         0.50%         876   13.168334        11,535       28.99%
  Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
     2001 ............................................         0.50%       3,200   45.378727       145,212       -5.43%
     2000 ............................................         0.50%       5,076   47.985530       243,575        7.88%
     1999 ............................................         0.50%       5,082   44.120448       224,220        5.80%
     1998 ............................................         0.50%       6,566   41.890019       275,050       10.97%
     1997 ............................................         0.50%       6,812   37.884780       258,071       26.90%
  Fidelity(R) VIP - Growth Portfolio: Initial Class
     2001 ............................................         0.50%       3,370   57.875878       195,042      -18.06%
     2000 ............................................         0.50%       4,686   70.634432       330,993      -11.42%
     1999 ............................................         0.50%       3,009   79.099308       238,010       36.75%
     1998 ............................................         0.50%       4,551   58.102055       264,422       38.67%
     1997 ............................................         0.50%       5,177   42.050483       217,695       22.31%
  Fidelity(R) VIP - High Income Portfolio: Initial Class
     2001 ............................................         0.50%       1,784   19.796324        35,317      -12.17%
     2000 ............................................         0.50%       1,862   22.540543        41,970      -22.86%
     1999 ............................................         0.50%       2,115   28.983767        61,301        7.62%
     1998 ............................................         0.50%       3,510   27.054068        94,960       -4.89%
     1997 ............................................         0.50%       3,493   28.548032        99,718       16.55%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                             CONTRACT
                                                              EXPENSE                UNIT          OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE       EQUITY      RETURN**
                                                             --------    -----    ----------      --------     --------
  Fidelity(R) VIP - Overseas Portfolio: Initial Class
     2001 ............................................         0.50%       2,274   21.810922        49,598      -21.56%
     2000 ............................................         0.50%       2,500   27.806776        69,517      -19.51%
     1999 ............................................         0.50%       4,084   34.268141       139,951       41.92%
     1998 ............................................         0.50%       4,966   24.255551       120,453       12.09%
     1997 ............................................         0.50%       5,108   21.717871       110,935       10.50%
  Fidelity(R) VIP II - Asset Manager Portfolio:
   Initial Class
     2001 ............................................         0.50%       1,169   28.291882        33,073       -4.57%
     2000 ............................................         0.50%       1,178   29.647039        34,924       -4.41%
     1999 ............................................         0.50%       1,185   30.762893        36,454       10.54%
     1998 ............................................         0.50%       1,193   27.955691        33,351       14.38%
     1997 ............................................         0.50%       1,203   24.530415        29,510       19.51%
  Fidelity(R) VIP II - Contrafund Portfolio:
   Initial Class
     1999 ............................................         0.50%         677   25.968332        17,581       23.63%
     1998 ............................................         0.50%         684   21.098746        14,432       29.22%
     1997 ............................................         0.50%       3,331   16.387248        54,586       22.97%
  Fidelity(R) VIP III - Growth Opportunities Portfolio:
   Initial Class
     2001 ............................................         0.50%       1,210    9.889817        11,967      -14.85%
     2000 ............................................         0.50%       1,231   11.614608        14,298      -17.48%
     1999 ............................................         0.50%       1,477   13.960952        20,620        3.75%
  Nationwide(R) SAT - Capital Appreciation Fund Class I
     1999 ............................................         0.50%       1,979   32.388538        64,097        3.76%
     1998 ............................................         0.50%       2,354   31.356408        73,813       29.20%
     1997 ............................................         0.50%       2,373   24.356996        57,799       33.22%
  Nationwide(R) SAT - Government Bond Fund Class I
     2001 ............................................         0.50%       1,291   27.097613        34,983        6.72%
     2000 ............................................         0.50%       1,707   25.392104        43,344       11.98%
     1999 ............................................         0.50%       1,747   22.492327        39,294       -2.83%
     1998 ............................................         0.50%       1,481   23.252862        34,437        8.27%
     1997 ............................................         0.50%       2,159   21.554629        46,536        8.63%
  Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
     2000 ............................................         0.50%         259   10.458203         2,709        4.58% 5/1/00
  Nationwide(R) SAT - Money Market Fund Class I
     2001 ............................................         0.50%       7,295   18.417013       134,352        3.08%
     2000 ............................................         0.50%      12,856   17.866283       229,689        5.50%
     1999 ............................................         0.50%      16,350   16.794246       274,586        4.32%
     1998 ............................................         0.50%       9,477   16.171326       153,256        4.67%
     1997 ............................................         0.50%       9,301   15.508767       144,247        4.26%
  Nationwide(R) SAT - Small Cap Value Fund Class I
     2001 ............................................         0.50%      16,203   15.403979       249,591       27.63%
     2000 ............................................         0.50%       5,781   12.068870        69,770       10.65%
     1999 ............................................         0.50%       2,201   10.825871        23,828       27.20%
  Nationwide(R) SAT - Small Company Fund Class I
     2001 ............................................         0.50%         749   23.371178        17,505       -7.17%
     2000 ............................................         0.50%         762   25.176901        19,185        8.36%
     1999 ............................................         0.50%         913   23.047417        21,042       43.30%
     1997 ............................................         0.50%         124   16.146794         2,002       16.24%

                                                                     (Continued)

                                                             CONTRACT                              CONTRACT
                                                              EXPENSE                UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----    ----------       --------     --------
  Nationwide(R) SAT - Total Return Fund Class I
     2001 ............................................         0.50%       1,162   36.560512         42,483     -12.26%
     2000 ............................................         0.50%       1,319   41.669957         54,963      -2.61%
     1999 ............................................         0.50%       4,738   42.439374        201,078       6.41%
     1998 ............................................         0.50%       4,462   40.062865        178,761      17.38%
     1997 ............................................         0.50%       2,904   34.253930         99,473      28.21%
  Neuberger Berman AMT - Growth Portfolio
     2001 ............................................         0.50%       3,126   33.226236        103,865     -30.71%
     2000 ............................................         0.50%       3,192   47.952407        153,064     -12.09%
     1999 ............................................         0.50%       3,041   54.109841        164,548      49.65%
     1998 ............................................         0.50%       4,910   36.321304        178,338      14.85%
     1997 ............................................         0.50%       5,113   31.739871        162,286      27.79%
  Neuberger Berman AMT - Guardian Portfolio
     1999 ............................................         0.50%         561   10.593122          5,943      14.36%
  Neuberger Berman AMT - Limited Maturity Bond Portfolio
     2001 ............................................         0.50%       2,817   20.939856         58,988       8.24%
     2000 ............................................         0.50%       6,082   19.346478        117,665       6.25%
     1999 ............................................         0.50%       5,986   18.060558        108,111       0.97%
     1998 ............................................         0.50%       5,842   17.967444        104,966       3.78%
     1997 ............................................         0.50%       5,557   17.375997         96,558       5.73%
  Neuberger Berman AMT - Partners Portfolio
     2000 ............................................         0.50%          72   25.096849          1,807       0.20%
     1997 ............................................         0.50%       2,379   22.629887         53,837      30.01%
  Oppenheimer Bond Fund/VA
     2001 ............................................         0.50%          47   21.678723          1,019       7.25%
     2000 ............................................         0.50%          51   20.213946          1,031       5.57%
  Oppenheimer Capital Appreciation Fund/VA
     2001 ............................................         0.50%       8,487   15.672302        133,011     -13.02%
     2000 ............................................         0.50%       6,917   18.017261        124,625      -0.73%
  Oppenheimer Global Securities Fund/VA
     2000 ............................................         0.50%       2,118   30.445645         64,484       4.57%
  Strong Opportunity Fund II, Inc. ...................
     2001 ............................................         0.50%       3,831   41.000669        157,074      -4.19%
     2000 ............................................         0.50%         447   42.694690         19,085       6.07%
     1999 ............................................         0.50%         450   40.018322         18,008      34.23%
     1998 ............................................         0.50%         452   29.946506         13,536      12.88%
     1997 ............................................         0.50%         456   26.626359         12,142      24.27%
  UIF - Emerging Markets Debt Portfolio
     2001 ............................................         0.50%       1,244   10.935992         13,604       9.55%
     2000 ............................................         0.50%       1,265    9.982829         12,628      10.83%
     1999 ............................................         0.50%       1,518    8.934183         13,562      28.73%
  UIF - U.S. Real Estate Portfolio
     2000 ............................................         0.50%       3,074   19.442286         59,766      27.42%
     1998 ............................................         0.50%       4,103   15.812545         64,879     -12.14%
     1997 ............................................         0.50%       4,138   18.062622         74,743      20.33%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                             CONTRACT                              CONTRACT
                                                              EXPENSE                UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----    ----------       --------     --------
  Van Eck WIT - Worldwide Bond Fund
     2001 ............................................         0.50%       1,086   14.653212         15,913      -5.57%
     2000 ............................................         0.50%       1,105   15.517699         17,147       1.36%
     1999 ............................................         0.50%       1,325   15.185599         20,121      -8.28%
     1998 ............................................         0.50%         264   16.631673          4,391      12.09%
     1997 ............................................         0.50%          22   14.891060            328       1.42%
  Van Eck WIT - Worldwide Emerging Markets Fund
     2000 ............................................         0.50%         407    6.661531          2,711     -42.15%
     1999 ............................................         0.50%       6,267   11.423096         71,589      99.29%
  Van Eck WIT - Worldwide Hard Assets Fund
     2001 ............................................         0.50%           4   11.933986             48     -10.89%
     2000 ............................................         0.50%           5   13.393001             67      10.85%
     1999 ............................................         0.50%          10   11.984540            120      20.40%
     1998 ............................................         0.50%       5,479    9.998900         54,784     -31.37%
     1997 ............................................         0.50%       5,526   14.622970         80,807      -2.61%

Multiple Payment contracts and Flexible
 Premium contracts:

  American Century VP - American Century VP Balanced
     2001 ............................................         0.80%     201,384     19.493759      3,925,731      -4.31%
     2000 ............................................         0.80%     204,099     20.372425      4,157,992      -3.42%
     1999 ............................................         0.80%     222,611     21.094348      4,695,834       9.18%
     1998 ............................................         0.80%     215,629     19.320541      4,166,069      14.85%
     1997 ............................................         0.80%     162,980     16.822481      2,741,728      14.88%
  American Century VP - American Century VP
   Capital Appreciation
     2001 ............................................         0.80%     735,263     17.987270     13,225,374     -28.64%
     2000 ............................................         0.80%     819,897     25.207415     20,667,484       8.17%
     1999 ............................................         0.80%     643,372     23.303640     14,992,909      63.21%
     1998 ............................................         0.80%     649,478     14.277913      9,273,190      -2.94%
     1997 ............................................         0.80%     655,176     14.709822      9,637,522      -4.03%
  American Century VP - American Century VP
   Income & Growth
     2001 ............................................         0.80%     322,604     10.252927      3,307,635      -9.09%
     2000 ............................................         0.80%     303,622     11.277817      3,424,193     -11.32%
     1999 ............................................         0.80%     235,223     12.717991      2,991,564      17.08%
     1998 ............................................         0.80%      73,815     10.862660        801,827       8.63% 5/1/98
  American Century VP - American Century VP
   International
     2001 ............................................         0.80%     733,730     15.554724     11,412,968     -29.74%
     2000 ............................................         0.80%     754,646     22.139513     16,707,495     -17.49%
     1999 ............................................         0.80%     649,836     26.831062     17,435,790      62.74%
     1998 ............................................         0.80%     568,779     16.487231      9,377,591      17.81%
     1997 ............................................         0.80%     333,719     13.994328      4,670,173      17.69%
  American Century VP - American Century VP Value
     2001 ............................................         0.80%     499,070     17.020923      8,494,632      11.92%
     2000 ............................................         0.80%     323,587     15.208380      4,921,234      17.21%
     1999 ............................................         0.80%     156,791     12.975752      2,034,481      -1.64%
     1998 ............................................         0.80%     140,522     13.192098      1,853,780       3.98%
     1997 ............................................         0.80%      81,237     12.687534      1,030,697      25.08%

                                                                     (Continued)

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Credit Suisse Trust - Global Post-Venture
   Capital Portfolio
     2001 ............................................         0.80%     135,156     11.150533      1,507,061     -29.21%
     2000 ............................................         0.80%     139,959     15.751152      2,204,515     -19.58%
     1999 ............................................         0.80%     123,907     19.586645      2,426,922      62.20%
     1998 ............................................         0.80%      64,081     12.075838        773,832       5.66%
     1997 ............................................         0.80%      44,199     11.428806        505,142      12.43%
  Credit Suisse Trust - International Equity Portfolio
     2001 ............................................         0.80%     503,048     10.194751      5,128,449     -22.90%
     2000 ............................................         0.80%     525,361     13.222451      6,946,560     -26.48%
     1999 ............................................         0.80%     555,966     17.985801      9,999,494      52.21%
     1998 ............................................         0.80%     579,078     11.816371      6,842,600       4.51%
     1997 ............................................         0.80%     651,598     11.306660      7,367,397      -3.04%
  Credit Suisse Trust - Small Cap Growth Portfolio
     2001 ............................................         0.80%     816,970     17.675000     14,439,945     -16.68%
     2000 ............................................         0.80%     942,509     21.214019     19,994,404     -18.76%
     1999 ............................................         0.80%     754,487     26.113570     19,702,349      67.73%
     1998 ............................................         0.80%     731,702     15.568525     11,391,521      -3.63%
     1997 ............................................         0.80%     712,489     16.154327     11,509,780      14.73%
  Dreyfus IP - European Equity Portfolio
     2001 ............................................         0.80%       9,248      6.633319         61,345     -28.71%
     2000 ............................................         0.80%       3,721      9.304097         34,621      -6.96% 5/1/00
  The Dreyfus Socially Responsible Growth Fund, Inc.
     2001 ............................................         0.80%     479,262     24.776659     11,874,511     -23.20%
     2000 ............................................         0.80%     508,803     32.259560     16,413,761     -11.74%
     1999 ............................................         0.80%     450,901     36.549891     16,480,382      29.04%
     1998 ............................................         0.80%     359,871     28.323603     10,192,843      28.35%
     1997 ............................................         0.80%     275,028     22.067304      6,069,126      27.41%
  Dreyfus Stock Index Fund
     2001 ............................................         0.80%   2,735,378     26.351146     72,080,345     -12.88%
     2000 ............................................         0.80%   2,613,545     30.248565     79,055,986     -10.00%
     1999 ............................................         0.80%   2,592,791     33.609618     87,142,715      19.64%
     1998 ............................................         0.80%   2,166,290     28.091438     60,854,201      27.19%
     1997 ............................................         0.80%   1,577,410     22.086039     34,838,739      31.90%
  Dreyfus VIF - Appreciation Portfolio
     2001 ............................................         0.80%     358,763     12.938645      4,641,907     -10.04%
     2000 ............................................         0.80%     365,003     14.382034      5,249,486      -1.44%
     1999 ............................................         0.80%     404,377     14.591996      5,900,668      10.57%
     1998 ............................................         0.80%     257,361     13.197284      3,396,466      29.18%
     1997 ............................................         0.80%      33,449     10.216196        341,722       2.16% 7/14/97
  Dreyfus VIF - Growth and Income Portfolio
     2001 ............................................         0.80%     162,195     13.204070      2,141,634      -6.60%
     2000 ............................................         0.80%     152,925     14.137245      2,161,938      -4.54%
     1999 ............................................         0.80%     138,815     14.810164      2,055,873      15.95%
     1998 ............................................         0.80%     125,274     12.772496      1,600,062      10.92%
     1997 ............................................         0.80%      74,022     11.514756        852,345      15.29%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Fidelity(R) VIP - Equity-Income Portfolio:
   Initial Class
     2001 ............................................         0.80%   1,558,719     37.915521     59,099,643      -5.72%
     2000 ............................................         0.80%   1,556,185     40.214814     62,581,690       7.56%
     1999 ............................................         0.80%   1,750,754     37.388084     65,457,338       5.48%
     1998 ............................................         0.80%   1,726,955     35.444796     61,211,568      10.74%
     1997 ............................................         0.80%   1,533,661     32.007773     49,089,073      27.09%
  Fidelity(R) VIP - Growth Portfolio: Initial Class
     2001 ............................................         0.80%   2,474,278     40.327380     99,781,149     -18.31%
     2000 ............................................         0.80%   2,621,312     49.366480    129,404,946     -11.69%
     1999 ............................................         0.80%   2,613,902     55.899014    146,114,544      36.34%
     1998 ............................................         0.80%   2,346,630     40.998916     96,209,286      38.38%
     1997 ............................................         0.80%   2,133,432     29.627929     63,209,172       22.5%
  Fidelity(R) VIP - High Income Portfolio: Initial Class
     2001 ............................................         0.80%     653,854     18.882734     12,346,551     -12.44%
     2000 ............................................         0.80%     619,065     21.565326     13,350,339     -23.09%
     1999 ............................................         0.80%     672,537     28.039263     18,857,442       7.29%
     1998 ............................................         0.80%     737,225     26.133234     19,266,073      -5.09%
     1997 ............................................         0.80%     660,090     27.535006     18,175,582      16.73%
  Fidelity(R) VIP - Overseas Portfolio: Initial Class
     2001 ............................................         0.80%     814,381     16.843777     13,717,252     -21.80%
     2000 ............................................         0.80%     866,875     21.539183     18,671,779     -19.75%
     1999 ............................................         0.80%     863,446     26.840170     23,175,037      41.49%
     1998 ............................................         0.80%     871,214     18.969496     16,526,490      11.85%
     1997 ............................................         0.80%     801,447     16.959418     13,592,075      10.67%
  Fidelity(R) VIP II - Asset Manager Portfolio:
   Initial Class
     2001 ............................................         0.80%     808,651     24.805237     20,058,780      -4.86%
     2000 ............................................         0.80%     851,071     26.071970     22,189,098      -4.69%
     1999 ............................................         0.80%     917,098     27.355020     25,087,234      10.21%
     1998 ............................................         0.80%     961,754     24.821550     23,872,225      14.13%
     1997 ............................................         0.80%     930,767     21.747656     20,242,001      19.69%
  Fidelity(R) VIP II - Contrafund Portfolio:
   Initial Class
     2001 ............................................         0.80%   2,013,717     21.083066     42,455,328     -12.95%
     2000 ............................................         0.80%   2,107,468     24.218904     51,040,565      -7.36%
     1999 ............................................         0.80%   2,151,780     26.143948     56,256,024      23.26%
     1998 ............................................         0.80%   1,826,890     21.209617     38,747,637      28.94%
     1997 ............................................         0.80%   1,351,683     16.448700     22,233,428      23.15%
  Fidelity(R) VIP III - Growth Opportunities Portfolio:
   Initial Class
     2001 ............................................         0.80%     341,765      9.787292      3,344,954     -15.11%
     2000 ............................................         0.80%     358,453     11.528985      4,132,599     -17.72%
     1999 ............................................         0.80%     385,372     14.012663      5,400,088       3.44%
     1998 ............................................         0.80%     315,036     13.546531      4,267,645      23.62%
     1997 ............................................         0.80%      55,769     10.958018        611,118       9.58% 7/14/97
  Janus AS - Capital Appreciation Portfolio -
   Service Shares
     2001 ............................................         0.80%     350,620      6.119334      2,145,561     -22.46%
     2000 ............................................         0.80%     297,781      7.891490      2,349,936     -21.09% 5/1/00
  Janus AS - Global Technology Portfolio -
   Service Shares
     2001 ............................................         0.80%     346,031      4.192814      1,450,844     -37.82%
     2000 ............................................         0.80%     259,751      6.742955      1,751,489     -32.57% 5/1/00

                                                                     (Continued)

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Janus AS - International Growth Portfolio -
   Service Shares
     2001 ............................................         0.80%     227,552      6.008001      1,367,133     -24.04%
     2000 ............................................         0.80%     174,672      7.909816      1,381,623     -20.90% 5/1/00
  Nationwide(R) SAT - Capital Appreciation Fund Class I
     2001 ............................................         0.80%     950,129     17.022307     16,173,388     -28.71%
     2000 ............................................         0.80%     952,662     23.877962     22,747,627     -27.12%
     1999 ............................................         0.80%   1,104,444     32.761545     36,183,292       3.45%
     1998 ............................................         0.80%   1,058,148     31.669989     33,511,536      28.93%
     1997 ............................................         0.80%     755,171     24.563746     18,549,829      33.42%
  Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
     2001 ............................................         0.80%     246,977     10.242303      2,529,613      -2.10%
     2000 ............................................         0.80%     145,426     10.461575      1,521,385       4.62% 5/1/00
  Nationwide(R) SAT - Gartmore Emerging Markets Fund
   Class I
     2001 ............................................         0.80%      23,612      8.178748        193,117      -5.94%
     2000 ............................................         0.80%       1,063      8.695491          9,243     -13.05% 10/2/00
  Nationwide(R) SAT - Gartmore Global Technology &
   Communications Fund Class I
     2001 ............................................         0.80%      86,686      3.412440        295,811     -43.18%
     2000 ............................................         0.80%      46,652      6.005978        280,191     -39.94% 10/2/00
  Nationwide(R) SAT - Gartmore International
   Growth Fund Class I
     2001 ............................................         0.80%       8,456      6.534130         55,253     -29.22%
     2000 ............................................         0.80%         453      9.231934          4,182      -7.68% 10/2/00
  Nationwide(R) SAT - Government Bond Fund Class I
     2001 ............................................         0.80%     492,674     20.807253     10,251,193       6.40%
     2000 ............................................         0.80%     359,189     19.556523      7,024,488      11.65%
     1999 ............................................         0.80%     402,906     17.516435      7,057,477      -3.13%
     1998 ............................................         0.80%     414,068     18.081576      7,487,002       8.04%
     1997 ............................................         0.80%     237,476     16.735906      3,974,376       8.79%
  Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
     2001 ............................................         0.80%      55,247     10.787560        595,980       3.35%
     2000 ............................................         0.80%       3,000     10.437484         31,312       4.37% 5/1/00
  Nationwide(R) SAT - Money Market Fund Class I
     2001 ............................................         0.80%   1,991,692     14.974957     29,825,502       2.77%
     2000 ............................................         0.80%   2,268,467     14.571330     33,054,581       5.18%
     1999 ............................................         0.80%   2,312,418     13.853330     32,034,690       4.01%
     1998 ............................................         0.80%   1,953,963     13.319323     26,025,464       4.43%
     1997 ............................................         0.80%   1,823,184     12.754301     23,253,438       4.42%
  Nationwide(R) SAT - Small Cap Growth Fund Class I
     2001 ............................................         0.80%     146,635      7.143137      1,047,434     -11.55%
     2000 ............................................         0.80%      85,563      8.076240        691,027     -19.24% 5/1/00
  Nationwide(R) SAT - Small Cap Value Fund Class I
     2001 ............................................         0.80%     679,631     15.235359     10,354,422      27.25%
     2000 ............................................         0.80%     275,697     11.972833      3,300,874      10.32%
     1999 ............................................         0.80%     165,130     10.852975      1,792,152      26.82%
     1998 ............................................         0.80%      50,840      8.557853        435,081     -14.42% 5/1/98
  Nationwide(R) SAT - Small Company Fund Class I
     2001 ............................................         0.80%     928,089     23.188796     21,521,266      -7.45%
     2000 ............................................         0.80%     998,068     25.056031     25,007,623       8.03%
     1999 ............................................         0.80%     907,754     23.192622     21,053,195      42.87%
     1998 ............................................         0.80%     879,309     16.233001     14,273,824       0.02%
     1997 ............................................         0.80%     690,077     16.199871     11,179,158      16.41%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
     2001 ............................................         0.80%     146,210      5.605279        819,548     -30.87%
     2000 ............................................         0.80%      76,685      8.108035        621,765     -18.92% 5/1/00
  Nationwide(R) SAT - Total Return Fund Class I
     2001 ............................................         0.80%   2,295,929     29.801440     68,421,990     -12.53%
     2000 ............................................         0.80%   2,359,054     34.069071     80,370,778      -2.90%
     1999 ............................................         0.80%   2,622,351     35.085217     92,005,754       6.09%
     1998 ............................................         0.80%   2,650,483     33.070880     87,653,805      17.13%
     1997 ............................................         0.80%   2,342,232     28.233403     66,129,180      28.40%
  Nationwide(R) SAT - Turner Growth Focus Fund Class I
     2001 ............................................         0.80%      50,607      3.829622        193,806     -39.52%
     2000 ............................................         0.80%       7,806      6.332010         49,428     -36.68%
  Neuberger Berman AMT - Balanced Portfolio
     2001 ............................................         0.80%         636     22.433930         14,268      -3.34% 6/15/01
  Neuberger Berman AMT - Growth Portfolio
     2001 ............................................         0.80%     800,152     22.896752     18,320,882     -30.92%
     2000 ............................................         0.80%     793,907     33.145055     26,314,091     -12.36%
     1999 ............................................         0.80%     660,524     37.818375     24,979,944      49.20%
     1998 ............................................         0.80%     767,489     25.347646     19,454,039      14.61%
     1997 ............................................         0.80%     628,860     22.117203     13,908,624      27.98%
  Neuberger Berman AMT - Guardian Portfolio
     2001 ............................................         0.80%     196,852     10.409898      2,049,209      -2.30%
     2000 ............................................         0.80%     149,159     10.654639      1,589,235       0.33%
     1999 ............................................         0.80%     181,217     10.619652      1,924,461      14.02%
     1998 ............................................         0.80%      71,761      9.314041        668,385      -6.86% 5/1/98
  Neuberger Berman AMT - Limited Maturity Bond Portfolio
     2001 ............................................         0.80%     178,198     17.101800      3,047,507       7.91%
     2000 ............................................         0.80%     141,846     15.848178      2,248,001       5.94%
     1999 ............................................         0.80%     203,409     14.959827      3,042,963       0.67%
     1998 ............................................         0.80%     195,748     14.860392      2,908,892       3.56%
     1997 ............................................         0.80%     178,356     14.349688      2,559,353       5.89%
  Neuberger Berman AMT - Partners Portfolio
     2001 ............................................         0.80%     777,174     24.119941     18,745,391      -3.61%
     2000 ............................................         0.80%     781,588     25.022294     19,557,125      -0.01%
     1999 ............................................         0.80%   1,008,241     25.046437     25,252,845       6.51%
     1998 ............................................         0.80%   1,151,452     23.514569     27,075,898       3.38%
     1997 ............................................         0.80%     928,663     22.746051     21,123,416      30.21%
  Oppenheimer Aggressive Growth Fund/VA
     2001 ............................................         0.80%     298,688      5.306432      1,584,968     -31.82%
     2000 ............................................         0.80%     313,898      7.782869      2,443,027     -22.17% 5/1/00
  Oppenheimer Bond Fund/VA
     2001 ............................................         0.80%     499,632     19.904727      9,945,039       6.92%
     2000 ............................................         0.80%     480,377     18.615856      8,942,629       5.26%
     1999 ............................................         0.80%     520,266     17.686402      9,201,634      -2.30%
     1998 ............................................         0.80%     532,098     18.103341      9,632,752       5.95%
     1997 ............................................         0.80%     381,236     17.086434      6,513,964       8.38%

                                                                     (Continued)

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Oppenheimer Capital Appreciation Fund/VA
     2001 ............................................         0.80%     859,711     15.509895     13,334,027     -13.28%
     2000 ............................................         0.80%     796,536     17.884539     14,245,679      -1.02%
     1999 ............................................         0.80%     535,283     18.069110      9,672,087      40.53%
     1998 ............................................         0.80%     342,717     12.857977      4,406,647      23.01%
     1997 ............................................         0.80%      40,779     10.452595        426,246       4.53% 7/14/97
  Oppenheimer Global Securities Fund/VA
     2001 ............................................         0.80%   1,078,042     26.520512     28,590,226     -12.74%
     2000 ............................................         0.80%   1,096,887     30.393395     33,338,120       4.26%
     1999 ............................................         0.80%   1,018,848     29.152831     29,702,304      57.22%
     1998 ............................................         0.80%     980,014     18.542353     18,171,766      13.20%
     1997 ............................................         0.80%     855,620     16.380762     14,015,708      21.45%
  Oppenheimer Main Street Growth & Income Fund/VA
     2001 ............................................         0.80%      73,856      8.026816        592,829     -10.88%
     2000 ............................................         0.80%      33,482      9.006749        301,564      -9.93% 5/1/00
  Oppenheimer Multiple Strategies Fund/VA
     2001 ............................................         0.80%     394,571     26.951432     10,634,253       1.40%
     2000 ............................................         0.80%     412,843     26.579650     10,973,222       5.59%
     1999 ............................................         0.80%     437,927     25.171538     11,023,296      10.91%
     1998 ............................................         0.80%     460,679     22.696024     10,455,582       5.80%
     1997 ............................................         0.80%     387,094     21.450954      8,303,536      16.29%
  Strong Opportunity Fund II, Inc. ...................
     2001 ............................................         0.80%     901,762     40.890795     36,873,765      -4.48%
     2000 ............................................         0.80%     877,807     42.709091     37,490,339       5.75%
     1999 ............................................         0.80%     898,106     40.478200     36,353,714      33.83%
     1998 ............................................         0.80%     874,006     30.245312     26,434,584      12.64%
     1997 ............................................         0.80%     791,884     26.851737     21,263,461      24.46%
  Strong VIF - Strong Discovery Fund II
     2001 ............................................         0.80%     269,121     21.646818      5,825,613       3.25%
     2000 ............................................         0.80%     271,144     20.965624      5,684,703       3.57%
     1999 ............................................         0.80%     296,260     20.243703      5,997,399       4.25%
     1998 ............................................         0.80%     360,468     19.418031      6,999,579       6.41%
     1997 ............................................         0.80%     337,867     18.249145      6,165,784      10.50%
  Strong VIF - Strong International Stock Fund II
     2001 ............................................         0.80%     213,256      7.816872      1,666,995     -22.76%
     2000 ............................................         0.80%     210,636     10.120684      2,131,780     -40.00%
     1999 ............................................         0.80%     219,407     16.868902      3,701,155      85.71%
     1998 ............................................         0.80%     149,776      9.083353      1,360,468      -5.54%
     1997 ............................................         0.80%     140,532      9.615755      1,351,321     -14.21%
  UIF - Emerging Markets Debt Portfolio
     2001 ............................................         0.80%      74,719     10.822665        808,659       9.22%
     2000 ............................................         0.80%      62,323      9.909218        617,572      10.50%
     1999 ............................................         0.80%      43,728      8.967304        392,122      28.35%
     1998 ............................................         0.80%      34,905      6.986851        243,876     -28.95%
     1997 ............................................         0.80%      16,674      9.833749        163,968      -1.66% 7/14/97

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  UIF - U.S. Real Estate Portfolio
     2001 ............................................         0.80%     313,717     21.092541      6,617,089       8.96%
     2000 ............................................         0.80%     277,285     19.357784      5,367,623      27.04%
     1999 ............................................         0.80%     246,788     15.237208      3,760,360      -4.14%
     1998 ............................................         0.80%     287,075     15.895654      4,563,245     -12.33%
     1997 ............................................         0.80%     275,704     18.130321      4,998,602      20.51%
     Van Eck WIT - Worldwide Bond Fund
     2001 ............................................         0.80%     120,008     13.323421      1,598,917      -5.86%
     2000 ............................................         0.80%     123,195     14.152095      1,743,467       1.06%
     1999 ............................................         0.80%     143,676     14.003753      2,012,003      -8.56%
     1998 ............................................         0.80%     154,980     15.314274      2,373,406      11.86%
     1997 ............................................         0.80%     121,423     13.690999      1,662,402       1.57%
     Van Eck WIT - Worldwide Emerging Markets Fund
     2001 ............................................         0.80%     444,368      6.445985      2,864,389      -2.60%
     2000 ............................................         0.80%     443,771      6.617911      2,936,837     -42.33%
     1999 ............................................         0.80%     576,742     11.474995      6,618,112      98.69%
     1998 ............................................         0.80%     253,188      5.775322      1,462,242     -34.66%
     1997 ............................................         0.80%     222,956      8.838307      1,970,554     -12.31%
     Van Eck WIT - Worldwide Hard Assets Fund
     2001 ............................................         0.80%     176,699     14.394010      2,543,407     -11.16%
     2000 ............................................         0.80%     186,255     16.202639      3,017,823      10.52%
     1999 ............................................         0.80%     206,979     14.660562      3,034,428      20.04%
     1998 ............................................         0.80%     206,325     12.213208      2,519,890     -31.52%
     1997 ............................................         0.80%     212,577     17.834480      3,791,200      -2.46%

Single Premium contracts issued on or after April 16, 1990:

  American Century VP - American Century VP Balanced
     2001 ............................................         1.30%      27,610     18.571841        512,769      -4.79%
     2000 ............................................         1.30%      29,587     19.506844        577,149      -3.90%
     1999 ............................................         1.30%      36,043     20.298769        731,629       8.64%
     1998 ............................................         1.30%      43,205     18.685028        807,287      14.28%
     1997 ............................................         1.30%      38,245     16.350628        625,330      14.31%
  American Century VP - American Century VP Capital
   Appreciation
     2001 ............................................         1.30%      93,041     18.500029      1,721,261     -29.00%
     2000 ............................................         1.30%     156,838     26.057031      4,086,733       7.63%
     1999 ............................................         1.30%     134,822     24.209204      3,263,933      62.40%
     1998 ............................................         1.30%     113,249     14.906965      1,688,199      -3.42%
     1997 ............................................         1.30%     129,674     15.434921      2,001,508      -4.51%
   American Century VP - American Century VP Income
    & Growth
     2001 ............................................         1.30%      40,468     10.066594        407,375      -9.54%
     2000 ............................................         1.30%      48,794     11.128733        543,015     -11.76%
     1999 ............................................         1.30%      53,220     12.612413        671,233      16.50%
     1998 ............................................         1.30%      18,703     10.826437        202,487       8.26% 5/1/98
   American Century VP - American Century VP
    International
     2001 ............................................         1.30%     105,515     14.988556      1,581,517     -30.10%
     2000 ............................................         1.30%     126,911     21.441430      2,721,153     -17.90%
     1999 ............................................         1.30%     162,982     26.114709      4,256,228      61.93%
     1998 ............................................         1.30%     168,629     16.127264      2,719,524      17.23%
     1997 ............................................         1.30%     109,065     13.757328      1,500,443      17.10%

                                                                     (Continued)

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  American Century VP - American Century VP Value
     2001 ............................................         1.30%     123,905     16.598988      2,056,698      11.36%
     2000 ............................................         1.30%      57,614     14.906133        858,802      16.63%
     1999 ............................................         1.30%      26,781     12.781220        342,294      -2.13%
     1998 ............................................         1.30%      25,086     13.059452        327,609       3.46%
     1997 ............................................         1.30%      36,293     12.622928        458,124      24.45%
  Credit Suisse Trust - Global Post-Venture Capital
   Portfolio
     2001 ............................................         1.30%       7,002     10.873870         76,139     -29.56%
     2000 ............................................         1.30%      11,974     15.438040        184,855     -19.98%
     1999 ............................................         1.30%      88,739     19.293144      1,712,054      61.39%
     1998 ............................................         1.30%      23,108     11.954408        276,242       5.13%
     1997 ............................................         1.30%      20,440     11.370593        232,415      11.87%
  Credit Suisse Trust - International Equity Portfolio
     2001 ............................................         1.30%      55,979      9.868857        552,449     -23.29%
     2000 ............................................         1.30%      66,083     12.864457        850,122     -26.85%
     1999 ............................................         1.30%      81,838     17.586224      1,439,221      51.45%
     1998 ............................................         1.30%      92,476     11.611647      1,073,799       3.99%
     1997 ............................................         1.30%     134,117     11.166430      1,497,608      -3.52%
  Credit Suisse Trust - Small Cap Growth Portfolio
     2001 ............................................         1.30%      82,230     17.109846      1,406,943     -17.10%
     2000 ............................................         1.30%     118,070     20.639565      2,436,913     -19.17%
     1999 ............................................         1.30%     114,996     25.533360      2,936,234      66.90%
     1998 ............................................         1.30%     152,727     15.298780      2,336,537      -4.11%
     1997 ............................................         1.30%     175,452     15.954033      2,799,167      14.16%
  Dreyfus IP - European Equity Portfolio
     2001 ............................................         1.30%       2,993      6.578172         19,688     -29.06%
     2000 ............................................         1.30%       5,683      9.273374         52,701      -7.27% 5/1/00
  The Dreyfus Socially Responsible Growth Fund, Inc. .
     2001 ............................................         1.30%      22,613     23.777410        537,679     -23.58%
     2000 ............................................         1.30%      33,067     31.114958      1,028,878     -12.18%
     1999 ............................................         1.30%      31,488     35.428815      1,115,583      28.40%
     1998 ............................................         1.30%      27,695     27.592332        764,170      27.71%
     1997 ............................................         1.30%      27,923     21.605205        603,282      26.78%
  Dreyfus Stock Index Fund
     2001 ............................................         1.30%     215,776     25.286872      5,456,300     -13.32%
     2000 ............................................         1.30%     248,888     29.173405      7,260,910     -10.45%
     1999 ............................................         1.30%     315,343     32.576553     10,272,788      19.05%
     1998 ............................................         1.30%     326,895     27.364353      8,945,270      26.56%
     1997 ............................................         1.30%     252,267     21.622115      5,454,546      31.24%
  Dreyfus VIF - Appreciation Portfolio
     2001 ............................................         1.30%      80,268     12.653068      1,015,636     -10.49%
     2000 ............................................         1.30%      69,804     14.135555        986,718      -1.93%
     1999 ............................................         1.30%      81,279     14.413356      1,171,503      10.02%
     1998 ............................................         1.30%      62,982     13.101026        825,129      28.54%
     1997 ............................................         1.30%       8,365     10.192453         85,260       1.92% 7/14/97

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Dreyfus VIF - Growth and Income Portfolio
     2001 ............................................         1.30%      12,109     12.876695        155,924      -7.07%
     2000 ............................................         1.30%      16,818     13.856323        233,036      -5.02%
     1999 ............................................         1.30%       9,941     14.588194        145,021      15.38%
     1998 ............................................         1.30%      14,240     12.644103        180,052      10.37%
     1997 ............................................         1.30%      11,510     11.456116        131,860      14.71%
  Fidelity(R) VIP - Equity-Income Portfolio:
   Initial Class
     2001 ............................................         1.30%     292,636     35.855591     10,492,637      -6.19%
     2000 ............................................         1.30%     304,863     38.221825     11,652,420       7.03%
     1999 ............................................         1.30%     395,355     35.712129     14,118,969       4.96%
     1998 ............................................         1.30%     456,214     34.025630     15,522,969      10.19%
     1997 ............................................         1.30%     525,933     30.880183     16,240,907      26.45%
  Fidelity(R) VIP - Growth Portfolio: Initial Class
     2001 ............................................         1.30%     283,815     38.662344     10,972,953     -18.72%
     2000 ............................................         1.30%     342,658     47.567395     16,299,348     -12.12%
     1999 ............................................         1.30%     355,884     54.130524     19,264,187      35.66%
     1998 ............................................         1.30%     376,885     39.900577     15,037,929      37.69%
     1997 ............................................         1.30%     325,852     28.978553      9,442,719      21.89%
  Fidelity(R) VIP - High Income Portfolio:
   Initial Class
     2001 ............................................         1.30%      93,229     19.673202      1,834,113     -12.88%
     2000 ............................................         1.30%     100,049     22.581448      2,259,251     -23.47%
     1999 ............................................         1.30%     105,520     29.506936      3,113,572       6.76%
     1998 ............................................         1.30%     144,326     27.638937      3,989,017      -5.56%
     1997 ............................................         1.30%     160,493     29.267460      4,697,222      16.15%
  Fidelity(R) VIP - Overseas Portfolio: Initial Class
     2001 ............................................         1.30%     150,144     15.174561      2,278,369     -22.19%
     2000 ............................................         1.30%     168,125     19.502680      3,278,888     -20.15%
     1999 ............................................         1.30%     213,601     24.423718      5,216,931      40.79%
     1998 ............................................         1.30%     248,471     17.348011      4,310,478      11.29%
     1997 ............................................         1.30%     310,985     15.587449      4,847,463      10.11%
  Fidelity(R) VIP II - Asset Manager Portfolio:
   Initial Class
     2001 ............................................         1.30%     187,390     26.691052      5,001,636      -5.34%
     2000 ............................................         1.30%     201,334     28.195602      5,676,733      -5.16%
     1999 ............................................         1.30%     211,956     29.730624      6,301,584       9.66%
     1998 ............................................         1.30%     253,412     27.112311      6,870,585      13.57%
     1997 ............................................         1.30%     293,986     23.873730      7,018,542      19.09%
  Fidelity(R) VIP II - Contrafund Portfolio:
   Initial Class
     2001 ............................................         1.30%     215,185     20.409441      4,391,806     -13.39%
     2000 ............................................         1.30%     250,535     23.563410      5,903,459      -7.82%
     1999 ............................................         1.30%     290,335     25.563198      7,421,891      22.65%
     1998 ............................................         1.30%     275,660     20.842351      5,745,402      28.30%
     1997 ............................................         1.30%     257,262     16.244815      4,179,174      22.54%
  Fidelity(R) VIP III - Growth Opportunities Portfolio:
   Initial Class
     2001 ............................................         1.30%      17,924      9.571123        171,553     -15.53%
     2000 ............................................         1.30%      19,392     11.331281        219,736     -18.13%
     1999 ............................................         1.30%      21,868     13.841079        302,677       2.93%
     1998 ............................................         1.30%      64,568     13.447707        868,292      23.01%
     1997 ............................................         1.30%      31,619     10.932562        345,677       9.33% 7/14/97

                                                                     (Continued)

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Janus AS - Capital Appreciation Portfolio -
   Service Shares
     2001 ............................................         1.30%      15,561      6.068452         94,431     -22.85%
     2000 ............................................         1.30%      22,133      7.865419        174,085     -21.35% 5/1/00
  Janus AS - Global Technology Portfolio -
   Service Shares
     2001 ............................................         1.30%      44,468      4.157888        184,893     -38.13%
     2000 ............................................         1.30%      52,739      6.720656        354,441     -32.79% 5/1/00
  Janus AS - International Growth Portfolio -
   Service Shares
     2001 ............................................         1.30%      59,476      5.958051        354,361     -24.43%
     2000 ............................................         1.30%      72,749      7.883682        573,530     -21.16% 5/1/00
  Nationwide(R) SAT - Capital Appreciation Fund
   Class I
     2001 ............................................         1.30%      37,694     16.217110        611,288     -29.07%
     2000 ............................................         1.30%      45,948     22.863519      1,050,533     -27.48%
     1999 ............................................         1.30%      62,075     31.526314      1,956,996       2.93%
     1998 ............................................         1.30%     113,664     30.628674      3,481,378      28.29%
     1997 ............................................         1.30%      71,279     23.875030      1,701,788      32.76%
  Nationwide(R) SAT - Dreyfus Mid Cap Index Fund
   Class I
     2001 ............................................         1.30%      41,031     10.157238        416,762      -2.59%
     2000 ............................................         1.30%      10,564     10.427067        110,152       4.27% 5/1/00
  Nationwide(R) SAT - Gartmore Emerging Markets Fund
   Class I
     2001 ............................................         1.30%       1,128      8.127810          9,168      -6.42%
  Nationwide(R) SAT - Gartmore Global Technology &
   Communications Fund Class I
     2001 ............................................         1.30%      13,394      3.391119         45,421     -43.47%
     2000 ............................................         1.30%      18,398      5.998698        110,364     -40.01% 10/2/00
  Nationwide(R) SAT - Government Bond Fund Class I
     2001 ............................................         1.30%     253,883     21.700608      5,509,415       5.86%
     2000 ............................................         1.30%     188,357     20.498919      3,861,115      11.09%
     1999 ............................................         1.30%     240,383     18.452016      4,435,551      -3.61%
     1998 ............................................         1.30%     274,184     19.142839      5,248,660       7.50%
     1997 ............................................         1.30%     255,535     17.806978      4,550,306       8.25%
  Nationwide(R) SAT - MAS Multi Sector Bond Fund
   Class I
     2001 ............................................         1.30%         269     10.698042          2,878       2.84%
     2000 ............................................         1.30%       1,928     10.403041         20,057       4.03% 5/1/00
  Nationwide(R) SAT - Money Market Fund Class I
     2001 ............................................         1.30%     788,057     14.917365     11,755,734       2.25%
     2000 ............................................         1.30%     857,846     14.589227     12,515,310       4.66%
     1999 ............................................         1.30%   1,082,615     13.940225     15,091,897       3.49%
     1998 ............................................         1.30%     814,530     13.470763     10,972,341       3.90%
     1997 ............................................         1.30%   1,051,590     12.964662     13,633,509       3.89%
  Nationwide(R) SAT - Small Cap Growth Fund Class I
     2001 ............................................         1.30%      10,664      7.083730         75,541     -12.00%
     2000 ............................................         1.30%       3,122      8.049546         25,131     -29.07% 5/1/00
  Nationwide(R) SAT - Small Cap Value Fund Class I
     2001 ............................................         1.30%     193,975     14.958425      2,901,560      26.61%
     2000 ............................................         1.30%     236,917     11.814503      2,799,057       9.77%
     1999 ............................................         1.30%      23,585     10.762831        253,841      26.19%
     1998 ............................................         1.30%      28,961      8.529271        247,016     -14.71% 5/1/98

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Nationwide(R) SAT - Small Company Fund Class I
     2001 ............................................         1.30%      42,033     22.482240        944,996      -7.92%
     2000 ............................................         1.30%      74,796     24.415235      1,826,162       7.50%
     1999 ............................................         1.30%      66,890     22.712185      1,519,218      42.16%
     1998 ............................................         1.30%      68,318     15.976308      1,091,469      -0.30%
     1997 ............................................         1.30%      79,580     16.023638      1,275,161      15.83%
  Nationwide(R) SAT - Strong Mid Cap Growth Fund
   Class I
     2001 ............................................         1.30%       3,579      5.558609         19,894     -31.22%
     2000 ............................................         1.30%       9,148      8.081237         73,927     -19.19% 5/1/00
  Nationwide(R) SAT - Total Return Fund Class I
     2001 ............................................         1.30%      91,363     30.449581      2,781,965     -12.97%
     2000 ............................................         1.30%     103,521     34.985736      3,621,758      -3.38%
     1999 ............................................         1.30%     115,322     36.208762      4,175,667       5.56%
     1998 ............................................         1.30%     136,311     34.300994      4,675,603      16.55%
     1997 ............................................         1.30%     149,445     29.430261      4,398,205      27.76%
  Nationwide(R) SAT - Turner Growth Focus Fund Class I
     2001 ............................................         1.30%       2,633      3.805692         10,020     -39.82%
  Neuberger Berman AMT - Growth Portfolio
     2001 ............................................         1.30%     116,532     22.639891      2,638,272     -31.27%
     2000 ............................................         1.30%     110,577     32.939123      3,642,309     -12.79%
     1999 ............................................         1.30%      97,552     37.771042      3,684,641      48.46%
     1998 ............................................         1.30%     136,629     25.442656      3,476,205      14.03%
     1997 ............................................         1.30%     135,697     22.311330      3,027,581      27.34%
  Neuberger Berman AMT - Guardian Portfolio
     2001 ............................................         1.30%       7,490     10.220670         76,553      -2.79%
     2000 ............................................         1.30%       4,316     10.513749         45,377      -0.17%
     1999 ............................................         1.30%       2,945     10.531438         31,015      13.45%
     1998 ............................................         1.30%       4,760      9.282948         44,187      -7.17% 5/1/98
  Neuberger Berman AMT - Limited Maturity Bond
   Portfolio
     2001 ............................................         1.30%      64,208     17.341018      1,113,432       7.37%
     2000 ............................................         1.30%      55,938     16.150810        903,444       5.41%
     1999 ............................................         1.30%      58,827     15.321478        901,317       0.17%
     1998 ............................................         1.30%      76,004     15.295923      1,162,551       3.04%
     1997 ............................................         1.30%     169,876     14.844266      2,521,685       5.36%
  Neuberger Berman AMT - Partners Portfolio
     2001 ............................................         1.30%      58,929     23.242157      1,369,637      -4.09%
     2000 ............................................         1.30%      56,278     24.233377      1,363,806      -0.59%
     1999 ............................................         1.30%      69,118     24.377639      1,684,934       5.98%
     1998 ............................................         1.30%     176,971     23.001381      4,070,577       2.86%
     1997 ............................................         1.30%     233,445     22.361130      5,220,094      29.56%
  Oppenheimer Aggressive Growth Fund/VA
     2001 ............................................         1.30%      12,032      5.262277         63,316     -32.16%
     2000 ............................................         1.30%      25,730      7.757136        199,591     -22.43% 5/1/00
  Oppenheimer Bond Fund/VA
     2001 ............................................         1.30%      71,479     20.452013      1,461,889       6.39%
     2000 ............................................         1.30%      57,658     19.224081      1,108,422       4.73%
     1999 ............................................         1.30%      70,351     18.355321      1,291,315      -2.79%
     1998 ............................................         1.30%      84,868     18.882225      1,602,497       5.42%
     1997 ............................................         1.30%      89,920     17.910876      1,610,546       7.84%

                                                                     (Continued)

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Oppenheimer Capital Appreciation Fund/VA
     2001 ............................................         1.30%      89,005     15.167382      1,349,973     -13.71%
     2000 ............................................         1.30%      91,772     17.577949      1,613,164      -1.51%
     1999 ............................................         1.30%      60,384     17.847892      1,077,727      39.83%
     1998 ............................................         1.30%      26,155     12.764150        333,846      22.40%
     1997 ............................................         1.30%      10,788     10.428297        112,500       4.28% 7/14/97
  Oppenheimer Global Securities Fund/VA
     2001 ............................................         1.30%      89,126     25.449092      2,268,176     -13.18%
     2000 ............................................         1.30%     103,662     29.312842      3,038,628       3.74%
     1999 ............................................         1.30%      99,036     28.256521      2,798,413      56.44%
     1998 ............................................         1.30%      88,848     18.062180      1,604,789      12.63%
     1997 ............................................         1.30%     113,733     16.036486      1,823,878      20.84%
  Oppenheimer Main Street Growth & Income Fund/VA
     2001 ............................................         1.30%      11,244      7.960162         89,504     -11.33%
     2000 ............................................         1.30%       3,017      8.977032         27,084     -10.23% 5/1/00
  Oppenheimer Multiple Strategies Fund/VA
     2001 ............................................         1.30%      95,325     26.649037      2,540,319       0.89%
     2000 ............................................         1.30%     102,256     26.413991      2,700,989       5.07%
     1999 ............................................         1.30%     106,259     25.139330      2,671,280      10.35%
     1998 ............................................         1.30%     110,357     22.780548      2,513,993       5.28%
     1997 ............................................         1.30%     152,543     21.638756      3,300,841      15.71%
  Strong Opportunity Fund II, Inc.
     2001 ............................................         1.30%      99,955     38.960989      3,894,346      -4.95%
     2000 ............................................         1.30%     101,232     40.898881      4,140,276       5.23%
     1999 ............................................         1.30%     102,073     38.955700      3,976,325      33.17%
     1998 ............................................         1.30%     111,969     29.253391      3,275,473      12.08%
     1997 ............................................         1.30%     132,285     26.101254      3,452,804      23.83%
  Strong VIF - Strong Discovery Fund II
     2001 ............................................         1.30%      35,961     20.624646        741,683       2.73%
     2000 ............................................         1.30%      29,577     20.076460        593,801       3.05%
     1999 ............................................         1.30%      32,996     19.481837        642,823       3.73%
     1998 ............................................         1.30%      58,970     18.780910      1,107,510       5.87%
     1997 ............................................         1.30%      68,152     17.738866      1,208,939       9.95%
  Strong VIF - Strong International Stock Fund II
     2001 ............................................         1.30%      28,858      7.578594        218,703     -23.15%
     2000 ............................................         1.30%      77,557      9.861771        764,849     -40.30%
     1999 ............................................         1.30%     142,490     16.519505      2,353,864      84.79%
     1998 ............................................         1.30%      35,834      8.939643        320,343      -6.01%
     1997 ............................................         1.30%      40,251      9.511045        382,829     -14.64%
  UIF - Emerging Markets Debt Portfolio
     2001 ............................................         1.30%       7,324     10.583651         77,515       8.67%
     2000 ............................................         1.30%       9,551      9.739230         93,019       9.96%
     1999 ............................................         1.30%       6,540      8.857388         57,927      27.71%
     1998 ............................................         1.30%       7,315      6.935753         50,735     -29.31%
     1997 ............................................         1.30%       5,443      9.810873         53,401      -1.89% 7/14/97

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                                 CONTRACT
                                                              EXPENSE                 UNIT             OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE          EQUITY      RETURN**
                                                             --------    -----     ----------         --------     --------
  UIF - U.S. Real Estate Portfolio
     2001 ............................................         1.30%      53,253     20.418602        1,087,352       8.41%
     2000 ............................................         1.30%      50,123     18.833757          944,004      26.41%
     1999 ............................................         1.30%      39,678     14.898574          591,146      -4.62%
     1998 ............................................         1.30%      67,042     15.620311        1,047,217     -12.76%
     1997 ............................................         1.30%      98,406     17.905659        1,762,024      19.91%
  Van Eck WIT - Worldwide Bond Fund
     2001 ............................................         1.30%      33,122     13.823940          457,877      -6.33%
     2000 ............................................         1.30%      31,281     14.757769          461,638       0.56%
     1999 ............................................         1.30%      34,273     14.675886          502,987      -9.01%
     1998 ............................................         1.30%      56,294     16.129801          908,011      11.30%
     1997 ............................................         1.30%      45,566     14.492332          660,358       1.07%
  Van Eck WIT - Worldwide Emerging Markets Fund
     2001 ............................................         1.30%      34,168      6.285993          214,780      -3.09%
     2000 ............................................         1.30%      37,709      6.486254          244,590     -42.61%
     1999 ............................................         1.30%     123,914     11.302972        1,400,596      97.70%
     1998 ............................................         1.30%      25,018      5.717162          143,032     -34.98%
     1997 ............................................         1.30%      35,382      8.793232          311,122     -12.75%
  Van Eck WIT - Worldwide Hard Assets Fund
     2001 ............................................         1.30%      38,241     12.731937          486,882     -11.61%
     2000 ............................................         1.30%      57,160     14.404038          823,335       9.97%
     1999 ............................................         1.30%      71,735     13.098076          939,590      19.44%
     1998 ............................................         1.30%     128,220     10.966233        1,406,090     -31.86%
     1997 ............................................         1.30%     142,782     16.093994        2,297,933      -2.95%
                                                                                                 --------------

Total Contract Owners' Equity by Year
     2001.....................................................................................   $  933,404,977
                                                                                                 ==============
     2000.....................................................................................   $1,071,884,297
                                                                                                 ==============
     1999.....................................................................................   $1,144,615,392
                                                                                                 ==============
     1998.....................................................................................   $  894,156,479
                                                                                                 ==============
     1997.....................................................................................   $  658,587,322
                                                                                                 ==============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide VLI Separate Account-2:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP
Columbus, Ohio
February 20, 2002

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


                                                                     Bulk Rate
                                                                   U.S. Postage
                                                                      P A I D
                                                                  Columbus, Ohio
                                                                  Permit No. 521

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company